UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Foundation® Conservative Allocation Fund
December 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 36.93%
U.S. Markets – 21.28%
Consumer Discretionary – 1.64%
Amazon.com †	70	$52,491
Aramark	380	13,574
BorgWarner	570	22,481
Cheesecake Factory	410	24,551
Chuy’s Holdings †	440	14,278
Cinemark Holdings	730	28,003
Comcast Class A	890	61,455
Del Frisco’s Restaurant
Group †	1,700	28,900
Dollar General	604	44,738
Express †	1,805	19,422
Fiesta Restaurant Group †	855	25,522
Five Below †	565	22,577
Ford Motor	2,650	32,145
G-III Apparel Group †	250	7,390
Home Depot	370	49,610
Jack in the Box	405	45,214
L Brands	1,195	78,679
Liberty Global Class A †	437	13,368
Liberty Global Class C †	1,681	49,926
Liberty Interactive Corp. QVC
Group Class A †	5,925	118,381
Lowe’s	2,300	163,576
Malibu Boats Class A †	1,190	22,705
National CineMedia	1,605	23,642
Newell Brands	352	15,717
NIKE Class B	390	19,824
Popeyes Louisiana Kitchen †	455	27,518
Shutterfly †	665	33,370
Starbucks	700	38,864
Steven Madden †	927	33,140
Tenneco †	785	49,039
Tractor Supply	350	26,533
TripAdvisor †	1,536	71,224
Walt Disney	920	95,882
		1,373,739
Consumer Staples – 1.14%
Archer-Daniels-Midland	3,400	155,210
Casey’s General Stores	240	28,531
CVS Health	2,670	210,690
General Mills	410	25,326
J&J Snack Foods	242	32,290
Kimberly-Clark	270	30,812
Kraft Heinz	1,824	159,272
Mondelez International	3,773	167,257
PepsiCo	320	33,482
Procter & Gamble	650	54,652
Walgreens Boots Alliance	618	51,146
		948,668
Energy – 1.44%
Carrizo Oil & Gas †	885	33,055
Chevron	2,330	274,241
ConocoPhillips	3,300	165,462
EOG Resources	260	26,286
Halliburton	3,980	215,278
Marathon Oil	7,000	121,170
Occidental Petroleum	3,040	216,539
PDC Energy †	455	33,024
Pioneer Energy Services †	1,055	7,227
RSP Permian †	750	33,465
Schlumberger	440	36,938
Superior Energy Services	735	12,407
Synergy Resources †	2,995	26,685
		1,201,777
Financials – 2.72%
Aflac	670	46,632
Allstate	2,300	170,476
American Equity Investment
Life Holding	1,330	29,978
Ameriprise Financial	260	28,844
Bank of New York Mellon	3,600	170,568
BB&T	3,600	169,272
BlackRock	100	38,054
Bryn Mawr Bank	490	20,654
Capital One Financial	470	41,003
Cardinal Financial	1,070	35,085
Charles Schwab	1,340	52,890
Citigroup	1,130	67,156
City Holding	660	44,616
CoBiz Financial	1,300	21,957
Essent Group †	1,085	35,121
Evercore Partners Class A	635	43,625
Flushing Financial	940	27,627
Great Western Bancorp	955	41,628
Hope Bancorp	1,860	40,715
Houlihan Lokey	720	22,406
Independent Bank	365	25,714
Infinity Property & Casualty	325	28,568
Intercontinental Exchange	2,531	142,799
Invesco	1,000	30,340
JPMorgan Chase & Co.	1,190	102,685

(continues)     NQ-444 [12/16] 2/17 (18639) 1

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
KeyCorp	2,740	$50,060
Marsh & McLennan	2,400	162,216
Old National Bancorp	2,390	43,379
Primerica	700	48,405
Prosperity Bancshares	680	48,810
Prudential Financial	300	31,218
Raymond James Financial	450	31,172
Selective Insurance Group	880	37,884
State Street	420	32,642
Sterling Bancorp	2,150	50,310
Stifel Financial †	700	34,965
Travelers	390	47,744
Umpqua Holdings	2,155	40,471
United Fire Group	580	28,519
Webster Financial	845	45,867
Western Alliance Bancorp †	715	34,828
WSFS Financial	620	28,737
		2,275,640
Healthcare – 3.25%
Abbott Laboratories	4,000	153,640
AbbVie	920	57,610
Acorda Therapeutics †	895	16,826
Air Methods †	915	29,143
Alkermes †	300	16,674
Allergan †	777	163,178
Biogen †	392	111,163
Cardinal Health	2,300	165,531
Catalent †	1,325	35,722
Celgene †	1,906	220,619
CONMED	795	35,115
CryoLife	1,686	32,287
DENTSPLY SIRONA	1,073	61,944
Express Scripts Holding †	2,905	199,835
Gilead Sciences	690	49,411
HealthSouth	635	26,187
Johnson & Johnson	1,400	161,294
Ligand Pharmaceuticals
Class B †	365	37,088
Medicines †	825	28,001
Merck & Co.	3,830	225,472
Merit Medical Systems †	1,356	35,934
Pfizer	7,048	228,919
Prestige Brands Holdings †	641	33,396
Quest Diagnostics	1,900	174,610
Quidel †	1,365	29,238
Quintiles IMS Holdings †	1,117	84,948
Repligen †	440	13,561
Retrophin †	1,190	22,527
Spectrum Pharmaceuticals †	2,570	11,385
Team Health Holdings †	450	19,553
TESARO †	375	50,430
Thermo Fisher Scientific	300	42,330
UnitedHealth Group	420	67,217
Vanda Pharmaceuticals †	1,730	27,593
Vertex Pharmaceuticals †	270	19,891
Wright Medical Group †	975	22,406
		2,710,678
Industrials – 2.15%
AAON	1,293	42,734
ABM Industries	865	35,327
Applied Industrial
Technologies	655	38,907
Barnes Group	1,080	51,214
Columbus McKinnon	1,290	34,882
Continental Building
Products †	1,750	40,425
Eaton	410	27,507
ESCO Technologies	925	52,401
Esterline Technologies †	190	16,948
Federal Signal	1,465	22,869
General Electric	3,140	99,224
Granite Construction	825	45,375
Honeywell International	380	44,023
JB Hunt Transport Services	270	26,209
Kadant	665	40,698
KEYW Holding †	1,690	19,925
Kforce	1,145	26,449
KLX †	730	32,930
Lockheed Martin	120	29,993
MYR Group †	865	32,593
Nielsen Holdings	1,942	81,467
Northrop Grumman	700	162,806
On Assignment †	885	39,082
Parker-Hannifin	300	42,000
Raytheon	1,100	156,200
Republic Services	390	22,249
Rockwell Collins	240	22,262
Southwest Airlines	430	21,431
Swift Transportation †	1,110	27,040
Tetra Tech	965	41,640
TriNet Group †	940	24,083
Union Pacific	540	55,987
United Technologies	630	69,061

2 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
US Ecology	660	$32,439
WageWorks †	431	31,247
Waste Management	2,400	170,184
XPO Logistics †	800	34,528
		1,794,339
Information Technology – 3.96%
Accenture Class A	320	37,482
Adobe Systems †	410	42,209
Alphabet Class A †	262	207,622
Alphabet Class C †	109	84,128
Analog Devices	250	18,155
Anixter International †	410	33,231
Apple	1,000	115,820
Applied Micro Circuits †	2,129	17,564
Broadcom	240	42,425
Brooks Automation	1,480	25,264
CA	4,828	153,386
Callidus Software †	1,840	30,912
Cisco Systems	6,460	195,221
Convergys	1,480	36,349
eBay †	3,927	116,593
Electronic Arts †	1,382	108,846
ExlService Holdings †	800	40,352
Facebook Class A †	1,774	204,099
GrubHub †	455	17,117
Guidewire Software †	195	9,619
II-VI †	410	12,157
Intel	6,240	226,325
Intuit	510	58,451
j2 Global	610	49,898
MACOM Technology Solutions
Holdings †	485	22,446
Mastercard Class A	1,267	130,818
Maxim Integrated Products	960	37,027
MaxLinear Class A †	1,355	29,539
Microsemi †	945	51,002
Microsoft	3,998	248,436
NETGEAR †	535	29,077
PayPal Holdings †	3,886	153,380
Plantronics	440	24,094
Proofpoint †	540	38,151
Q2 Holdings †	550	15,867
QUALCOMM	2,207	143,896
Sabre	1,420	35,429
salesforce.com †	650	44,499
Semtech †	1,200	37,860
Silicon Laboratories †	460	29,900
SS&C Technologies Holdings	660	18,876
Symantec	3,221	76,950
Synaptics †	545	29,201
Tyler Technologies †	240	34,265
Visa Class A	2,057	160,487
Yahoo †	900	34,803
		3,309,228
Materials – 0.65%
Axalta Coating Systems †	1,050	28,560
Balchem	290	24,337
Boise Cascade †	910	20,475
Chemtura †	465	15,438
Eastman Chemical	580	43,622
EI du Pont de Nemours & Co.	2,300	168,820
Kaiser Aluminum	385	29,911
Minerals Technologies	650	50,213
Neenah Paper	520	44,304
Quaker Chemical	360	46,058
WestRock	655	33,254
Worthington Industries	825	39,138
		544,130
Real Estate – 3.44%
American Tower	490	51,783
Apartment Investment &
Management	700	31,815
AvalonBay Communities	525	93,004
Boston Properties	675	84,901
Brandywine Realty Trust	2,325	38,386
Camden Property Trust	175	14,712
Cousins Properties	1,400	11,914
Crown Castle International	1,459	126,597
DCT Industrial Trust	275	13,167
DDR	1,925	29,395
Douglas Emmett	1,475	53,926
Duke Realty	2,825	75,032
EastGroup Properties	405	29,905
EPR Properties	100	7,177
Equinix	186	66,478
Equity LifeStyle Properties	400	28,840
Equity One	700	21,483
Equity Residential	4,075	262,267
Essex Property Trust	375	87,187
Extra Space Storage	400	30,896
Federal Realty Investment
Trust	200	28,422

(continues)     NQ-444 [12/16] 2/17 (18639) 3

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Real Estate (continued)
First Industrial Realty Trust	2,760	$77,418
General Growth Properties	3,075	76,813
Gramercy Property Trust	4,355	39,979
Highwoods Properties	900	45,909
Host Hotels & Resorts	4,380	82,519
Kilroy Realty	525	38,441
Kimco Realty	1,500	37,740
Kite Realty Group Trust	1,303	30,594
LaSalle Hotel Properties	1,340	40,830
Lexington Realty Trust	1,650	17,820
Liberty Property Trust	400	15,800
Life Storage	225	19,183
LTC Properties	125	5,873
Macerich	400	28,336
Mack-Cali Realty	1,225	35,549
Mid-America Apartment
Communities	373	36,500
National Retail Properties	1,375	60,775
Omega Healthcare Investors	475	14,849
Parkway †	159	3,538
Pebblebrook Hotel Trust	1,545	45,964
Prologis	1,925	101,621
PS Business Parks	225	26,217
Public Storage	400	89,400
Ramco-Gershenson Properties
Trust	3,050	50,569
Regency Centers	675	46,541
RLJ Lodging Trust	975	23,878
Sabra Health Care REIT	425	10,379
Simon Property Group	1,100	195,437
SL Green Realty	525	56,464
Spirit Realty Capital	2,175	23,621
Tanger Factory Outlet Centers	900	32,202
Taubman Centers	275	20,331
UDR	1,275	46,512
Urban Edge Properties	325	8,941
Ventas	1,200	75,024
Vornado Realty Trust	900	93,933
Welltower	400	26,772
		2,869,559
Telecommunication Services – 0.58%
AT&T	6,560	278,997
ATN International	385	30,850
Verizon Communications	3,300	176,154
		486,001
Utilities – 0.31%
Edison International	2,200	158,378
NorthWestern	685	38,956
South Jersey Industries	780	26,278
Spire	480	30,984
		254,596
Total U.S. Markets
(cost $11,402,173)		17,768,355

Developed Markets – 11.26%§
Consumer Discretionary – 2.01%
Bandai Namco Holdings	900	24,772
Bayerische Motoren Werke	1,531	142,591
Cie Financiere Richemont
Class A	585	38,663
Cie Generale des
Etablissements Michelin	220	24,455
Continental	170	32,752
Denso	700	30,280
Hennes & Mauritz Class B	1,000	27,721
Industria de Diseno Textil	1,100	37,473
J Front Retailing	2,000	26,927
Kering	469	105,198
LVMH Moet Hennessy Louis
Vuitton	150	28,601
Next	320	19,631
Nitori Holdings	1,226	139,782
Oriental Land	500	28,221
Publicis Groupe	800	55,124
RTL Group	355	26,008
Sekisui Chemical	2,200	35,021
Sodexo	250	28,703
Stanley Electric	1,100	29,967
Sumitomo Rubber Industries	8,600	136,072
Swatch Group	75	23,277
Techtronic Industries	33,500	119,879
Toyota Motor	3,099	181,689
USS	1,500	23,829
Valeo	1,396	80,141
Whitbread	500	23,259
WPP	1,810	40,279
Yue Yuen Industrial Holdings	47,000	170,361
		1,680,676
Consumer Staples – 1.64%
Anheuser-Busch InBev	350	37,045
Aryzta †	2,656	116,801
Asahi Group Holdings	1,400	44,079
British American Tobacco	1,460	82,746
Carlsberg Class B	1,408	121,270

4 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples (continued)
Chocoladefabriken Lindt &
Spruengli Class PC	6	$31,047
Coca-Cola Amatil	12,848	93,700
Coca-Cola European Partners	845	26,669
Danone	585	37,018
Diageo	1,270	32,956
FamilyMart UNY Holdings	400	26,616
Japan Tobacco	4,400	144,424
Jeronimo Martins	1,720	26,677
Kao	700	33,134
Koninklijke Ahold Delhaize †	1,703	35,870
L’Oreal	210	38,276
Nestle	1,850	132,530
Reckitt Benckiser Group	315	26,683
Svenska Cellulosa Class B	1,150	32,368
Tate & Lyle	2,500	21,757
Tesco †	36,153	92,183
Treasury Wine Estates	2,500	19,232
Unilever	730	29,521
Unilever CVA	910	37,382
WH Group 144A #	32,500	26,198
Woolworths	1,400	24,301
		1,370,483
Energy – 0.32%
Amec Foster Wheeler	3,700	21,366
Neste	430	16,455
Suncor Energy	3,000	98,090
TOTAL	2,493	127,871
		263,782
Financials – 1.41%
AIA Group	5,800	32,491
AXA	6,475	163,227
Banco Espirito Santo
Class R =†	85,000	0
Bank Leumi Le-Israel †	7,700	31,644
Bankia	25,200	25,680
Deutsche Bank †	800	14,511
Euronext 144A #	640	26,378
ING Groep	9,905	139,450
Legal & General Group	11,100	33,815
Mitsubishi UFJ Financial
Group	36,181	223,140
Nordea Bank	17,541	194,365
QBE Insurance Group	3,440	30,736
Seven Bank	6,900	19,730
Sony Financial Holdings	2,300	35,853
Standard Chartered †	15,446	125,961
UniCredit	28,570	82,045
		1,179,026
Healthcare – 1.58%
Actelion †	140	30,255
Astellas Pharma	3,100	43,007
Bayer	440	45,841
Fresenius	525	40,956
ICON †	420	31,584
Indivior	6,500	23,684
Merck	310	32,277
Miraca Holdings	700	31,308
Novartis	3,531	256,787
Novo Nordisk Class B	1,040	37,307
Orion Class B	600	26,659
Ramsay Health Care	535	26,304
Roche Holding	420	95,740
Sanofi	2,484	200,869
Shire	2,200	125,618
Smith & Nephew	1,900	28,518
STADA Arzneimittel	1,547	79,921
Sumitomo Dainippon Pharma	1,700	29,179
Teva Pharmaceutical
Industries ADR	3,692	133,835
		1,319,649
Industrials – 2.22%
ABB †	1,550	32,615
Aggreko	1,580	17,836
Airbus	720	47,555
ANDRITZ	530	26,560
Aurizon Holdings	7,100	25,814
Deutsche Lufthansa	2,150	27,715
Deutsche Post	5,509	180,668
East Japan Railway	2,225	191,837
Elbit Systems	210	21,214
Fraport Frankfurt Airport
Services Worldwide	500	29,504
Fuji Electric	5,000	25,819
ITOCHU	15,337	203,074
Japan Airlines	1,000	29,181
JTEKT	1,700	27,108
Koninklijke Philips	5,241	160,227
Meggitt	17,357	98,018
Minebea	10,600	98,911

(continues)      NQ-444 [12/16] 2/17 (18639) 5

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Mitsubishi Electric	2,000	$27,818
Mitsubishi Heavy Industries	7,000	31,822
Rexel	3,662	60,166
Safran	555	39,918
Securitas Class B	1,550	24,313
Singapore Airlines	2,600	17,321
Teleperformance	1,224	122,713
Travis Perkins	1,420	25,384
Vestas Wind Systems	345	22,344
Vinci	2,821	191,898
Wolters Kluwer	770	27,850
Yamato Holdings	1,100	22,298
		1,857,501
Information Technology – 0.69%
Amadeus IT Group	850	38,551
ASM Pacific Technology	2,900	30,669
Atos	350	36,889
Brother Industries	2,100	37,753
CGI Group Class A †	2,332	111,923
Infineon Technologies	1,610	27,849
InterXion Holding †	660	23,146
NICE	380	26,073
Omron	900	34,393
Playtech	10,334	105,137
SAP	490	42,387
Seiko Epson	1,800	38,003
Trend Micro †	600	21,296
		574,069
Materials – 0.55%
Alamos Gold	5,402	37,257
Amcor	2,350	25,293
Anglo American ADR †	1,800	12,690
Chr Hansen Holding	380	21,016
Daicel	2,100	23,087
EMS-Chemie Holding	67	34,025
Johnson Matthey	630	24,650
Kuraray	1,900	28,492
Linde	220	36,088
Rio Tinto	2,560	97,736
Shin-Etsu Chemical	500	38,694
South32	13,200	25,985
Umicore	525	29,868
Yamana Gold	7,453	20,927
		455,808
Real Estate – 0.12%
Cheung Kong Property
Holdings	3,500	21,374
Daito Trust Construction	200	30,068
Swire Properties	7,200	19,821
Westfield	4,050	27,384
		98,647
Telecommunication Services – 0.61%
BT Group	4,300	19,411
Deutsche Telekom	1,700	29,167
KDDI	1,800	45,455
Koninklijke KPN	8,500	25,136
Nippon Telegraph &
Telephone	4,344	182,861
Tele2 Class B	12,476	99,758
Telenor	1,900	28,361
Telstra	8,500	31,235
Vodafone Group	21,200	52,171
		513,555
Utilities – 0.11%
National Grid	5,283	61,725
Tokyo Gas	7,000	31,599
		93,324
Total Developed Markets
(cost $8,112,285)		9,406,520

Emerging Markets X – 4.39%
Consumer Discretionary – 0.37%
Arcos Dorados Holdings
Class A †	4,200	22,680
Astra International	48,300	29,534
B2W Cia Digital †	17,435	54,640
Ctrip.com International ADR †	2,200	88,000
Grupo Televisa ADR	3,125	65,281
Mahindra & Mahindra	635	11,059
Qunar Cayman Islands ADR †	200	6,026
Woolworths Holdings	5,692	29,451
		306,671
Consumer Staples – 0.53%
Anadolu Efes Biracilik Ve Malt
Sanayii	3,371	16,851
BRF ADR	2,700	39,852
China Mengniu Dairy	16,000	30,679
Cia Brasileira de Distribuicao
ADR	1,600	26,480
Cia Cervecerias Unidas ADR	1,300	27,274

6 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Coca-Cola Femsa ADR	384	$24,399
Fomento Economico
Mexicano ADR	600	45,726
Lotte Chilsung Beverage	26	31,448
Lotte Confectionery	330	48,751
Tingyi Cayman Islands
Holding	17,908	21,710
Tsingtao Brewery	4,004	15,082
Uni-President China Holdings	70,600	49,680
Wal-Mart de Mexico Class V	9,590	17,163
X5 Retail Group GDR †	1,540	49,973
		445,068
Energy – 0.65%
Cairn India	6,469	22,979
China Petroleum & Chemical	37,350	26,304
Gazprom PJSC ADR	7,988	40,301
Lukoil PJSC ADR	1,000	56,120
PetroChina ADR	275	20,267
Petroleo Brasileiro ADR †	6,419	64,896
PTT	3,841	39,900
Reliance Industries GDR
144A #	6,684	210,880
Rosneft Oil PJSC GDR	6,870	44,617
Tambang Batubara Bukit
Asam Persero	15,900	14,664
		540,928
Financials – 0.62%
Akbank	24,861	55,034
Banco Bradesco ADR	4,800	41,808
Bangkok Bank	6,096	27,063
China Construction Bank	41,080	31,460
Grupo Financiero Banorte	4,500	22,164
Grupo Financiero Santander
Mexico Class B ADR	4,200	30,198
ICICI Bank ADR	8,000	59,920
Itau Unibanco Holding ADR	5,703	58,627
KB Financial Group ADR	927	32,714
Reliance Capital	3,436	21,698
Samsung Life Insurance	565	52,588
Sberbank of Russia =	29,194	82,449
		515,723
Healthcare – 0.05%
Hypermarcas	4,900	39,339
		39,339
Industrials – 0.09%
Gol Linhas Aereas Inteligentes
ADR †	510	6,946
KCC	191	56,764
Rumo Logistica Operadora
Multimodal †	1,072	2,022
Santos Brasil Participacoes †	8,500	6,268
ZTO Express Cayman ADR †	500	6,035
		78,035
Information Technology – 1.19%
Alibaba Group Holding ADR †	820	72,004
Baidu ADR †	750	123,307
Hon Hai Precision Industry	15,468	40,234
MediaTek	10,000	66,807
Samsung Electronics	166	247,060
Samsung SDI	243	21,876
SINA †	1,100	66,869
Sohu.com †	2,000	67,780
Taiwan Semiconductor
Manufacturing	14,034	78,608
Taiwan Semiconductor
Manufacturing ADR	2,000	57,500
Tencent Holdings	4,900	118,811
Weibo ADR †	110	4,466
WNS Holdings ADR †	1,045	28,790
		994,112
Materials – 0.21%
Braskem ADR	2,300	48,783
Cemex ADR †	3,943	31,662
Cemex Latam Holdings †	2,673	10,062
Impala Platinum Holdings †	1,419	4,366
Sociedad Quimica y Minera de
Chile ADR	1,100	31,515
UltraTech Cement	1,071	51,162
		177,550
Real Estate – 0.05%
Etalon Group GDR 144A #=	3,700	11,821
IRSA Inversiones y
Representaciones ADR †	800	14,752
UEM Sunrise	67,159	15,661
		42,234
Telecommunication Services – 0.63%
America Movil Class L ADR	3,726	46,836
China Mobile	8,294	87,445
China Mobile ADR	200	10,486
LG Uplus	2,011	19,060
MegaFon GDR	1,266	11,964

(continues)     NQ-444 [12/16] 2/17 (18639) 7

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
Mobile TeleSystems ADR	1,600	$14,576
SK Telecom ADR	6,800	142,120
Telefonica Brasil ADR	4,350	58,203
TIM Participacoes ADR	6,400	75,520
Turkcell Iletisim Hizmetleri
ADR †	2,687	18,540
VimpelCom ADR	7,200	27,720
Vodacom Group	1,604	17,770
		530,240
Total Emerging Markets
(cost $3,660,287)		3,669,900

Total Common Stock
(cost $23,174,745)		30,844,775

Exchange-Traded Funds – 0.64%
iShares MSCI EAFE ETF	730	42,143
iShares MSCI EAFE Growth
ETF	595	37,896
iShares Russell 1000 Growth
ETF	3,410	357,709
Vanguard FTSE Developed
Markets ETF	1,515	55,358
Vanguard Mega Cap Growth
ETF	230	20,035
Vanguard Russell 1000
Growth ETF	195	20,964
Total Exchange-Traded
Funds (cost $525,147)		534,105

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 8.76%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	984	1,122
Series 2005-70 PA 5.50%
8/25/35	3,916	4,376
Series 2008-15 SB 5.844%
8/25/36 Σ●	23,309	4,451
Series 2010-41 PN 4.50%
4/25/40	60,000	65,119
Series 2010-43 HJ 5.50%
5/25/40	7,158	7,985
Series 2010-96 DC 4.00%
9/25/25	63,916	68,449
Series 2010-129 SM
5.244% 11/25/40 Σ●	68,015	11,499
Series 2012-98 MI 3.00%
8/25/31 Σ	92,006	10,964
Series 2013-07 EI 3.00%
10/25/40 Σ	1,939,356	273,196
Series 2013-26 ID 3.00%
4/25/33 Σ	108,122	15,453
Series 2013-38 AI 3.00%
4/25/33 Σ	100,467	13,784
Series 2013-43 IX 4.00%
5/25/43 Σ	269,343	60,510
Series 2013-44 DI 3.00%
5/25/33 Σ	323,103	51,453
Series 2013-51 PI 3.00%
11/25/32 Σ	158,448	19,129
Series 2013-55 AI 3.00%
6/25/33 Σ	109,900	15,702
Series 2013-64 KI 3.00%
2/25/33 Σ	503,532	65,621
Series 2014-36 ZE 3.00%
6/25/44	70,231	62,954
Series 2014-68 BS 5.394%
11/25/44 Σ●	97,805	19,464
Series 2015-44 Z 3.00%
9/25/43	93,091	88,702
Series 2015-71 PI 4.00%
3/25/43 Σ	299,206	48,330
Series 2015-95 SH 5.244%
1/25/46 Σ●	90,961	21,538
Series 2016-17 BI 4.00%
2/25/43 Σ	772,671	134,606
Series 2016-54 PI 3.00%
2/25/44 Σ	144,600	17,101
Series 2016-62 SA 5.244%
9/25/46 Σ●	123,336	32,049
Series 2016-74 GS 5.244%
10/25/46 Σ●	1,035,627	256,768
Series 2016-80 BZ 3.00%
11/25/46	161,806	139,768
Series 2016-80 CZ 3.00%
11/25/46	140,701	121,528
Series 2016-90 CI 3.00%
2/25/45 Σ	1,087,797	138,718
Series 2016-95 IO 3.00%
12/25/46 Σ	1,640,958	286,797
Series 2016-95 US 5.244%
12/25/46 Σ●	1,709,839	382,650
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	36,365	39,444
Series 4065 DE 3.00%
6/15/32	15,000	15,027

8 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4100 EI 3.00%
8/15/27 Σ	85,620	$9,162
Series 4109 AI 3.00%
7/15/31 Σ	184,524	21,672
Series 4120 IK 3.00%
10/15/32 Σ	141,043	19,823
Series 4146 IA 3.50%
12/15/32 Σ	74,678	11,536
Series 4181 DI 2.50%
3/15/33 Σ	66,076	8,348
Series 4184 GS 5.416%
3/15/43 Σ●	72,061	15,835
Series 4185 LI 3.00%
3/15/33 Σ	78,020	10,906
Series 4186 IE 3.00%
3/15/33 Σ	1,381,768	190,841
Series 4191 CI 3.00%
4/15/33 Σ	67,998	9,509
Series 4342 CI 3.00%
11/15/33 Σ	66,818	8,293
Series 4366 DI 3.50%
5/15/33 Σ	179,103	33,311
Series 4435 DY 3.00%
2/15/35	73,000	72,086
Series 4518 CI 3.50%
6/15/42 Σ	296,098	40,236
Series 4567 LI 4.00%
8/15/45 Σ	772,188	143,028
Series 4592 WT 5.50%
6/15/46	149,847	166,486
Series 4594 SG 5.296%
6/15/46 Σ●	189,333	47,587
Series 4596 ZH 3.00%
11/15/45	725,792	710,362
Series 4614 HB 2.50%
9/15/46	32,000	28,433
Series 4623 LZ 2.50%
10/15/46	120,501	101,956
Series 4623 MW 2.50%
10/15/46	225,000	209,512
Freddie Mac Strips
Series 267 S5 5.296%
8/15/42 Σ●	92,928	20,165
Series 299 S1 5.296%
1/15/43 Σ●	69,032	14,355
Series 326 S2 5.246%
3/15/44 Σ●	76,439	15,383
GNMA
Series 2010-113 KE 4.50%
9/20/40	140,000	151,881
Series 2012-136 MX
2.00% 11/20/42	240,000	216,116
Series 2013-113 AZ 3.00%
8/20/43	89,508	84,739
Series 2013-113 LY 3.00%
5/20/43	138,000	135,392
Series 2015-133 AL 3.00%
5/20/45	96,000	91,120
Series 2015-64 GZ 2.00%
5/20/45	33,029	26,823
Series 2016-101 QL 3.00%
7/20/46	356,000	330,451
Series 2016-108 YL 3.00%
8/20/46	1,720,000	1,576,444
Series 2016-111 PB 2.50%
8/20/46	30,000	26,788
Series 2016-134 MW
3.00% 10/20/46	140,000	138,376
Series 2016-5 GL 3.00%
7/20/45	140,000	136,237
Total Agency Collateralized
Mortgage Obligations
(cost $7,478,996)		7,317,449

Agency Commercial Mortgage-Backed Securities – 0.72%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K055 A2 2.673%
3/25/26 ⧫	105,000	102,970
Series K056 A2 2.525%
5/25/26 ⧫	35,000	33,882
Series K057 A2 2.57%
7/25/26 ⧫	30,000	29,128
Series K716 A2 3.13%
6/25/21 ⧫	45,000	46,805
Series KS03 A4 3.161%
5/25/25 ⧫●	50,000	50,554
FREMF Mortgage Trust
Series 2011-K14 B 144A
5.167% 2/25/47 #●	20,000	21,872
Series 2011-K15 B 144A
4.948% 8/25/44 #●	10,000	10,788
Series 2012-K18 B 144A
4.255% 1/25/45 #●	30,000	31,563
Series 2012-K22 B 144A
3.811% 8/25/45 #●	50,000	51,263
Series 2012-K708 B 144A
3.751% 2/25/45 #●	45,000	46,154

(continues)     NQ-444 [12/16] 2/17 (18639) 9

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K708 C 144A
3.751% 2/25/45 #●	15,000	$15,323
Series 2013-K33 B 144A
3.502% 8/25/46 #●	50,000	50,345
Series 2013-K712 B 144A
3.365% 5/25/45 #●	25,000	25,387
Series 2013-K713 B 144A
3.165% 4/25/46 #●	15,000	15,119
Series 2013-K713 C 144A
3.165% 4/25/46 #●	75,000	73,602
Total Agency Commercial
Mortgage-Backed
Securities (cost $619,454)		604,755

Agency Mortgage-Backed Securities – 10.04%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	51,530	55,748
4.50% 2/1/46	257,027	276,728
5.00% 10/1/35	246,340	269,097
5.50% 12/1/32	1,584	1,776
5.50% 6/1/33	9,898	11,087
5.50% 3/1/34	48,200	53,878
5.50% 4/1/34	8,492	9,522
5.50% 7/1/34	1,517	1,701
5.50% 9/1/34	24,716	27,721
5.50% 11/1/34	9,009	10,103
5.50% 12/1/34	15,462	17,286
5.50% 3/1/35	17,530	19,653
5.50% 5/1/35	31,070	34,802
5.50% 6/1/35	6,059	6,793
5.50% 1/1/36	26,012	29,175
5.50% 4/1/36	62,516	69,928
5.50% 5/1/36	3,816	4,271
5.50% 7/1/36	26,617	29,819
5.50% 9/1/36	28,136	31,564
5.50% 11/1/36	4,793	5,360
5.50% 1/1/37	32,044	35,929
5.50% 2/1/37	10,597	11,836
5.50% 4/1/37	41,257	46,073
5.50% 8/1/37	244,309	273,731
5.50% 1/1/38	684	763
5.50% 2/1/38	8,849	9,926
5.50% 3/1/38	21,122	23,759
5.50% 6/1/38	89,294	99,716
5.50% 7/1/38	7,639	8,509
5.50% 1/1/39	35,553	39,825
5.50% 3/1/40	77,041	86,250
5.50% 7/1/40	46,735	52,357
5.50% 3/1/41	137,570	154,263
5.50% 6/1/41	54,861	61,421
5.50% 9/1/41	360,037	403,602
6.00% 3/1/34	4,364	5,018
6.00% 4/1/35	93,721	107,391
6.00% 6/1/35	85,661	97,718
6.00% 5/1/36	81,992	92,896
6.00% 6/1/36	2,702	3,064
6.00% 9/1/36	8,971	10,423
6.00% 12/1/36	2,932	3,345
6.00% 2/1/37	9,652	10,936
6.00% 5/1/37	20,818	23,591
6.00% 6/1/37	1,619	1,859
6.00% 7/1/37	1,369	1,564
6.00% 8/1/37	12,527	14,208
6.00% 9/1/37	3,252	3,683
6.00% 11/1/37	506	573
6.00% 3/1/38	183,426	210,618
6.00% 5/1/38	46,798	53,027
6.00% 9/1/38	8,748	10,015
6.00% 10/1/38	3,969	4,499
6.00% 9/1/39	123,529	139,987
6.00% 10/1/39	72,815	83,891
6.00% 3/1/40	12,707	14,412
6.00% 9/1/40	11,706	13,263
6.00% 11/1/40	4,921	5,674
6.00% 5/1/41	76,992	87,249
6.00% 6/1/41	35,335	40,025
6.00% 7/1/41	135,106	152,937
6.50% 2/1/36	3,780	4,276
6.50% 3/1/40	68,726	77,800
6.50% 5/1/40	14,821	16,852
Fannie Mae S.F. 30 yr TBA
4.50% 3/1/44	2,853,000	3,059,675
Freddie Mac ARM
2.553% 10/1/46 ●	75,717	76,271
Freddie Mac S.F. 30 yr
5.50% 3/1/34	3,510	3,950
5.50% 12/1/34	3,292	3,703
5.50% 6/1/36	2,195	2,466
5.50% 9/1/37	2,958	3,295
5.50% 4/1/38	10,195	11,370
5.50% 6/1/38	2,670	2,977
5.50% 7/1/38	11,016	12,289
5.50% 3/1/40	11,479	12,768
5.50% 8/1/40	17,622	19,650
5.50% 1/1/41	11,702	13,049
5.50% 6/1/41	75,100	83,934

10 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 2/1/36		6,896	$7,867
6.00% 3/1/36		6,767	7,727
6.00% 8/1/36		842,077	953,752
6.00% 9/1/37		44,360	50,401
6.00% 1/1/38		4,098	4,630
6.00% 6/1/38		11,243	12,765
6.00% 8/1/38		30,156	34,593
6.00% 5/1/40		36,444	41,343
6.00% 7/1/40		36,115	41,075
6.50% 4/1/39		16,892	19,215
GNMA I S.F. 30 yr
5.00% 3/15/40		168,311	184,291
GNMA II S.F. 30 yr
5.50% 5/20/37		12,944	14,349
5.50% 4/20/40		11,949	13,083
6.00% 2/20/39		18,451	20,854
6.00% 2/20/40		57,861	66,041
6.00% 4/20/46		20,052	22,350
6.50% 10/20/39		16,772	18,991
Total Agency
Mortgage-Backed
Securities (cost $8,392,068)			8,383,490

Collateralized Debt Obligations – 1.50%
Carlyle Global Market
Strategies CLO
Series 2014-2A A 144A
2.376% 5/15/25 #●		250,000	250,015
Cedar Funding VI CLO
Series 2016-6A A1 144A
2.344% 10/20/28 #●		250,000	250,190
Cent CLO
Series 2013-20A A 144A
2.362% 1/25/26 #●		150,000	149,924
CIFC Funding
Series 2014-2A A1L 144A
2.41% 5/24/26 #●		250,000	250,510
Magnetite IX
Series 2014-9A A1 144A
2.302% 7/25/26 #●		250,000	250,103
Venture XXIV CLO
Series 2016-24A A1D
144A 2.24% 10/20/28 #●		100,000	100,091
Total Collateralized Debt
Obligations
(cost $1,244,000)			1,250,833

Corporate Bonds – 26.76%
Banking – 5.20%
Bank Nederlandse
Gemeenten
5.25% 5/20/24	AUD	16,000	12,930
Bank of America
3.248% 10/21/27		25,000	23,921
3.30% 8/5/21	AUD	10,000	7,071
4.183% 11/25/27		50,000	50,133
4.45% 3/3/26		340,000	351,040
Bank of New York Mellon
2.15% 2/24/20		15,000	14,963
2.20% 8/16/23		45,000	42,973
2.50% 4/15/21		115,000	115,196
2.80% 5/4/26		20,000	19,284
4.625% 12/29/49 ●		60,000	55,189
BB&T
2.05% 5/10/21		220,000	216,053
2.45% 1/15/20		60,000	60,496
Capital One Financial
4.20% 10/29/25		95,000	95,489
Citigroup 3.75% 10/27/23	AUD	59,000	41,256
Citizens Financial Group
2.375% 7/28/21		25,000	24,542
4.30% 12/3/25		55,000	55,972
Credit Suisse Group 144A
6.25% 12/29/49 #●		200,000	195,240
Credit Suisse Group Funding
Guernsey 4.55% 4/17/26		250,000	260,135
Export-Import Bank of India
144A 3.375% 8/5/26 #		200,000	187,184
Fifth Third Bancorp
2.875% 7/27/20		25,000	25,337
Goldman Sachs Group
3.50% 11/16/26		50,000	48,950
5.15% 5/22/45		105,000	110,844
5.20% 12/17/19	NZD	18,000	12,872
Huntington Bancshares
2.30% 1/14/22		35,000	33,986
JPMorgan Chase & Co.
3.625% 12/1/27		55,000	53,479
4.25% 11/2/18	NZD	85,000	59,754
4.25% 10/1/27		130,000	133,853
6.75% 8/29/49 ●		60,000	64,725
KeyBank 3.40% 5/20/26		250,000	243,250
KeyCorp 5.00% 12/29/49 ●		75,000	69,375
Morgan Stanley
2.625% 11/17/21		195,000	192,871
3.95% 4/23/27		120,000	119,038
5.00% 9/30/21	AUD	54,000	40,688

(continues)      NQ-444 [12/16] 2/17 (18639) 11

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
5.00% 12/29/49 ●		65,000	$62,887
5.625% 2/1/17		150,000	150,457
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	192,330
State Street
2.55% 8/18/20		60,000	60,637
3.55% 8/18/25		50,000	51,245
SunTrust Banks
2.70% 1/27/22		70,000	70,112
Toronto-Dominion Bank
2.125% 4/7/21		160,000	157,649
2.50% 12/14/20		40,000	40,168
3.625% 9/15/31 ●		65,000	63,601
U.S. Bancorp 3.10% 4/27/26		75,000	73,105
UBS Group Funding Jersey
144A 3.00% 4/15/21 #		200,000	200,305
USB Capital IX
3.50% 10/29/49 ●		145,000	119,263
Zions Bancorporation
4.50% 6/13/23		60,000	60,798
			4,340,646
Basic Industry – 2.11%
BHP Billiton Finance
3.00% 3/30/20	AUD	10,000	7,157
CCL Industries 144A
3.25% 10/1/26 #		40,000	38,194
Cemex 144A
7.75% 4/16/26 #		200,000	222,000
CF Industries 6.875% 5/1/18		105,000	110,790
Crown Americas 144A
4.25% 9/30/26 #		20,000	18,875
Dow Chemical
8.55% 5/15/19		198,000	227,048
Eastman Chemical
4.65% 10/15/44		80,000	79,647
General Electric
4.25% 1/17/18	NZD	10,000	7,028
5.55% 5/4/20		40,000	44,257
6.00% 8/7/19		80,000	88,421
Georgia-Pacific
8.00% 1/15/24		160,000	204,504
International Paper
4.40% 8/15/47		105,000	99,632
INVISTA Finance 144A
4.25% 10/15/19 #		75,000	74,730
Lundin Mining 144A
7.50% 11/1/20 #		20,000	21,375
Masco 3.50% 4/1/21		75,000	75,563
OCP 144A 4.50% 10/22/25 #		200,000	191,763
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		55,000	57,441
PolyOne 5.25% 3/15/23		30,000	30,600
Potash Corp of Saskatchewan
4.00% 12/15/26		100,000	100,834
Southern Copper
5.875% 4/23/45		20,000	19,728
Vale Overseas
5.875% 6/10/21		25,000	26,250
WR Grace & Co. 144A
5.625% 10/1/24 #		17,000	17,914
			1,763,751
Capital Goods – 0.53%
Ball 5.25% 7/1/25		45,000	47,194
Fortune Brands Home &
Security 3.00% 6/15/20		35,000	35,253
Lennox International
3.00% 11/15/23		100,000	97,239
Parker-Hannifin
3.30% 11/21/24		5,000	5,069
Roper Technologies
2.80% 12/15/21		30,000	30,020
3.80% 12/15/26		30,000	30,292
Waste Management
2.40% 5/15/23		205,000	199,068
			444,135
Consumer Cyclical – 1.67%
Aramark Services 144A
5.125% 1/15/24 #		60,000	62,025
CDK Global 5.00% 10/15/24		45,000	43,875
CVS Health
2.125% 6/1/21		20,000	19,631
3.875% 7/20/25		27,000	27,902
Ford Motor 4.346% 12/8/26		90,000	91,123
General Motors Financial
3.45% 4/10/22		190,000	188,122
3.70% 5/9/23		40,000	39,415
Goodyear Tire & Rubber
5.00% 5/31/26		50,000	49,897
Hanesbrands 144A
4.875% 5/15/26 #		95,000	93,337
Host Hotels & Resorts
3.75% 10/15/23		60,000	58,990
4.50% 2/1/26		5,000	5,073
Hyundai Capital America
144A 2.125% 10/2/17 #		60,000	60,124

12 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hyundai Capital America
144A 2.55% 2/6/19 #	15,000	$15,095
144A 3.00% 3/18/21 #	10,000	9,999
KFC Holding
144A 5.00% 6/1/24 #	20,000	20,475
144A 5.25% 6/1/26 #	20,000	20,350
L Brands 6.75% 7/1/36	35,000	35,613
Lowe’s 3.70% 4/15/46	85,000	79,550
Marriott International
3.125% 6/15/26	60,000	56,906
3.75% 3/15/25	45,000	44,970
4.50% 10/1/34	10,000	9,823
MGM Resorts International
4.625% 9/1/26	35,000	33,863
Starbucks 2.45% 6/15/26	35,000	33,444
Target 3.625% 4/15/46	90,000	83,849
Walgreens Boots Alliance
3.10% 6/1/23	140,000	139,275
3.45% 6/1/26	70,000	68,849
		1,391,575
Consumer Non-Cyclical – 2.84%
Abbott Laboratories
2.90% 11/30/21	235,000	234,596
AbbVie 3.20% 5/14/26	60,000	57,199
Anheuser-Busch InBev
Finance 2.65% 2/1/21	310,000	312,075
Arcor SAIC 144A
6.00% 7/6/23 #	15,000	15,675
Becle 144A 3.75% 5/13/25 #	150,000	143,206
Biogen 5.20% 9/15/45	50,000	53,711
Celgene 3.25% 8/15/22	70,000	70,714
DaVita 5.00% 5/1/25	95,000	93,694
HCA
5.25% 6/15/26	60,000	62,175
5.375% 2/1/25	60,000	60,225
HealthSouth
5.125% 3/15/23	15,000	14,925
5.75% 11/1/24	10,000	10,175
5.75% 9/15/25	15,000	15,000
Mallinckrodt International
Finance 144A
5.50% 4/15/25 #	70,000	63,000
Molson Coors Brewing
3.00% 7/15/26	40,000	37,890
New York & Presbyterian
Hospital 4.063% 8/1/56	50,000	46,914
PepsiCo 2.375% 10/6/26	80,000	75,832
Post Holdings 144A
5.00% 8/15/26 #	65,000	62,400
Prestige Brands 144A
5.375% 12/15/21 #	40,000	41,400
Reynolds American
4.00% 6/12/22	80,000	83,776
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	65,000	62,858
2.875% 9/23/23	65,000	61,872
Sysco 3.30% 7/15/26	170,000	167,164
Tempur Sealy International
5.50% 6/15/26	35,000	35,263
Teva Pharmaceutical Finance
Netherlands III
2.80% 7/21/23	125,000	118,498
Thermo Fisher Scientific
3.00% 4/15/23	290,000	285,436
Transurban Finance 144A
3.375% 3/22/27 #	25,000	23,672
Universal Health Services
144A 5.00% 6/1/26 #	15,000	14,700
Zimmer Biomet Holdings
3.375% 11/30/21	45,000	45,483
		2,369,528
Energy – 1.96%
BP Capital Markets
3.216% 11/28/23	40,000	40,436
3.561% 11/1/21	25,000	26,114
3.723% 11/28/28	40,000	40,701
Buckeye Partners
3.95% 12/1/26	45,000	43,883
ConocoPhillips
4.95% 3/15/26	115,000	127,192
Ecopetrol
5.875% 9/18/23	20,000	21,220
7.375% 9/18/43	20,000	20,350
Enbridge
4.25% 12/1/26	30,000	30,777
6.00% 1/15/77 ●	45,000	45,000
Energy Transfer Equity
7.50% 10/15/20	50,000	56,000
Energy Transfer Partners
4.75% 1/15/26	15,000	15,535
6.125% 12/15/45	40,000	42,705
9.70% 3/15/19	56,000	64,308
EnLink Midstream Partners
4.85% 7/15/26	30,000	30,318

(continues)      NQ-444 [12/16] 2/17 (18639) 13

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
7.034% 1/15/68 ●	10,000	$10,260
Murphy Oil USA
6.00% 8/15/23	80,000	83,800
Newfield Exploration
5.75% 1/30/22	25,000	26,469
Noble Energy
5.05% 11/15/44	50,000	50,333
Petrobras Global Finance
6.25% 3/17/24	16,000	15,387
7.875% 3/15/19	20,000	21,487
8.375% 5/23/21	20,000	21,600
8.75% 5/23/26	5,000	5,406
Petroleos Mexicanos
144A 4.607% 3/11/22 #●	65,000	67,113
6.625% 6/15/35	45,000	44,550
Plains All American Pipeline
4.50% 12/15/26	20,000	20,329
8.75% 5/1/19	90,000	102,516
Regency Energy Partners
5.00% 10/1/22	85,000	90,183
Shell International Finance
2.875% 5/10/26	35,000	33,879
3.75% 9/12/46	80,000	73,803
4.00% 5/10/46	35,000	33,554
Targa Resources Partners
144A 5.125% 2/1/25 #	25,000	24,906
144A 5.375% 2/1/27 #	30,000	29,850
Transcanada Trust
5.875% 8/15/76 ●	40,000	41,700
Williams Partners
7.25% 2/1/17	80,000	80,314
Woodside Finance
144A 3.65% 3/5/25 #	30,000	29,358
144A 3.70% 9/15/26 #	20,000	19,597
144A 8.75% 3/1/19 #	65,000	73,387
YPF
144A 8.50% 3/23/21 #	10,000	10,751
144A 8.50% 7/28/25 #	5,000	5,083
144A 26.333% 7/7/20 #●	15,000	17,175
		1,637,329
Financials – 0.79%
AerCap Ireland Capital
3.95% 2/1/22	150,000	151,687
Affiliated Managers Group
3.50% 8/1/25	60,000	56,716
Air Lease 3.00% 9/15/23	55,000	52,625
Aviation Capital Group
144A 2.875% 9/17/18 #	5,000	5,069
Aviation Capital Group
144A 4.875% 10/1/25 #	55,000	58,369
144A 6.75% 4/6/21 #	25,000	28,906
Berkshire Hathaway
2.75% 3/15/23	35,000	34,898
E*TRADE Financial
5.875% 12/29/49 ●	65,000	64,789
Jefferies Group
6.45% 6/8/27	30,000	32,965
6.50% 1/20/43	20,000	20,645
Lazard Group
3.75% 2/13/25	60,000	58,689
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #	100,000	97,739
		663,097
Insurance – 0.83%
Allstate 3.28% 12/15/26	45,000	45,243
Berkshire Hathaway Finance
2.90% 10/15/20	75,000	76,853
Highmark 144A
6.125% 5/15/41 #	5,000	4,641
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	27,310
MetLife
5.25% 12/29/49 ●	60,000	60,900
6.40% 12/15/36	90,000	97,425
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	45,000	43,796
Prudential Financial
4.50% 11/15/20	20,000	21,450
5.375% 5/15/45 ●	45,000	46,125
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	50,000	50,897
144A 4.125% 11/1/24 #	95,000	96,113
USI 144A 7.75% 1/15/21 #	15,000	15,309
XLIT
4.45% 3/31/25	35,000	34,764
5.50% 3/31/45	45,000	42,848
6.50% 12/29/49 ●	40,000	31,300
		694,974
Media – 1.29%
21st Century Fox America
4.95% 10/15/45	75,000	77,374
CCO Holdings
144A 5.125% 5/1/23 #	65,000	67,113
144A 5.75% 2/15/26 #	40,000	41,500

14 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings 5.25% 6/1/24	16,000	$15,680
Gray Television 144A
5.125% 10/15/24 #	25,000	24,250
Nexstar Escrow 144A
5.625% 8/1/24 #	55,000	54,725
Sinclair Television Group
144A 5.125% 2/15/27 #	60,000	57,300
Sirius XM Radio 144A
5.375% 7/15/26 #	180,000	176,400
Sky 144A 3.75% 9/16/24 #	200,000	200,968
Time Warner 3.80% 2/15/27	90,000	89,675
Time Warner Cable
7.30% 7/1/38	125,000	154,224
Tribune Media
5.875% 7/15/22	80,000	81,700
Viacom 3.45% 10/4/26	40,000	37,043
		1,077,952
Real Estate – 1.24%
Alexandria Real Estate
Equities 3.95% 1/15/27	20,000	19,952
American Tower
2.80% 6/1/20	30,000	30,040
4.00% 6/1/25	65,000	65,279
4.40% 2/15/26	40,000	40,949
American Tower Trust I 144A
3.07% 3/15/23 #	75,000	74,464
AvalonBay Communities
2.95% 5/11/26	80,000	76,461
Corporate Office Properties
3.60% 5/15/23	55,000	52,997
5.25% 2/15/24	65,000	67,816
Crown Castle International
5.25% 1/15/23	70,000	75,600
CubeSmart 3.125% 9/1/26	55,000	51,940
DDR
7.50% 4/1/17	30,000	30,415
7.875% 9/1/20	15,000	17,482
Education Realty Operating
Partnership
4.60% 12/1/24	60,000	59,904
Hospitality Properties Trust
4.50% 3/15/25	55,000	53,702
Kite Realty Group
4.00% 10/1/26	20,000	19,176
Lifestorage 3.50% 7/1/26	40,000	38,468
MGM Growth Properties
Operating Partnership
144A 4.50% 9/1/26 #	45,000	43,425
UDR 4.00% 10/1/25	170,000	174,323
WP Carey 4.60% 4/1/24	45,000	45,674
		1,038,067
Services – 0.20%
United Rentals North America
5.50% 7/15/25	103,000	105,446
5.875% 9/15/26	10,000	10,337
Zayo Group 6.00% 4/1/23	45,000	47,025
		162,808
Technology – 0.67%
Analog Devices
2.50% 12/5/21	10,000	9,920
3.50% 12/5/26	45,000	44,676
Cisco Systems
1.85% 9/20/21	55,000	53,714
Diamond 1 Finance 144A
6.02% 6/15/26 #	100,000	108,522
Fidelity National Information
Services
3.00% 8/15/26	40,000	37,635
5.00% 10/15/25	85,000	92,738
First Data
144A 5.75% 1/15/24 #	145,000	150,166
144A 7.00% 12/1/23 #	57,000	60,847
		558,218
Telecommunications – 2.35%
AT&T
4.35% 6/15/45	45,000	40,252
4.50% 3/9/48	115,000	103,747
CC Holdings GS V
3.849% 4/15/23	30,000	30,529
CenturyLink
5.80% 3/15/22	75,000	76,941
6.75% 12/1/23	50,000	51,313
Charter Communications
Operating
4.908% 7/23/25	100,000	105,573
Crown Castle Towers 144A
4.883% 8/15/20 #	255,000	271,776
Deutsche Telekom
International Finance 144A
2.485% 9/19/23 #	150,000	143,498
Digicel Group 144A
8.25% 9/30/20 #	200,000	172,594
Frontier Communications
8.875% 9/15/20	20,000	21,375
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	97,454

(continues)      NQ-444 [12/16] 2/17 (18639) 15

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Millicom International Cellular
144A 6.625% 10/15/21 #	200,000	$210,656
SBA Communications 144A
4.875% 9/1/24 #	55,000	54,450
SBA Tower Trust
144A 2.24% 4/16/18 #	55,000	55,120
144A 2.898% 10/15/19 #	40,000	40,304
Sprint Communications
144A 7.00% 3/1/20 #	35,000	38,063
144A 9.00% 11/15/18 #	30,000	33,150
T-Mobile USA
6.125% 1/15/22	60,000	63,450
Verizon Communications
1.75% 8/15/21	120,000	115,242
4.125% 8/15/46	210,000	190,832
4.862% 8/21/46	25,000	25,432
WPP Finance 2010
5.625% 11/15/43	20,000	21,518
		1,963,269
Transportation – 0.62%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	33,609	33,524
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	26,562	26,296
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	41,815	41,240
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	9,763	9,715
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	19,951	19,976
Burlington Northern Santa Fe
4.70% 9/1/45	110,000	120,688
Penske Truck Leasing
144A 3.30% 4/1/21 #	50,000	50,611
144A 3.375% 2/1/22 #	90,000	90,863
144A 3.40% 11/15/26 #	5,000	4,794
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	22,880	23,367
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	51,828	52,152
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	5,000	4,831
United Parcel Service
5.125% 4/1/19	40,000	42,970
		521,027
Utilities – 4.46%
Ameren 3.65% 2/15/26	55,000	55,378
Ameren Illinois
9.75% 11/15/18	165,000	188,651
American Transmission
Systems 144A
5.25% 1/15/22 #	140,000	155,116
AmeriGas Partners
5.875% 8/20/26	25,000	25,500
Appalachian Power
4.45% 6/1/45	35,000	35,905
Berkshire Hathaway Energy
3.75% 11/15/23	90,000	94,251
Black Hills
3.15% 1/15/27	25,000	23,974
3.95% 1/15/26	20,000	20,459
Calpine
144A 5.25% 6/1/26 #	35,000	34,650
5.375% 1/15/23	30,000	29,475
Cleveland Electric Illuminating
5.50% 8/15/24	60,000	67,917
CMS Energy 6.25% 2/1/20	140,000	154,970
ComEd Financing III
6.35% 3/15/33	65,000	67,041
Commonwealth Edison
4.35% 11/15/45	60,000	62,905
Dominion Resources
2.85% 8/15/26	15,000	14,073
DTE Energy 3.30% 6/15/22	160,000	162,955
Duke Energy
2.65% 9/1/26	10,000	9,353
4.80% 12/15/45	45,000	47,752
Emera 6.75% 6/15/76 ●	90,000	96,750
Emera U.S. Finance 144A
4.75% 6/15/46 #	110,000	111,366
Enel 144A
8.75% 9/24/73 #●	200,000	228,000
Enel Americas
4.00% 10/25/26	20,000	19,119
Enel Finance International
144A 6.00% 10/7/39 #	100,000	112,080
Entergy 4.00% 7/15/22	65,000	68,051
Entergy Louisiana
4.05% 9/1/23	150,000	157,342
Exelon 3.95% 6/15/25	55,000	56,641

16 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Fortis 144A
3.055% 10/4/26 #	115,000	$107,780
Great Plains Energy
4.85% 6/1/21	30,000	31,991
Indiana Michigan Power
4.55% 3/15/46	10,000	10,414
IPALCO Enterprises
5.00% 5/1/18	35,000	36,313
ITC Holdings 3.25% 6/30/26	50,000	48,670
Kansas City Power & Light
3.65% 8/15/25	90,000	90,270
KeySpan Gas East 144A
2.742% 8/15/26 #	60,000	57,032
LG&E & KU Energy
4.375% 10/1/21	225,000	239,702
Louisville Gas & Electric
4.375% 10/1/45	15,000	15,803
Metropolitan Edison 144A
4.00% 4/15/25 #	40,000	40,340
MidAmerican Energy
4.25% 5/1/46	70,000	72,276
National Rural Utilities
Cooperative Finance
2.70% 2/15/23	70,000	69,608
4.75% 4/30/43 ●	85,000	85,678
5.25% 4/20/46 ●	25,000	26,091
New York State Electric & Gas
144A 3.25% 12/1/26 #	60,000	59,814
NextEra Energy Capital
Holdings
2.40% 9/15/19	85,000	85,535
3.625% 6/15/23	35,000	35,634
NV Energy 6.25% 11/15/20	65,000	73,777
Pennsylvania Electric
5.20% 4/1/20	75,000	80,377
Public Service Co. of New
Hampshire
3.50% 11/1/23	50,000	51,013
Southern
2.75% 6/15/20	145,000	146,359
4.40% 7/1/46	55,000	54,624
Southern Co. Gas Capital
3.25% 6/15/26	40,000	39,110
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	30,000	30,444
Wisconsin Electric Power
4.30% 12/15/45	35,000	36,253
		3,724,582
Wisconsin Electric Power
4.30% 12/15/45	35,000	36,253
Total Corporate Bonds
(cost $22,463,478)		22,350,958

Municipal Bonds – 0.46%
Bay Area Toll Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	60,000	84,432
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	50,000	74,441
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	30,000	36,374
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	35,000	49,018
Series F 7.414% 1/1/40	15,000	21,660
New York City, New York
Series C 5.00% 8/1/26	10,000	11,997
Series C 5.00% 8/1/27	10,000	11,900
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	20,000	20,593
Texas Water Development
Board
Series A 5.00% 10/15/45	20,000	22,657
Water Implementation
Revenue 5.00% 10/15/46	45,000	51,598
Total Municipal Bonds
(cost $409,379)		384,670

Non-Agency Asset-Backed Securities – 3.87%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	52,899	53,838
Ally Master Owner Trust
Series 2014-4 A2
1.43% 6/17/19	90,000	90,053
American Express Credit
Account Master Trust
Series 2014-5 A
0.994% 5/15/20 ●	800,000	800,797

(continues)      NQ-444 [12/16] 2/17 (18639) 17

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Bank of America Credit Card
Trust
Series 2014-A3 A
0.994% 1/15/20 ●	70,000	$70,049
Cabela’s Credit Card Master
Note Trust
Series 2014-1 A
1.054% 3/16/20 ●	820,000	820,075
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	4,347	4,347
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
0.744% 7/15/20 ●	100,000	99,894
Series 2016-A1 A1
1.154% 2/15/22 ●	90,000	90,366
Chase Issuance Trust
Series 2007-C1 C1
1.164% 4/15/19 ●	100,000	99,992
Citibank Credit Card Issuance
Trust
Series 2014-A6 A6
2.15% 7/15/21	200,000	201,568
CNH Equipment Trust
Series 2016-B A2B
1.104% 10/15/19 ●	10,000	10,013
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	42,314	42,319
Ford Credit Auto Owner Trust
Series 2016-2 A 144A
2.03% 12/15/27 #	100,000	98,348
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	47,750	42,271
Honda Auto Receivables
Owner Trust
Series 2015-3 A3
1.27% 4/18/19	100,000	99,968
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.264% 7/16/18 ●	28,457	28,491
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.284% 5/15/20 #●	100,000	100,320
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.106% 9/27/21 #●	25,000	25,067
Nissan Auto Lease Trust
Series 2015-B A2B
1.234% 12/15/17 ●	22,650	22,672
PFS Financing
Series 2015-AA A 144A
1.324% 4/15/20 #●	100,000	99,794
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	95,173	95,185
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	100,056
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	135,000	134,907
Total Non-Agency
Asset-Backed Securities
(cost $3,243,633)		3,230,390

Non-Agency Collateralized Mortgage Obligations – 1.83%
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	706	680
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	33,643	33,528
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	43,600	44,583
Series 2014-2 B1 144A
3.431% 6/25/29 #●	81,292	80,414
Series 2014-2 B2 144A
3.431% 6/25/29 #●	81,292	79,549
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	98,485
Series 2015-1 B1 144A
2.64% 12/25/44 #●	197,041	195,103
Series 2015-4 B1 144A
3.629% 6/25/45 #●	96,870	94,103
Series 2015-4 B2 144A
3.629% 6/25/45 #●	96,870	92,469
Series 2015-5 B2 144A
2.896% 5/25/45 #●	98,103	92,394
Series 2015-6 B1 144A
3.631% 10/25/45 #●	96,954	95,600
Series 2015-6 B2 144A
3.631% 10/25/45 #●	96,954	94,186

18 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
New Residential Mortgage
Loan Trust
Series 2015-2A A1 144A
3.75% 8/25/55 #●	76,754	$79,251
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.666% 9/25/43 #●	92,668	92,941
Series 2014-2 A4 144A
3.50% 7/25/44 #●	43,164	43,073
Series 2015-1 B2 144A
3.881% 1/25/45 #●	23,909	23,635
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	19,685	20,113
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	77,621	77,809
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	80,159	80,208
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	9,711	9,800
Series 2006-AR5 2A1
3.154% 4/25/36 ●	8,113	7,589
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.91% 3/20/45 #●	96,503	95,960
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,526,355)		1,531,473

Non-Agency Commercial Mortgage-Backed Securities – 2.86%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
5.814% 2/10/51 ●	60,000	61,105
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	25,801	26,354
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.711% 12/10/49 ●	35,000	35,502
Series 2014-GC25 A4
3.635% 10/10/47	65,000	67,306
Series 2015-GC27 A5
3.137% 2/10/48	75,000	74,884
Series 2016-P3 A4
3.329% 4/15/49	45,000	45,206
Series 2016-P5 A4
2.941% 10/10/49	40,000	38,790
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	45,000	44,979
Series 2014-CR19 A5
3.796% 8/10/47	30,000	31,432
Series 2014-CR20 AM
3.938% 11/10/47	130,000	134,428
Series 2015-3BP A 144A
3.178% 2/10/35 #	200,000	199,964
Series 2015-CR23 A4
3.497% 5/10/48	25,000	25,612
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	19,262	19,255
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	80,000	80,756
Series 2016-C3 A5
2.89% 9/10/49	90,000	87,740
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.685% 11/10/46 #●	100,000	110,360
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	80,000	84,439
Series 2015-GC32 A4
3.764% 7/10/48	35,000	36,561
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	105,000	109,105
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	85,000	84,652
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.524% 8/12/37 ●	25,000	26,271

(continues)     NQ-444 [12/16] 2/17 (18639) 19

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-LDP5 D
5.524% 12/15/44 ●		45,000	$44,913
Series 2013-LC11 B
3.499% 4/15/46		40,000	40,399
Series 2015-JP1 A5
3.914% 1/15/49		40,000	42,163
Series 2016-JP2 A4
2.822% 8/15/49		50,000	48,462
Series 2016-JP3 B
3.397% 8/15/49 ●		20,000	19,529
Series 2016-WIKI A 144A
2.798% 10/5/31 #		20,000	20,081
Series 2016-WIKI B 144A
3.201% 10/5/31 #		35,000	35,228
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31		2,477	2,476
Series 2006-C6 AJ
5.452% 9/15/39 ●		59,218	53,137
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		40,000	41,709
Series 2015-C23 A4
3.719% 7/15/50		145,000	150,370
Series 2015-C26 A5
3.531% 10/15/48		65,000	66,577
Series 2016-C29 A4
3.325% 5/15/49		40,000	40,074
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●		200,000	201,905
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47		15,000	15,249
Series 2015-NXS3 A4
3.617% 9/15/57		80,000	82,400
Series 2016-BNK1 A3
2.652% 8/15/49		65,000	62,132
Total Non-Agency
Commercial
Mortgage-Backed
Securities (cost $2,442,777)			2,391,505

Regional Bonds – 0.18% Δ
Australia – 0.06%
Queensland Treasury 144A
2.75% 8/20/27 #	AUD	75,000	51,603
			51,603
Canada – 0.12%
Province of British Columbia
2.25% 6/2/26		55,000	52,385
Province of Manitoba
2.125% 6/22/26		45,000	42,032
			94,417
Total Regional Bonds
(cost $155,706)			146,020

Senior Secured Loans – 2.66%«
Aramark Services Tranche E
3.338% 9/7/19		75,614	76,322
Avago Technologies Cayman
Finance Tranche B 1st Lien
3.704% 2/1/23		40,382	41,000
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		134,293	135,678
Community Health Systems
Tranche F 1st Lien
4.185% 12/31/18		28,173	27,772
Dell International Tranche B
1st Lien 4.02% 9/7/23		45,000	45,820
FCA U.S. Tranche B 1st Lien
3.50% 5/24/17		8,542	8,575
First Data 1st Lien
3.756% 3/24/21		261,498	264,385
HCA Tranche B6 1st Lien
4.02% 3/17/23		177,906	180,171
Hilton Worldwide Finance
Tranche B1 1st Lien
3.50% 10/26/20		18,050	18,223
Hilton Worldwide Finance
Tranche B2 1st Lien
3.256% 10/25/23		245,413	248,546
Houghton International 1st
Lien 4.25% 12/20/19		340,800	344,634
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20		125,000	126,856
Republic of Angola
(Unsecured)
7.57% 12/16/23		153,125	127,094
Solera Tranche B 1st Lien
5.75% 3/3/23		54,588	55,410
TransDigm Tranche F 1st Lien
3.77% 6/9/23		114,425	115,665

20 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20		314,069	$315,923
USI Insurance Services Tranche
B 1st Lien
4.25% 12/27/19		86,422	86,872
Total Senior Secured Loans
(cost $2,186,533)			2,218,946

Sovereign Bonds – 0.45%Δ
Australia – 0.08%
Australia Government Bond
3.75% 4/21/37	AUD	83,000	62,148
			62,148
Hungary – 0.08%
Hungary Government
International Bond
5.75% 11/22/23		60,000	66,643
			66,643
Jamaica – 0.13%
Jamaica Government
International Bond
8.00% 3/15/39		100,000	111,537
			111,537
New Zealand – 0.08%
New Zealand Government
Bond 2.75% 4/15/25	NZD	102,000	68,379
			68,379
Portugal – 0.05%
Portugal Government
International Bond 144A
5.125% 10/15/24 #		39,000	37,932
			37,932
Uruguay – 0.03%
Uruguay Government
International Bond
5.10% 6/18/50		30,000	27,075
			27,075
Total Sovereign Bonds
(cost $398,762)			373,714

Supranational Banks – 0.15%
International Bank for
Reconstruction &
Development
3.50% 1/22/21	NZD	138,000	96,245
4.625% 10/6/21	NZD	25,000	18,214
International Finance
3.625% 5/20/20	NZD	11,000	7,730
Total Supranational Banks
(cost $120,630)			122,189

U.S. Treasury Obligations – 2.19%
U.S. Treasury Bond
2.875% 11/15/46		290,000	280,037
U.S. Treasury Notes
1.25% 10/31/21		375,000	363,677
1.50% 8/15/26 ∞		1,285,000	1,181,899
Total U.S. Treasury
Obligations
(cost $1,868,742)			1,825,613

		Number of
		shares
Preferred Stock – 0.92%
General Electric 5.00% ●		133,000	138,180
Integrys Energy Group
6.00 ●		3,500	91,219
PNC Preferred Funding Trust II
144A 2.186% #●		200,000	193,500
US Bancorp 3.50% ●		400	347,992
Total Preferred Stock
(cost $678,551)			770,891

		Principal
		amount°
Short-Term Investments – 2.41%
Discount Notes – 1.45% ≠
Federal Home Loan Bank
0.343% 1/25/17		291,807	291,741
0.366% 1/27/17		308,107	308,031
0.379% 2/3/17		154,054	153,989
0.483% 1/30/17		227,385	227,321
0.499% 2/15/17		56,846	56,813
0.501% 2/6/17		170,539	170,460
			1,208,355
Repurchase Agreements – 0.96%
Bank of America Merrill Lynch
0.41%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $271,811
(collateralized by U.S.
government obligations
2.00% 8/15/25;
market value $277,235)		271,799	271,799

(continues)     NQ-444 [12/16] 2/17 (18639) 21

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.30%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $317,109
(collateralized by U.S.
government obligations
0.00%–4.375%
5/15/18–11/15/44; market
value $323,441)	317,099	$317,099
BNP Paribas
0.48%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $217,114
(collateralized by U.S.
government obligations
2.125%
12/31/22; market value
$221,444)	217,102	217,102
		806,000
Total Short-Term
Investments
(cost $2,014,312)		2,014,355
Total Value of
Securities – 103.33%
(cost $78,943,268)		86,296,131
Liabilities Net of
Receivables and Other
Assets – (3.33%)		(2,777,522)
Net Assets Applicable to
8,888,567 Shares
Outstanding – 100.00%		$83,518,609
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2016, the aggregate value of Rule 144A securities was $10,445,599,which represents 12.51% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy.At Dec. 31, 2016, the aggregate value of fair valued securities was $94,270, which represents 0.11% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium.These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2016.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income-producing security.
●	Variable rate security.Each rate shown is as of Dec. 31, 2016.Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
∞	Fully or partially pledged as collateral for futures contracts.

22 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(248,176)	USD	184,759	1/27/17	$5,800
BAML	NZD	(276,850)	USD	195,990	1/27/17	3,862
BNP	AUD	(52,363)	USD	39,159	1/27/17	1,400
BNYM	CHF	(15,800)	USD	15,418	1/3/17	(102)
BNYM	EUR	(33,182)	USD	34,772	1/3/17	(167)
BNYM	GBP	17,747	USD	(21,710)	1/3/17	165
						$10,958

Futures Contracts
					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(99)	U.S. Treasury 5 yr Notes	$(11,684,814)	$(11,648,742)	4/1/17	$36,072
(135)	U.S. Treasury 10 yr Notes	(16,868,025)	(16,777,969)	3/23/17	90,056
(32)	U.S. Treasury Long Bonds	(4,831,839)	(4,821,000)	3/23/17	10,839
		$(33,384,678)			$136,967

Swap Contracts
CDS Contracts1

Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]	(Receipts) Payments	Date	(Received)	(Depreciation)[3]
Protection Purchased:
JPM	ICE - CDX.NA.HY.27[4]	2,345,000	5.00%	12/20/21	$(123,524)	$(21,542)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of ($3,909).

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – Bank of New York Mellon

(continues)     NQ-444 [12/16] 2/17 (18639) 23

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CHF – Swiss Franc
CLO – Collateralized Loan Obligation
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – Euro
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
LB – Lehman Brothers
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year

24 NQ-444 [12/16] 2/17 (18639)

Notes
Delaware Foundation® Conservative Allocation Fund
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$78,943,268
Aggregate unrealized appreciation of investments	$10,888,979
Aggregate unrealized depreciation of investments	(3,536,116)
Net unrealized appreciation of investments	$7,352,863

(continues)     NQ-444 [12/16] 2/17 (18639) 25

Notes

December 31, 2016 (Unaudited)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

26 NQ-444 [12/16] 2/17 (18639)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$24,709,895	$—	$24,709,895
Corporate Debt	—	22,350,958	—	22,350,958
Foreign Debt	—	641,923	—	641,923
Municipal Bonds	—	384,670	—	384,670
Senior Secured Loans[1]	—	2,091,852	127,094	2,218,946
Common Stock
Consumer Discretionary	1,610,366	1,750,720	—	3,361,086
Consumer Staples	1,233,431	1,530,788	—	2,764,219
Energy	1,691,930	314,557	—	2,006,487
Financials	2,521,071	1,449,318	—	3,970,389
Healthcare	2,915,436	1,154,230	—	4,069,666
Industrials	1,815,610	1,914,265	—	3,729,875
Information Technology	3,865,013	1,012,396	—	4,877,409
Materials	737,026	440,462	—	1,177,488
Real Estate	2,884,311	126,129	—	3,010,440
Telecommunication Services	891,966	637,830	—	1,529,796
Utilities	254,596	93,324	—	347,920
Exchange-Traded Funds	534,105	—	—	534,105
Preferred Stock[1]	347,992	422,899	—	770,891
U.S. Treasury Obligations	—	1,825,613	—	1,825,613
Short-Term Investments	—	2,014,355	—	2,014,355
Total Value of Securities	$21,302,853	$64,866,184	$127,094	$86,296,131
Foreign Currency Exchange
Contracts	$—	$10,958	$—	$10,958
Futures Contracts	136,967	—	—	136,967
Swap Contracts	—	(21,542)	—	(21,542)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	94.27%	5.73%	100.00%
Preferred Stock	45.14%	54.86%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Dec. 31, 2016, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such

(continues)     NQ-444 [12/16] 2/17 (18639) 27

Notes

December 31, 2016 (Unaudited)

2. Investments (continued)

security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

28 NQ-444 [12/16] 2/17 (18639)

Schedule of investments

Delaware Foundation® Growth Allocation Fund
December 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 72.44%
U.S. Markets – 41.72%
Consumer Discretionary – 3.23%
Amazon.com †	90	$67,488
Aramark	600	21,432
BorgWarner	860	33,918
Cheesecake Factory	640	38,323
Chuy’s Holdings †	680	22,066
Cinemark Holdings	1,180	45,265
Comcast Class A	1,340	92,527
Del Frisco’s Restaurant Group †	2,465	41,905
Dollar General	939	69,552
Express †	2,620	28,191
Fiesta Restaurant Group †	1,230	36,715
Five Below †	885	35,365
Ford Motor	4,030	48,884
G-III Apparel Group †	385	11,381
Home Depot	570	76,426
Jack in the Box	625	69,775
L Brands	1,858	122,331
Liberty Global Class A †	680	20,801
Liberty Global Class C †	2,615	77,666
Liberty Interactive Corp. QVC Group Class A †	9,213	184,076
Lowe’s	3,500	248,920
Malibu Boats Class A †	2,315	44,170
National CineMedia	2,395	35,278
Newell Brands	536	23,932
NIKE Class B	620	31,515
Popeyes Louisiana Kitchen †	775	46,872
Shutterfly †	955	47,922
Starbucks	1,040	57,741
Steven Madden †	1,677	59,953
Tenneco †	1,145	71,528
Tractor Supply	530	40,179
TripAdvisor †	2,388	110,732
Walt Disney	1,400	145,908
		2,108,737
Consumer Staples – 2.25%
Archer-Daniels-Midland	5,500	251,075
Casey’s General Stores	370	43,986
CVS Health	4,070	321,164
General Mills	640	39,533
J&J Snack Foods	382	50,970
Kimberly-Clark	430	49,072
Kraft Heinz	2,833	247,378
Mondelez International	5,700	252,681
PepsiCo	510	53,361
Procter & Gamble	990	83,239
Walgreens Boots Alliance	960	79,450
		1,471,909
Energy – 2.81%
Carrizo Oil & Gas †	1,510	56,399
Chevron	3,660	430,782
ConocoPhillips	4,900	245,686
EOG Resources	400	40,440
Halliburton	5,850	316,427
Marathon Oil	10,800	186,948
Occidental Petroleum	4,610	328,370
PDC Energy †	705	51,169
Pioneer Energy Services †	1,635	11,200
RSP Permian †	1,070	47,743
Schlumberger	730	61,284
Superior Energy Services	1,125	18,990
Synergy Resources †	4,585	40,852
		1,836,290
Financials – 5.26%
Aflac	1,010	70,295
Allstate	3,400	252,008
American Equity Investment Life Holding	2,290	51,617
Ameriprise Financial	390	43,267
Bank of New York Mellon	5,300	251,114
BB&T	5,500	258,610
BlackRock	140	53,276
Bryn Mawr Bank	715	30,137
Capital One Financial	690	60,196
Cardinal Financial	1,580	51,808
Charles Schwab	2,083	82,216
Citigroup	1,720	102,220
City Holding	1,041	70,372
CoBiz Financial	2,060	34,793
Essent Group †	1,735	56,162
Evercore Partners Class A	970	66,639
Flushing Financial	1,460	42,909
Great Western Bancorp	1,445	62,988
Hope Bancorp	2,740	59,979
Houlihan Lokey	1,085	33,765
Independent Bank	550	38,747
Infinity Property & Casualty	470	41,313
Intercontinental Exchange	3,825	215,807
Invesco	1,550	47,027
JPMorgan Chase & Co.	1,850	159,637

(continues)     NQ-452 [12/16] 2/17 (18637) 1

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
KeyCorp	4,280	$78,196
Marsh & McLennan	3,600	243,324
Old National Bancorp	3,520	63,888
Primerica	1,045	72,262
Prosperity Bancshares	1,010	72,498
Prudential Financial	470	48,908
Raymond James Financial	680	47,104
Selective Insurance Group	1,265	54,458
State Street	650	50,518
Sterling Bancorp	3,085	72,189
Stifel Financial †	995	49,700
Travelers	610	74,676
Umpqua Holdings	3,255	61,129
United Fire Group	830	40,811
Webster Financial	1,260	68,393
Western Alliance Bancorp †	1,055	51,389
WSFS Financial	955	44,264
		3,430,609
Healthcare – 6.30%
Abbott Laboratories	5,900	226,618
AbbVie	1,430	89,546
Acorda Therapeutics †	1,355	25,473
Air Methods †	1,375	43,794
Alkermes †	470	26,123
Allergan †	1,206	253,272
Biogen †	610	172,984
Cardinal Health	3,400	244,698
Catalent †	2,045	55,133
Celgene †	2,953	341,810
CONMED	1,215	53,667
CryoLife	2,562	49,062
DENTSPLY SIRONA	1,668	96,294
Express Scripts Holding †	4,370	300,612
Gilead Sciences	1,060	75,907
HealthSouth	965	39,797
Johnson & Johnson	2,100	241,941
Ligand Pharmaceuticals Class B †	560	56,902
Medicines †	1,230	41,746
Merck & Co.	5,760	339,091
Merit Medical Systems †	2,043	54,139
Pfizer	10,668	346,497
Prestige Brands Holdings †	921	47,984
Quest Diagnostics	2,800	257,320
Quidel †	2,000	42,840
Quintiles IMS Holdings †	1,737	132,099
Repligen †	675	20,803
Retrophin †	1,835	34,737
Spectrum Pharmaceuticals †	3,785	16,768
Team Health Holdings †	690	29,981
TESARO †	575	77,326
Thermo Fisher Scientific	470	66,317
UnitedHealth Group	650	104,026
Vanda Pharmaceuticals †	2,560	40,832
Vertex Pharmaceuticals †	430	31,678
Wright Medical Group †	1,510	34,700
		4,112,517
Industrials – 4.20%
AAON	1,965	64,943
ABM Industries	1,330	54,316
Applied Industrial Technologies	935	55,539
Barnes Group	1,580	74,924
Columbus McKinnon	1,911	51,673
Continental Building Products †	2,580	59,598
Eaton	660	44,279
ESCO Technologies	1,380	78,177
Esterline Technologies †	270	24,084
Federal Signal	2,135	33,327
General Electric	4,740	149,784
Granite Construction	1,190	65,450
Honeywell International	560	64,876
JB Hunt Transport Services	430	41,740
Kadant	1,190	72,828
KEYW Holding †	2,620	30,890
Kforce	2,235	51,629
KLX †	1,085	48,944
Lockheed Martin	170	42,490
MYR Group †	1,220	45,970
Nielsen Holdings	3,009	126,228
Northrop Grumman	1,100	255,838
On Assignment †	1,335	58,954
Parker-Hannifin	490	68,600
Raytheon	1,700	241,400
Republic Services	620	35,371
Rockwell Collins	360	33,394
Southwest Airlines	650	32,396
Swift Transportation †	1,705	41,534
Tetra Tech	1,390	59,979
TriNet Group †	1,450	37,149
Union Pacific	850	88,128
United Technologies	940	103,043

2 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
US Ecology	955	$46,938
WageWorks †	651	47,198
Waste Management	3,500	248,185
XPO Logistics †	1,375	59,345
		2,739,141
Information Technology – 7.83%
Accenture Class A	500	58,565
Adobe Systems †	650	66,917
Alphabet Class A †	413	327,282
Alphabet Class C †	169	130,438
Analog Devices	440	31,953
Anixter International †	630	51,061
Apple	1,550	179,521
Applied Micro Circuits †	3,080	25,410
Broadcom	380	67,173
Brooks Automation	2,280	38,920
CA	7,674	243,803
Callidus Software †	2,715	45,612
Cisco Systems	9,760	294,947
Convergys	2,200	54,032
eBay †	6,107	181,317
Electronic Arts †	2,148	169,176
ExlService Holdings †	1,145	57,754
Facebook Class A †	2,727	313,741
GrubHub †	970	36,491
Guidewire Software †	290	14,306
II-VI †	640	18,976
Intel	9,340	338,762
Intuit	794	91,000
j2 Global	890	72,802
MACOM Technology Solutions Holdings †	765	35,404
Mastercard Class A	1,969	203,299
Maxim Integrated Products	1,490	57,469
MaxLinear Class A †	2,050	44,690
Microsemi †	1,415	76,368
Microsoft	6,215	386,200
NETGEAR †	815	44,295
PayPal Holdings †	6,043	238,517
Plantronics	690	37,784
Proofpoint †	845	59,699
Q2 Holdings †	830	23,945
QUALCOMM	3,433	223,832
Sabre	2,170	54,142
salesforce.com †	980	67,091
Semtech †	1,820	57,421
Silicon Laboratories †	685	44,525
SS&C Technologies Holdings	1,060	30,316
Symantec	5,008	119,641
Synaptics †	885	47,418
Tyler Technologies †	330	47,114
Visa Class A	3,198	249,508
Yahoo †	1,400	54,138
		5,112,775
Materials – 1.27%
Axalta Coating Systems †	1,620	44,064
Balchem	425	35,666
Boise Cascade †	1,380	31,050
Chemtura †	705	23,406
Eastman Chemical	860	64,681
EI du Pont de Nemours & Co.	3,500	256,900
Kaiser Aluminum	575	44,672
Minerals Technologies	1,000	77,250
Neenah Paper	805	68,586
Quaker Chemical	545	69,727
WestRock	988	50,161
Worthington Industries	1,275	60,486
		826,649
Real Estate – 6.88%
American Tower	760	80,317
Apartment Investment & Management	1,700	77,265
AvalonBay Communities	375	66,431
Boston Properties	650	81,757
Brandywine Realty Trust	3,750	61,913
Cousins Properties	4,575	38,933
Crown Castle International	2,268	196,794
DCT Industrial Trust	1,819	87,094
DDR	3,325	50,773
Douglas Emmett	1,975	72,206
Duke Realty	3,250	86,320
EastGroup Properties	725	53,534
Empire State Realty Trust	800	16,152
EPR Properties	1,175	84,330
Equinix	289	103,291
Equity LifeStyle Properties	1,275	91,927
Equity One	2,550	78,259
Equity Residential	4,925	316,973
Essex Property Trust	275	63,937
Extra Space Storage	1,125	86,895
Federal Realty Investment Trust	525	74,608

(continues)     NQ-452 [12/16] 2/17 (18637) 3

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Real Estate (continued)
First Industrial Realty Trust	4,935	$138,427
First Potomac Realty Trust	4,525	49,639
General Growth Properties	2,600	64,948
Gramercy Property Trust	6,715	61,644
Healthcare Realty Trust	1,375	41,690
Healthcare Trust of America Class A	2,412	70,213
Highwoods Properties	1,475	75,240
Host Hotels & Resorts	5,865	110,497
Kilroy Realty	950	69,559
Kimco Realty	2,550	64,158
Kite Realty Group Trust	2,130	50,012
LaSalle Hotel Properties	3,195	97,352
Lexington Realty Trust	3,600	38,880
Liberty Property Trust	1,675	66,163
Life Storage	340	28,988
LTC Properties	1,550	72,819
Macerich	875	61,985
Mack-Cali Realty	1,890	54,848
Mid-America Apartment Communities	798	78,140
National Retail Properties	2,800	123,760
Parkway †	565	12,571
Pebblebrook Hotel Trust	3,015	89,696
Prologis	1,475	77,865
PS Business Parks	750	87,390
Public Storage	475	106,163
Ramco-Gershenson Properties Trust	6,395	106,029
Regency Centers	1,025	70,674
RLJ Lodging Trust	1,925	47,143
Sabra Health Care REIT	1,975	48,229
Simon Property Group	250	44,418
SL Green Realty	575	61,841
Spirit Realty Capital	5,050	54,843
Tanger Factory Outlet Centers	1,700	60,826
Taubman Centers	825	60,992
UDR	1,925	70,224
Urban Edge Properties	350	9,629
Ventas	925	57,831
Vornado Realty Trust	700	73,059
Welltower	925	61,910
		4,490,004
Telecommunication Services – 1.08%
AT&T	9,590	407,862
ATN International	575	46,074
Verizon Communications	4,700	250,886
		704,822
Utilities – 0.61%
Edison International	3,500	251,965
NorthWestern	1,035	58,860
South Jersey Industries	1,120	37,733
Spire	735	47,444
		396,002
Total U.S. Markets
(cost $17,514,984)		27,229,455

Developed Markets – 22.20%§
Consumer Discretionary – 3.97%
Bandai Namco Holdings	1,400	38,535
Bayerische Motoren Werke	2,398	223,340
Cie Financiere Richemont Class A	890	58,821
Cie Generale des Etablissements Michelin	335	37,238
Continental	255	49,127
Denso	1,100	47,582
Hennes & Mauritz Class B	1,550	42,968
Industria de Diseno Textil	1,650	56,209
J Front Retailing	3,000	40,391
Kering	732	164,190
LVMH Moet Hennessy Louis Vuitton	225	42,901
Next	485	29,753
Nitori Holdings	1,642	187,213
Oriental Land	800	45,153
Publicis Groupe	1,253	86,337
RTL Group	547	40,075
Sekisui Chemical	3,300	52,531
Sodexo	380	43,629
Stanley Electric	1,700	46,313
Sumitomo Rubber Industries	13,000	205,691
Swatch Group	115	35,692
Techtronic Industries	52,000	186,081
Toyota Motor	5,286	309,910
USS	2,200	34,949
Valeo	2,142	122,968
Whitbread	760	35,354
WPP	2,740	60,974
Yue Yuen Industrial Holdings	74,000	268,228
		2,592,153

4 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples – 3.25%
Anheuser-Busch InBev	535	$56,627
Aryzta †	4,250	186,899
Asahi Group Holdings	2,100	66,119
British American Tobacco	2,215	125,536
Carlsberg Class B	2,190	188,623
Chocoladefabriken Lindt & Spruengli Class PC	9	46,570
Coca-Cola Amatil	19,895	145,094
Coca-Cola European Partners	1,290	40,714
Danone	875	55,369
Diageo	1,930	50,083
FamilyMart UNY Holdings	600	39,924
Japan Tobacco	7,400	242,895
Jeronimo Martins	2,600	40,325
Kao	1,100	52,068
Koninklijke Ahold Delhaize †	2,585	54,448
L’Oreal	315	57,414
Nestle	2,780	199,152
Reckitt Benckiser Group	480	40,660
Svenska Cellulosa Class B	1,750	49,256
Tate & Lyle	3,700	32,200
Tesco †	56,376	143,747
Treasury Wine Estates	3,800	29,232
Unilever	1,115	45,090
Unilever CVA	1,390	57,100
WH Group 144A #	49,500	39,902
Woolworths	2,100	36,451
		2,121,498
Energy – 0.64%
Amec Foster Wheeler	5,550	32,048
Neste	650	24,874
Suncor Energy	4,900	160,213
TOTAL	3,877	198,859
		415,994
Financials – 2.79%
AIA Group	9,000	50,417
AXA	10,059	253,575
Banco Espirito Santo Class R =†	105,000	0
Bank Leumi Le-Israel †	11,650	47,877
Bankia	37,300	38,010
Deutsche Bank †	1,200	21,767
Euronext 144A #	970	39,980
ING Groep	15,361	216,264
Legal & General Group	16,700	50,875
Mitsubishi UFJ Financial Group	56,314	347,307
Nordea Bank	27,260	302,058
QBE Insurance Group	5,230	46,729
Seven Bank	10,400	29,738
Sony Financial Holdings	3,500	54,560
Standard Chartered †	23,981	195,563
UniCredit	44,674	128,292
		1,823,012
Healthcare – 3.07%
Actelion †	215	46,463
Astellas Pharma	4,800	66,592
Bayer	665	69,282
Fresenius	780	60,848
ICON (Ireland) †	640	48,128
Indivior	9,800	35,708
Merck	470	48,937
Miraca Holdings	1,100	49,199
Novartis	5,217	379,398
Novo Nordisk Class B	1,580	56,678
Orion Class B	920	40,877
Ramsay Health Care	810	39,825
Roche Holding	630	143,610
Sanofi	3,859	312,059
Shire	3,391	193,624
Smith & Nephew	2,900	43,527
STADA Arzneimittel	2,398	123,885
Sumitomo Dainippon Pharma	2,600	44,627
Teva Pharmaceutical Industries ADR	5,600	203,000
		2,006,267
Industrials – 4.36%
ABB †	2,350	49,448
Aggreko	2,350	26,528
Airbus	1,090	71,993
ANDRITZ	820	41,093
Aurizon Holdings	10,700	38,903
Deutsche Lufthansa	3,300	42,539
Deutsche Post	8,384	274,954
East Japan Railway	3,003	258,915
Elbit Systems	320	32,326
Fraport Frankfurt Airport Services Worldwide	760	44,846
Fuji Electric	8,000	41,310
ITOCHU	25,673	339,930
Japan Airlines	1,500	43,771

(continues)     NQ-452 [12/16] 2/17 (18637) 5

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
JTEKT	2,500	$39,865
Koninklijke Philips	8,122	248,305
Meggitt	26,942	152,147
Minebea	16,600	154,898
Mitsubishi Electric	3,000	41,727
Mitsubishi Heavy Industries	11,000	50,006
Rexel	5,627	92,451
Safran	840	60,416
Securitas Class B	2,350	36,862
Singapore Airlines	3,900	25,981
Teleperformance	1,912	191,689
Travis Perkins	2,090	37,361
Vestas Wind Systems	510	33,030
Vinci	4,342	295,363
Wolters Kluwer	1,170	42,318
Yamato Holdings	1,700	34,461
		2,843,436
Information Technology – 1.36%
Amadeus IT Group	1,270	57,600
ASM Pacific Technology	4,300	45,474
Atos	520	54,807
Brother Industries	3,200	57,528
CGI Group Class A †	3,646	174,988
Infineon Technologies	2,440	42,206
InterXion Holding †	1,090	38,226
Nice	570	39,109
Omron	1,400	53,501
Playtech	16,503	167,899
SAP	745	64,446
Seiko Epson	2,700	57,004
Trend Micro †	900	31,944
		884,732
Materials – 1.08%
Alamos Gold	9,780	67,451
Amcor	3,550	38,208
Anglo American ADR †	2,700	19,035
Chr Hansen Holding	570	31,524
Daicel	3,200	35,181
EMS-Chemie Holding	100	50,783
Johnson Matthey	950	37,171
Kuraray	2,900	43,487
Linde	330	54,132
Rio Tinto	3,889	148,474
Shin-Etsu Chemical	800	61,911
South32	20,000	39,371
Umicore	780	44,375
Yamana Gold	13,248	37,199
		708,302
Real Estate – 0.23%
Cheung Kong Property Holdings	5,500	33,588
Daito Trust Construction	300	45,101
Swire Properties	10,800	29,731
Westfield	6,100	41,245
		149,665
Telecommunication Services – 1.23%
BT Group	6,550	29,569
Deutsche Telekom	2,550	43,751
KDDI	2,700	68,183
Koninklijke KPN	13,000	38,443
Nippon Telegraph & Telephone	7,012	295,171
Tele2 Class B	19,366	154,850
Telenor	2,900	43,287
Telstra	13,000	47,771
Vodafone Group (United Kingdom)	32,300	79,486
		800,511
Utilities – 0.22%
National Grid	8,170	95,456
Tokyo Gas	11,000	49,656
		145,112
Total Developed Markets
(cost $12,441,605)		14,490,682

Emerging Markets X – 8.52%
Consumer Discretionary – 0.72%
Arcos Dorados Holdings Class A †	6,300	34,020
Astra International	75,300	46,044
B2W Cia Digital †	27,799	87,120
Ctrip.com International ADR †	3,400	136,000
Grupo Televisa ADR	4,700	98,183
Mahindra & Mahindra	995	17,328
Qunar Cayman Islands ADR †	300	9,039
Woolworths Holdings	8,164	42,241
		469,975
Consumer Staples – 1.00%
Anadolu Efes Biracilik Ve Malt Sanayii	5,235	26,168
BRF ADR	3,500	51,660
China Mengniu Dairy	25,000	47,936

6 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Cia Brasileira de Distribuicao ADR	2,500	$41,375
Cia Cervecerias Unidas ADR	1,700	35,666
Coca-Cola Femsa ADR	608	38,632
Fomento Economico Mexicano ADR	875	66,684
Lotte Chilsung Beverage	39	47,172
Lotte Confectionery	427	63,081
Tingyi Cayman Islands Holding	20,245	24,544
Tsingtao Brewery	7,202	27,129
Uni-President China Holdings	103,200	72,621
Wal-Mart de Mexico Class V	14,915	26,693
X5 Retail Group GDR †	2,467	80,054
		649,415
Energy – 1.28%
Cairn India	8,958	31,821
China Petroleum & Chemical	64,000	45,073
Gazprom PJSC ADR	10,615	53,554
Lukoil PJSC ADR	1,600	89,792
PetroChina ADR	425	31,323
Petroleo Brasileiro ADR †	9,975	100,847
PTT	6,568	68,228
Reliance Industries GDR 144A #	10,171	320,895
Rosneft Oil PJSC GDR	10,465	67,965
Tambang Batubara Bukit Asam Persero	24,700	22,780
		832,278
Financials – 1.17%
Akbank	36,546	80,900
Banco Bradesco ADR	7,100	61,841
Bangkok Bank	9,573	42,500
China Construction Bank	63,933	48,962
Grupo Financiero Banorte	6,600	32,507
Grupo Financiero Santander Mexico Class B ADR	6,200	44,578
ICICI Bank ADR	11,700	87,633
Itau Unibanco Holding ADR	7,810	80,287
KB Financial Group ADR	1,493	52,688
Reliance Capital	4,975	31,416
Samsung Life Insurance	858	79,859
Sberbank of Russia =	42,295	119,449
		762,620
Healthcare – 0.09%
Hypermarcas	7,600	61,016
		61,016
Industrials – 0.18%
Gol Linhas Aereas Inteligentes ADR †	850	11,577
KCC	288	85,592
Rumo Logistica Operadora Multimodal †	1,723	3,250
Santos Brasil Participacoes †	12,500	9,217
ZTO Express Cayman ADR †	700	8,449
		118,085
Information Technology – 2.37%
Alibaba Group Holding ADR †	1,290	113,275
Baidu ADR †	1,200	197,292
Hon Hai Precision Industry	24,860	64,662
MediaTek	16,000	106,892
Samsung Electronics	259	385,473
Samsung SDI	351	31,598
SINA †	1,600	97,264
Sohu.com †	3,200	108,448
Taiwan Semiconductor Manufacturing	20,074	112,440
Taiwan Semiconductor Manufacturing ADR	3,100	89,125
Tencent Holdings	7,700	186,703
Weibo ADR †	160	6,496
WNS Holdings ADR †	1,670	46,009
		1,545,677
Materials – 0.41%
Braskem ADR	3,400	72,114
Cemex ADR †	6,137	49,280
Cemex Latam Holdings †	3,446	12,971
Impala Platinum Holdings †	1,930	5,938
Sociedad Quimica y Minera de Chile ADR	1,400	40,110
UltraTech Cement	1,800	85,987
		266,400
Real Estate – 0.10%
Etalon Group GDR 144A #=	6,500	20,767
IRSA Inversiones y Representaciones ADR †	1,300	23,972
UEM Sunrise	92,458	21,561
		66,300
Telecommunication Services – 1.20%
America Movil Class L ADR	5,742	72,181

(continues)     NQ-452 [12/16] 2/17 (18637) 7

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
China Mobile	12,268	$129,344
China Mobile ADR	350	18,351
LG Uplus	2,972	28,168
MegaFon GDR	1,859	17,568
Mobile TeleSystems ADR	2,400	21,864
SK Telecom ADR	10,400	217,360
Telefonica Brasil ADR	5,880	78,674
TIM Participacoes ADR	8,800	103,840
Turkcell Iletisim Hizmetleri ADR †	3,950	27,255
VimpelCom ADR	11,200	43,120
Vodacom Group	2,430	26,921
		784,646
Utilities – 0.00%
ENEL RUSSIA PJSC †	100	81
		81
Total Emerging Markets
(cost $5,387,397)		5,556,493
Total Common Stock
(cost $35,343,986)		47,276,630

Exchange-Traded Funds – 1.13%
iShares MSCI EAFE ETF	75	4,329
iShares MSCI EAFE Growth ETF	960	61,142
iShares Russell 1000 Growth ETF	5,065	531,319
Vanguard FTSE Developed Markets ETF	2,320	84,773
Vanguard Mega Cap Growth ETF	325	28,311
Vanguard Russell 1000 Growth ETF	274	29,458
Total Exchange-Traded
Funds (cost $725,931)		739,332

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 3.67%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	328	375
Series 2005-70 PA 5.50%
8/25/35	1,305	1,459
Series 2008-15 SB
5.844% 8/25/36 ∑●	23,309	4,451
Series 2010-29 PA 4.50%
10/25/38	542	543
Series 2010-41 PN 4.50%
4/25/40	20,000	21,706
Series 2010-43 HJ 5.50%
5/25/40	1,790	1,996
Series 2010-129 SM
5.244% 11/25/40 ∑●	17,778	3,006
Series 2012-98 MI 3.00%
8/25/31 ∑	51,689	6,159
Series 2013-07 EI 3.00%
10/25/40 ∑	394,502	55,573
Series 2013-26 ID 3.00%
4/25/33 ∑	65,529	9,366
Series 2013-38 AI 3.00%
4/25/33 ∑	60,889	8,354
Series 2013-43 IX 4.00%
5/25/43 ∑	70,558	15,851
Series 2013-44 DI 3.00%
5/25/33 ∑	73,281	11,670
Series 2013-51 PI 3.00%
11/25/32 ∑	67,425	8,140
Series 2013-55 AI 3.00%
6/25/33 ∑	68,687	9,814
Series 2013-64 KI 3.00%
2/25/33 ∑	165,526	21,572
Series 2014-36 ZE 3.00%
6/25/44	14,046	12,591
Series 2015-44 Z 3.00%
9/25/43	24,057	22,923
Series 2015-71 PI 4.00%
3/25/43 ∑	98,508	15,912
Series 2016-17 BI 4.00%
2/25/43 ∑	290,577	50,621
Series 2016-74 GS 5.244%
10/25/46 ∑●	325,173	80,622
Series 2016-80 BZ 3.00%
11/25/46	53,265	46,009
Series 2016-80 CZ 3.00%
11/25/46	46,230	39,931
Series 2016-90 CI 3.00%
2/25/45 ∑	419,151	53,451
Series 2016-95 IO 3.00%
12/25/46 ∑	539,371	94,268
Series 2016-95 US 5.244%
12/25/46 ∑●	543,360	121,600
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	16,530	17,929
Series 4065 DE 3.00%
6/15/32	5,000	5,009

8 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs (continued)
Series 4100 EI 3.00%
8/15/27 ∑	43,908	$4,698
Series 4109 AI 3.00%
7/15/31 ∑	108,544	12,748
Series 4120 IK 3.00%
10/15/32 ∑	59,512	8,364
Series 4146 IA 3.50%
12/15/32 ∑	60,714	9,379
Series 4184 GS 5.416%
3/15/43 ∑●	65,510	14,396
Series 4185 LI 3.00%
3/15/33 ∑	65,017	9,088
Series 4186 IE 3.00%
3/15/33 ∑	455,171	62,865
Series 4342 CI 3.00%
11/15/33 ∑	66,818	8,293
Series 4366 DI 3.50%
5/15/33 ∑	76,540	14,235
Series 4435 DY 3.00%
2/15/35	19,000	18,762
Series 4518 CI 3.50%
6/15/42 ∑	161,867	21,996
Series 4567 LI 4.00%
8/15/45 ∑	217,918	40,364
Series 4592 WT 5.50%
6/15/46	40,947	45,493
Series 4596 ZH 3.00%
11/15/45	238,547	233,475
Series 4614 HB 2.50%
9/15/46	10,000	8,885
Series 4623 LZ 2.50%
10/15/46	115,167	103,823
Freddie Mac Strips
Series 299 S1 5.296%
1/15/43 ∑●	67,678	14,075
Series 326 S2 5.246%
3/15/44 ∑●	76,439	15,384
GNMA
Series 2010-113 KE 4.50%
9/20/40	50,000	54,243
Series 2012-136 MX
2.00% 11/20/42	80,000	72,039
Series 2013-113 AZ 3.00%
8/20/43	26,521	25,108
Series 2013-113 LY 3.00%
5/20/43	45,000	44,150
Series 2015-133 AL 3.00%
5/20/45	25,000	23,729
Series 2015-64 GZ 2.00%
5/20/45	10,321	8,382
Series 2016-101 QL 3.00%
7/20/46	117,000	108,603
Series 2016-108 YL 3.00%
8/20/46	570,000	522,426
Series 2016-134 MW
3.00% 10/20/46	106,000	104,770
Series 2016-5 GL 3.00%
7/20/45	45,000	43,790
Total Agency Collateralized
Mortgage Obligations
(cost $2,453,419)		2,394,464

Agency Commercial Mortgage-Backed Securities – 0.26%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K055 A2 2.673%
3/25/26 ⧫	20,000	19,613
Series K056 A2 2.525%
5/25/26 ⧫	10,000	9,680
Series K057 A2 2.57%
7/25/26 ⧫	10,000	9,709
Series K716 A2 3.13%
6/25/21 ⧫	15,000	15,602
Series KS03 A4 3.161%
5/25/25 ⧫●	20,000	20,222
FREMF Mortgage Trust
Series 2011-K14 B 144A
5.167% 2/25/47 #●	10,000	10,936
Series 2012-K18 B 144A
4.255% 1/25/45 #●	10,000	10,522
Series 2012-K22 B 144A
3.811% 8/25/45 #●	15,000	15,379
Series 2012-K708 B 144A
3.751% 2/25/45 #●	10,000	10,256
Series 2012-K708 C 144A
3.751% 2/25/45 #●	10,000	10,215
Series 2013-K33 B 144A
3.502% 8/25/46 #●	10,000	10,069
Series 2013-K713 C 144A
3.165% 4/25/46 #●	25,000	24,535
Total Agency Commercial
Mortgage-Backed
Securities (cost $170,920)		166,738

Agency Mortgage-Backed Securities – 4.20%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	16,273	17,605

(continues)     NQ-452 [12/16] 2/17 (18637) 9

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 2/1/46	82,616	$88,948
5.00% 10/1/35	77,062	84,181
5.50% 12/1/32	317	355
5.50% 2/1/33	4,210	4,715
5.50% 6/1/33	2,045	2,291
5.50% 2/1/34	34,613	38,823
5.50% 4/1/34	1,815	2,035
5.50% 7/1/34	449	504
5.50% 9/1/34	7,378	8,275
5.50% 11/1/34	1,844	2,069
5.50% 12/1/34	1,342	1,504
5.50% 3/1/35	3,526	3,952
5.50% 5/1/35	4,949	5,544
5.50% 6/1/35	1,212	1,359
5.50% 1/1/36	5,409	6,067
5.50% 4/1/36	15,951	17,843
5.50% 7/1/36	7,349	8,233
5.50% 9/1/36	17,630	19,780
5.50% 11/1/36	1,252	1,400
5.50% 1/1/37	4,864	5,416
5.50% 2/1/37	4,247	4,743
5.50% 4/1/37	9,775	10,917
5.50% 8/1/37	74,361	83,318
5.50% 9/1/37	5,696	6,350
5.50% 1/1/38	210	235
5.50% 2/1/38	3,371	3,772
5.50% 3/1/38	9,094	10,200
5.50% 6/1/38	11,800	13,163
5.50% 7/1/38	2,067	2,302
5.50% 9/1/38	4,604	5,155
5.50% 1/1/39	9,644	10,803
5.50% 2/1/39	18,930	21,217
5.50% 6/1/39	6,337	7,092
5.50% 3/1/40	20,865	23,359
5.50% 7/1/40	9,792	10,972
5.50% 3/1/41	31,369	35,176
5.50% 9/1/41	40,234	45,038
6.00% 3/1/34	1,502	1,727
6.00% 6/1/35	29,203	33,313
6.00% 5/1/36	19,060	21,595
6.00% 6/1/36	675	766
6.00% 9/1/36	2,990	3,474
6.00% 12/1/36	609	694
6.00% 2/1/37	1,914	2,169
6.00% 5/1/37	18,857	21,368
6.00% 6/1/37	324	372
6.00% 7/1/37	274	313
6.00% 8/1/37	2,465	2,796
6.00% 9/1/37	697	789
6.00% 11/1/37	117	132
6.00% 3/1/38	60,355	69,303
6.00% 5/1/38	17,908	20,291
6.00% 7/1/38	28,910	32,754
6.00% 9/1/38	1,713	1,962
6.00% 10/1/38	567	643
6.00% 11/1/38	1,447	1,656
6.00% 1/1/39	2,736	3,101
6.00% 10/1/39	20,460	23,573
6.00% 3/1/40	2,448	2,777
6.00% 7/1/40	4,488	5,084
6.00% 9/1/40	2,341	2,653
6.00% 11/1/40	820	946
6.00% 5/1/41	35,710	40,450
6.00% 6/1/41	9,218	10,441
6.00% 7/1/41	37,955	42,964
6.50% 2/1/36	1,334	1,509
6.50% 3/1/40	16,494	18,672
6.50% 5/1/40	4,940	5,617
Fannie Mae S.F. 30 yr TBA
4.50% 3/1/44	937,000	1,004,877
Freddie Mac ARM
2.553% 10/1/46 ●	14,944	15,053
Freddie Mac S.F. 30 yr
5.00% 4/1/44	23,899	26,286
5.50% 3/1/34	702	790
5.50% 12/1/34	617	694
5.50% 6/1/36	412	462
5.50% 11/1/36	888	995
5.50% 12/1/36	159	177
5.50% 9/1/37	789	879
5.50% 12/1/37	110,555	124,108
5.50% 4/1/38	2,337	2,607
5.50% 6/1/38	597	665
5.50% 7/1/38	2,843	3,171
5.50% 6/1/39	2,469	2,750
5.50% 3/1/40	2,375	2,642
5.50% 8/1/40	8,641	9,635
5.50% 1/1/41	2,730	3,045
5.50% 6/1/41	31,577	35,243
6.00% 2/1/36	1,361	1,553
6.00% 3/1/36	1,812	2,069
6.00% 8/1/36	288,147	326,361
6.00% 9/1/37	15,171	17,237
6.00% 1/1/38	788	890
6.00% 6/1/38	2,167	2,460
6.00% 8/1/38	10,707	12,282

10 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 5/1/40		45,815	$52,124
6.00% 7/1/40		10,678	12,146
6.50% 4/1/39		3,378	3,843
GNMA I S.F. 30 yr
5.00% 3/15/40		31,757	34,772
GNMA II S.F. 30 yr
5.50% 5/20/37		4,045	4,484
5.50% 4/20/40		3,734	4,088
6.00% 2/20/39		6,150	6,951
6.00% 2/20/40		18,954	21,634
6.00% 4/20/46		8,021	8,940
6.50% 10/20/39		4,933	5,586
Total Agency
Mortgage-Backed
Securities (cost $2,744,268)			2,740,114

Corporate Bonds – 10.14%
Banking – 1.68%
Bank Nederlandse
Gemeenten
5.25% 5/20/24	AUD	4,000	3,233
Bank of America
3.248% 10/21/27		5,000	4,784
4.183% 11/25/27		15,000	15,040
4.45% 3/3/26		110,000	113,572
Bank of New York Mellon
2.15% 2/24/20		5,000	4,988
2.20% 8/16/23		25,000	23,874
2.50% 4/15/21		30,000	30,051
2.80% 5/4/26		5,000	4,821
4.625% 12/29/49 ●		20,000	18,396
BB&T
2.05% 5/10/21		70,000	68,744
2.45% 1/15/20		25,000	25,207
Capital One Financial
4.20% 10/29/25		30,000	30,154
Citigroup 3.75% 10/27/23 AUD		7,000	4,895
Citizens Financial Group
2.375% 7/28/21		10,000	9,817
4.30% 12/3/25		15,000	15,265
Fifth Third Bancorp
2.875% 7/27/20		5,000	5,067
Goldman Sachs Group
3.50% 11/16/26		15,000	14,685
5.15% 5/22/45		35,000	36,948
5.20% 12/17/19	NZD	4,000	2,860
Huntington Bancshares
2.30% 1/14/22		5,000	4,855
JPMorgan Chase & Co.
3.625% 12/1/27		5,000	4,862
4.25% 11/2/18	NZD	15,000	10,545
4.25% 10/1/27		80,000	82,371
6.75% 8/29/49 ●		15,000	16,181
KeyCorp 5.00% 12/29/49 ●		105,000	97,125
Morgan Stanley
2.625% 11/17/21		65,000	64,290
3.95% 4/23/27		55,000	54,559
5.00% 9/30/21	AUD	9,000	6,781
PNC Financial Services Group
5.00% 12/29/49 ●		20,000	19,350
5.625% 2/1/17		37,000	37,113
Santander UK Group Holdings
2.875% 10/16/20		35,000	34,755
3.125% 1/8/21		10,000	10,005
State Street
2.55% 8/18/20		15,000	15,159
3.10% 5/15/23		10,000	9,989
3.55% 8/18/25		15,000	15,373
SunTrust Banks
2.70% 1/27/22		25,000	25,040
Toronto-Dominion Bank
2.125% 4/7/21		40,000	39,412
2.50% 12/14/20		15,000	15,063
3.625% 9/15/31 ●		20,000	19,570
U.S. Bancorp
3.10% 4/27/26		10,000	9,747
3.60% 9/11/24		10,000	10,201
USB Capital IX
3.50% 10/29/49 ●		55,000	45,238
Wells Fargo & Co.
3.00% 7/27/21	AUD	7,000	4,922
Zions Bancorporation
4.50% 6/13/23		10,000	10,133
			1,095,040
Basic Industry – 0.64%
CCL Industries 144A
3.25% 10/1/26 #		10,000	9,548
CF Industries 6.875% 5/1/18		25,000	26,379
Crown Americas 144A
4.25% 9/30/26 #		8,000	7,550
Dow Chemical
8.55% 5/15/19		78,000	89,443
Eastman Chemical
4.65% 10/15/44		25,000	24,890
General Electric
2.10% 12/11/19		10,000	10,077

(continues)     NQ-452 [12/16] 2/17 (18637) 11

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
General Electric
4.25% 1/17/18	NZD	10,000	$7,028
5.55% 5/4/20		10,000	11,064
6.00% 8/7/19		19,000	21,000
Georgia-Pacific
8.00% 1/15/24		40,000	51,126
International Paper
4.40% 8/15/47		30,000	28,466
INVISTA Finance 144A
4.25% 10/15/19 #		20,000	19,928
Lundin Mining 144A
7.50% 11/1/20 #		3,000	3,206
Masco 3.50% 4/1/21		20,000	20,150
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		15,000	15,666
PolyOne 5.25% 3/15/23		13,000	13,260
Potash Corp of Saskatchewan
4.00% 12/15/26		35,000	35,292
Southern Copper
5.875% 4/23/45		10,000	9,864
Vale Overseas
5.875% 6/10/21		5,000	5,250
WR Grace & Co. 144A
5.625% 10/1/24 #		6,000	6,323
			415,510
Capital Goods – 0.29%
Ball 5.25% 7/1/25		10,000	10,487
Crane
2.75% 12/15/18		5,000	5,065
4.45% 12/15/23		15,000	15,538
Fortune Brands Home &
Security 3.00% 6/15/20		10,000	10,072
Lennox International
3.00% 11/15/23		55,000	53,481
Roper Technologies
2.80% 12/15/21		10,000	10,007
3.80% 12/15/26		10,000	10,097
United Technologies
3.75% 11/1/46		15,000	14,313
Waste Management
2.40% 5/15/23		65,000	63,119
			192,179
Consumer Cyclical – 0.78%
Aramark Services 144A
5.125% 1/15/24 #		20,000	20,675
CDK Global 5.00% 10/15/24		5,000	4,875
CVS Health 3.875% 7/20/25		55,000	56,838
Ford Motor 4.346% 12/8/26		30,000	30,374
General Motors Financial
3.45% 4/10/22		80,000	79,209
3.70% 5/9/23		5,000	4,927
Goodyear Tire & Rubber
5.00% 5/31/26		15,000	14,969
Hanesbrands 144A
4.875% 5/15/26 #		30,000	29,475
Host Hotels & Resorts
3.75% 10/15/23		5,000	4,916
4.50% 2/1/26		10,000	10,147
Hyundai Capital America
144A 2.55% 2/6/19 #		20,000	20,127
144A 3.00% 3/18/21 #		5,000	5,000
KFC Holding
144A 5.00% 6/1/24 #		6,000	6,143
144A 5.25% 6/1/26 #		8,000	8,140
L Brands 6.75% 7/1/36		10,000	10,175
Lowe’s 3.70% 4/15/46		25,000	23,397
Marriott International
3.125% 6/15/26		20,000	18,969
3.75% 3/15/25		10,000	9,993
4.50% 10/1/34		5,000	4,911
MGM Resorts International
4.625% 9/1/26		15,000	14,513
Sally Holdings 5.75% 6/1/22		5,000	5,219
Starbucks 2.45% 6/15/26		10,000	9,555
Target 3.625% 4/15/46		30,000	27,950
Toyota Motor Credit
2.80% 7/13/22		20,000	20,193
Walgreens Boots Alliance
3.10% 6/1/23		50,000	49,741
3.45% 6/1/26		20,000	19,671
			510,102
Consumer Non-Cyclical – 1.24%
Abbott Laboratories
2.90% 11/30/21		75,000	74,872
AbbVie 3.20% 5/14/26		30,000	28,600
Anheuser-Busch InBev
Finance 2.65% 2/1/21		90,000	90,602
Arcor SAIC 144A
6.00% 7/6/23 #		5,000	5,225
Biogen 5.20% 9/15/45		15,000	16,113
Celgene 3.25% 8/15/22		20,000	20,204
DaVita 5.00% 5/1/25		30,000	29,587
HCA
5.25% 6/15/26		20,000	20,725
5.375% 2/1/25		20,000	20,075

12 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HealthSouth
5.125% 3/15/23	5,000	$4,975
5.75% 11/1/24	5,000	5,087
JBS USA 144A
5.75% 6/15/25 #	15,000	15,263
Mallinckrodt International
Finance 144A
5.50% 4/15/25 #	20,000	18,000
Molson Coors Brewing
3.00% 7/15/26	15,000	14,209
4.20% 7/15/46	15,000	14,042
New York & Presbyterian
Hospital 4.063% 8/1/56	20,000	18,766
PepsiCo 2.375% 10/6/26	25,000	23,697
Post Holdings 144A
5.00% 8/15/26 #	20,000	19,200
Prestige Brands 144A
5.375% 12/15/21 #	12,000	12,420
Reynolds American
4.00% 6/12/22	25,000	26,180
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	20,000	19,341
2.875% 9/23/23	25,000	23,797
Sysco 3.30% 7/15/26	105,000	103,249
Tempur Sealy International
5.50% 6/15/26	10,000	10,075
Teva Pharmaceutical Finance
Netherlands III
2.80% 7/21/23	40,000	37,919
Thermo Fisher Scientific
3.00% 4/15/23	90,000	88,583
Transurban Finance 144A
3.375% 3/22/27 #	10,000	9,469
Universal Health Services
144A 5.00% 6/1/26 #	5,000	4,900
Zimmer Biomet Holdings
3.375% 11/30/21	15,000	15,161
4.625% 11/30/19	20,000	21,167
		811,503
Energy – 0.78%
BP Capital Markets
3.216% 11/28/23	15,000	15,164
3.561% 11/1/21	10,000	10,446
3.723% 11/28/28	10,000	10,175
Buckeye Partners
3.95% 12/1/26	15,000	14,628
ConocoPhillips
4.95% 3/15/26	35,000	38,711
Ecopetrol 7.375% 9/18/43	10,000	10,175
Enbridge
4.25% 12/1/26	10,000	10,259
6.00% 1/15/77 ●	15,000	15,000
Energy Transfer Equity
7.50% 10/15/20	15,000	16,800
Energy Transfer Partners
4.75% 1/15/26	5,000	5,178
6.125% 12/15/45	25,000	26,691
9.70% 3/15/19	15,000	17,225
EnLink Midstream Partners
4.85% 7/15/26	10,000	10,106
Enterprise Products Operating
7.034% 1/15/68 ●	5,000	5,130
Murphy Oil USA
6.00% 8/15/23	21,000	21,997
Newfield Exploration
5.75% 1/30/22	10,000	10,587
NiSource Finance
6.125% 3/1/22	15,000	17,318
Noble Energy
5.05% 11/15/44	10,000	10,067
Petrobras Global Finance
6.25% 3/17/24	7,000	6,732
8.375% 5/23/21	5,000	5,400
Petroleos Mexicanos 144A
4.607% 3/11/22 #●	20,000	20,650
Plains All American Pipeline
4.50% 12/15/26	15,000	15,246
8.75% 5/1/19	20,000	22,781
Regency Energy Partners
5.00% 10/1/22	5,000	5,305
5.50% 4/15/23	17,000	17,637
Shell International Finance
2.875% 5/10/26	5,000	4,840
3.75% 9/12/46	15,000	13,838
4.00% 5/10/46	30,000	28,761
Targa Resources Partners
144A 5.125% 2/1/25 #	10,000	9,963
144A 5.375% 2/1/27 #	10,000	9,950
Transcanada Trust
5.875% 8/15/76 ●	15,000	15,638
Williams Partners
7.25% 2/1/17	15,000	15,059
Woodside Finance
144A 3.65% 3/5/25 #	15,000	14,679
144A 3.70% 9/15/26 #	10,000	9,799
144A 8.75% 3/1/19 #	15,000	16,935

(continues)     NQ-452 [12/16] 2/17 (18637) 13

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
YPF 144A
26.333% 7/7/20 #●	10,000	$11,450
		510,320
Financials – 0.19%
Affiliated Managers Group
3.50% 8/1/25	15,000	14,179
Air Lease 3.00% 9/15/23	20,000	19,136
Aviation Capital Group
144A 4.875% 10/1/25 #	25,000	26,531
144A 6.75% 4/6/21 #	5,000	5,781
Berkshire Hathaway
2.75% 3/15/23	10,000	9,971
E*TRADE Financial
5.875% 12/29/49 ●	20,000	19,935
Jefferies Group
6.45% 6/8/27	5,000	5,494
6.50% 1/20/43	5,000	5,161
Lazard Group
3.625% 3/1/27	5,000	4,748
3.75% 2/13/25	10,000	9,781
		120,717
Insurance – 0.52%
Allstate 3.28% 12/15/26	15,000	15,081
Berkshire Hathaway Finance
2.90% 10/15/20	20,000	20,494
Liberty Mutual Group 144A
4.95% 5/1/22 #	10,000	10,924
MetLife
6.40% 12/15/36	30,000	32,475
6.817% 8/15/18	80,000	86,268
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	60,000	58,394
Prudential Financial
4.50% 11/15/20	35,000	37,537
5.375% 5/15/45 ●	10,000	10,250
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	10,000	10,179
144A 4.125% 11/1/24 #	20,000	20,234
USI 144A 7.75% 1/15/21 #	5,000	5,103
XLIT
4.45% 3/31/25	10,000	9,933
5.50% 3/31/45	15,000	14,283
6.50% 12/29/49 ●	10,000	7,825
		338,980
Media – 0.42%
21st Century Fox America
4.95% 10/15/45	25,000	25,791
CCO Holdings
144A 5.125% 5/1/23 #	15,000	15,487
144A 5.75% 2/15/26 #	15,000	15,563
CSC Holdings 5.25% 6/1/24	5,000	4,900
Gray Television 144A
5.125% 10/15/24 #	10,000	9,700
Nexstar Escrow 144A
5.625% 8/1/24 #	15,000	14,925
Sinclair Television Group
144A 5.125% 2/15/27 #	20,000	19,100
Sirius XM Radio
144A 5.375% 4/15/25 #	25,000	24,938
144A 5.375% 7/15/26 #	30,000	29,400
Time Warner 3.80% 2/15/27	30,000	29,892
Time Warner Cable
7.30% 7/1/38	40,000	49,352
Tribune Media
5.875% 7/15/22	20,000	20,425
Viacom 3.45% 10/4/26	15,000	13,891
		273,364
Real Estate – 0.54%
Alexandria Real Estate
Equities 3.95% 1/15/27	5,000	4,988
American Tower
4.00% 6/1/25	25,000	25,107
4.40% 2/15/26	55,000	56,305
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	19,857
AvalonBay Communities
2.95% 5/11/26	60,000	57,346
Corporate Office Properties
3.60% 5/15/23	15,000	14,454
5.25% 2/15/24	15,000	15,650
Crown Castle International
5.25% 1/15/23	20,000	21,600
CubeSmart 3.125% 9/1/26	15,000	14,166
DDR 7.50% 4/1/17	5,000	5,069
Education Realty Operating
Partnership
4.60% 12/1/24	10,000	9,984
Hospitality Properties Trust
4.50% 3/15/25	10,000	9,764
Kite Realty Group
4.00% 10/1/26	5,000	4,794
Lifestorage 3.50% 7/1/26	15,000	14,425
MGM Growth Properties
Operating Partnership
144A 4.50% 9/1/26 #	15,000	14,475
UDR 4.00% 10/1/25	55,000	56,399

14 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
WP Carey 4.60% 4/1/24	10,000	$10,150
		354,533
Services – 0.04%
United Rentals North America
5.50% 7/15/25	13,000	13,309
5.875% 9/15/26	5,000	5,169
Zayo Group 6.00% 4/1/23	10,000	10,450
		28,928
Technology – 0.33%
Analog Devices
2.50% 12/5/21	5,000	4,960
3.50% 12/5/26	10,000	9,928
Apple
3.45% 2/9/45	5,000	4,425
3.85% 8/4/46	15,000	14,409
Cisco Systems
1.85% 9/20/21	20,000	19,532
Diamond 1 Finance 144A
6.02% 6/15/26 #	35,000	37,983
Fidelity National Information
Services
3.00% 8/15/26	15,000	14,113
5.00% 10/15/25	25,000	27,276
First Data
144A 5.75% 1/15/24 #	45,000	46,603
144A 7.00% 12/1/23 #	22,000	23,485
Oracle 4.00% 7/15/46	10,000	9,589
		212,303
Telecommunications – 0.61%
AT&T
4.35% 6/15/45	15,000	13,418
4.50% 3/9/48	35,000	31,576
CC Holdings GS V
3.849% 4/15/23	10,000	10,176
CenturyLink
5.80% 3/15/22	20,000	20,518
6.75% 12/1/23	13,000	13,341
Charter Communications
Operating
4.908% 7/23/25	35,000	36,951
Crown Castle Towers 144A
4.883% 8/15/20 #	55,000	58,618
Frontier Communications
8.875% 9/15/20	5,000	5,344
Level 3 Financing
5.375% 5/1/25	10,000	10,225
SBA Communications 144A
4.875% 9/1/24 #	15,000	14,850
SBA Tower Trust 144A
2.24% 4/16/18 #	25,000	25,055
Sprint Communications
144A 7.00% 3/1/20 #	10,000	10,875
144A 9.00% 11/15/18 #	10,000	11,050
T-Mobile USA
6.125% 1/15/22	16,000	16,920
Verizon Communications
1.75% 8/15/21	40,000	38,414
4.125% 8/15/46	70,000	63,611
4.862% 8/21/46	10,000	10,173
WPP Finance 2010
5.625% 11/15/43	5,000	5,379
		396,494
Transportation – 0.40%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	9,602	9,578
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	13,938	13,747
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	4,882	4,857
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	9,976	9,988
Burlington Northern Santa Fe
4.70% 9/1/45	40,000	43,887
CSX
2.60% 11/1/26	10,000	9,381
3.80% 11/1/46	35,000	32,588
Penske Truck Leasing
144A 3.30% 4/1/21 #	15,000	15,183
144A 3.375% 2/1/22 #	70,000	70,671
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	4,576	4,673
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	14,135	14,223
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	10,000	9,663
United Parcel Service
5.125% 4/1/19	20,000	21,485
		259,924

(continues)     NQ-452 [12/16] 2/17 (18637) 15

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities – 1.68%
AES Gener 144A
5.25% 8/15/21 #	5,000	$5,254
Ameren Illinois
9.75% 11/15/18	35,000	40,017
American Transmission
Systems 144A
5.25% 1/15/22 #	40,000	44,319
AmeriGas Partners
5.875% 8/20/26	10,000	10,200
Appalachian Power
4.45% 6/1/45	60,000	61,552
Berkshire Hathaway Energy
3.75% 11/15/23	50,000	52,362
Black Hills
3.15% 1/15/27	10,000	9,590
3.95% 1/15/26	5,000	5,115
Calpine
144A 5.25% 6/1/26 #	20,000	19,800
5.375% 1/15/23	5,000	4,913
5.50% 2/1/24	15,000	14,550
CMS Energy 6.25% 2/1/20	50,000	55,347
ComEd Financing III
6.35% 3/15/33	20,000	20,628
Commonwealth Edison
3.65% 6/15/46	5,000	4,711
4.35% 11/15/45	15,000	15,726
Dominion Resources
2.85% 8/15/26	5,000	4,691
DTE Energy 3.30% 6/15/22	60,000	61,108
Duke Energy
4.80% 12/15/45	20,000	21,223
Emera 6.75% 6/15/76 ●	30,000	32,250
Emera US Finance 144A
4.75% 6/15/46 #	40,000	40,497
Enel Americas
4.00% 10/25/26	5,000	4,780
Entergy 4.00% 7/15/22	45,000	47,112
Entergy Louisiana
4.05% 9/1/23	20,000	20,979
4.95% 1/15/45	5,000	5,137
Exelon 3.95% 6/15/25	15,000	15,447
Fortis 144A
3.055% 10/4/26 #	40,000	37,489
Great Plains Energy
4.85% 6/1/21	10,000	10,664
IPALCO Enterprises
5.00% 5/1/18	10,000	10,375
ITC Holdings 3.25% 6/30/26	5,000	4,867
Kansas City Power & Light
3.65% 8/15/25	20,000	20,060
KeySpan Gas East 144A
2.742% 8/15/26 #	20,000	19,011
LG&E & KU Energy
4.375% 10/1/21	40,000	42,614
Louisville Gas & Electric
3.30% 10/1/25	5,000	5,052
4.375% 10/1/45	5,000	5,268
Metropolitan Edison 144A
4.00% 4/15/25 #	5,000	5,043
MidAmerican Energy
4.25% 5/1/46	5,000	5,163
National Rural Utilities
Cooperative Finance
2.70% 2/15/23	15,000	14,916
2.85% 1/27/25	15,000	14,756
4.75% 4/30/43 ●	20,000	20,159
5.25% 4/20/46 ●	5,000	5,218
New York State Electric & Gas
144A 3.25% 12/1/26 #	20,000	19,938
NextEra Energy Capital
Holdings
2.40% 9/15/19	15,000	15,094
3.625% 6/15/23	10,000	10,181
NV Energy 6.25% 11/15/20	15,000	17,025
Pennsylvania Electric
5.20% 4/1/20	15,000	16,075
Public Service Co. of
Oklahoma 5.15% 12/1/19	70,000	75,323
SCANA 4.125% 2/1/22	15,000	15,172
Southern
2.75% 6/15/20	70,000	70,656
4.40% 7/1/46	5,000	4,966
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	5,000	5,074
Wisconsin Electric Power
4.30% 12/15/45	10,000	10,358
		1,097,825
Total Corporate Bonds
(cost $6,665,324)		6,617,722

Municipal Bonds – 0.20%
Bay Area Toll Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	25,000	35,179
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	20,000	29,776

16 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds (continued)
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	10,000	$12,125
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	10,000	14,005
Series F 7.414% 1/1/40	5,000	7,220
New York City, New York
Series C 5.00% 8/1/26	5,000	5,998
Series C 5.00% 8/1/27	5,000	5,950
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	5,000	5,148
Texas Water Development
Board
Water Implementation
Revenue 5.00% 10/15/46	15,000	17,199
Total Municipal Bonds
(cost $141,426)		132,600

Non-Agency Asset-Backed Securities – 1.15%
Ally Master Owner Trust
Series 2014-4 A2
1.43% 6/17/19	25,000	25,015
American Express Credit
Account Master Trust
Series 2014-5 A
0.994% 5/15/20 ●	150,000	150,149
Cabela’s Credit Card Master
Note Trust
Series 2014-1 A
1.054% 3/16/20 ●	260,000	260,024
CNH Equipment Trust
Series 2016-B A2B
1.104% 10/15/19 ●	5,000	5,006
Discover Card Execution Note
Trust
Series 2015-A1 A1
1.054% 8/17/20 ●	135,000	135,203
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	9,403	9,404
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.264% 7/16/18 ●	8,131	8,140
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.106% 9/27/21 #●	10,000	10,027
Nissan Auto Lease Trust
Series 2015-B A2B
1.234% 12/15/17 ●	12,583	12,596
PFS Financing
Series 2015-AA A 144A
1.324% 4/15/20 #●	100,000	99,795
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	35,000	34,976
Total Non-Agency
Asset-Backed Securities
(cost $750,760)		750,335

Non-Agency Collateralized Mortgage Obligations – 0.07%
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	353	339
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	6,729	6,706
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	21,800	22,292
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	3,937	4,023
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	2,698	2,722
Series 2006-AR5 2A1
3.154% 4/25/36 ●	8,113	7,589
Total Non-Agency
Collateralized Mortgage
Obligations (cost $40,273)		43,671

Non-Agency Commercial Mortgage-Backed Securities – 1.24%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
5.814% 2/10/51 ●	20,000	20,369
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	21,501	21,963

(continues)     NQ-452 [12/16] 2/17 (18637) 17

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.711% 12/10/49 ●		10,000	$10,143
Series 2014-GC25 A4
3.635% 10/10/47		10,000	10,355
Series 2015-GC27 A5
3.137% 2/10/48		15,000	14,977
Series 2016-P3 A4
3.329% 4/15/49		15,000	15,068
Series 2016-P5 A4
2.941% 10/10/49		15,000	14,546
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #		15,000	14,993
Series 2014-CR19 A5
3.796% 8/10/47		10,000	10,477
Series 2014-CR20 AM
3.938% 11/10/47		30,000	31,022
Series 2015-CR23 A4
3.497% 5/10/48		10,000	10,245
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39		16,051	16,046
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49		50,000	50,472
Series 2016-C3 A5
2.89% 9/10/49		35,000	34,121
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #		210,000	217,857
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47		20,000	21,110
Series 2015-GC32 A4
3.764% 7/10/48		10,000	10,446
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48		35,000	36,368
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49		30,000	29,877
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.524% 8/12/37 ●		10,000	10,508
Series 2005-LDP5 D
5.524% 12/15/44 ●		10,000	9,981
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2013-LC11 B
3.499% 4/15/46		10,000	10,100
Series 2015-JP1 A5
3.914% 1/15/49		10,000	10,541
Series 2016-JP2 A4
2.822% 8/15/49		20,000	19,385
Series 2016-JP3 B
3.397% 8/15/49 ●		10,000	9,765
Series 2016-WIKI A 144A
2.798% 10/5/31 #		10,000	10,040
Series 2016-WIKI B 144A
3.201% 10/5/31 #		10,000	10,065
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31		743	743
Series 2006-C6 AJ
5.452% 9/15/39 ●		8,460	7,591
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		15,000	15,641
Series 2015-C23 A4
3.719% 7/15/50		35,000	36,296
Series 2015-C26 A5
3.531% 10/15/48		15,000	15,364
Series 2016-C29 A4
3.325% 5/15/49		20,000	20,037
Wells Fargo Commercial
Mortgage Trust
Series 2015-NXS3 A4
3.617% 9/15/57		15,000	15,450
Series 2016-BNK1 A3
2.652% 8/15/49		20,000	19,117
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $829,071)			811,079

Regional Bonds – 0.09%Δ
Australia – 0.05%
New South Wales Treasury
4.00% 5/20/26	AUD	7,400	5,798
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	26,000	17,889
144A 3.25% 7/21/28 #	AUD	7,000	5,001
			28,688

18 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Regional BondsΔ (continued)
Canada – 0.04%
Province of British Columbia
2.25% 6/2/26	15,000	$14,286
Province of Manitoba
2.125% 6/22/26	15,000	14,011
		28,297
Total Regional Bonds
(cost $61,176)		56,985

Senior Secured Loans – 2.07%«
Air Medical Group Holdings
Tranche B 1st Lien
4.25% 4/28/22	29,600	29,555
Amaya Holdings 1st Lien
5.00% 8/1/21	29,848	30,016
Aramark Services Tranche E
3.338% 9/7/19	15,123	15,264
Avago Technologies Cayman
Finance Tranche B 1st Lien
3.704% 2/1/23	10,095	10,250
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19	44,764	45,226
Builders FirstSource Tranche B
1st Lien 4.75% 7/31/22	44,775	45,228
Cable & Wireless Tranche B1
1st Lien 5.588% 1/3/23	24,750	25,059
Cablevision Tranche B 1st Lien
3.876% 10/11/24	45,000	45,555
Community Health Systems
Tranche F 1st Lien
4.185% 12/31/18	49,600	48,894
DaVita Tranche B
3.52% 6/24/21	44,770	45,293
ExamWorks Group Tranche
1st Lien 4.75% 7/27/23	44,888	45,219
FCA U.S. Tranche B 1st Lien
3.50% 5/24/17	2,847	2,858
First Data 1st Lien
3.756% 3/24/21	33,528	33,898
3.756% 7/10/22	37,318	37,775
First Eagle Holdings Tranche B
1st Lien 4.998% 12/1/22	29,849	30,185
Flying Fortress Tranche B 1st
Lien 3.00% 10/20/22	50,000	50,281
FMG Resources August 2006
1st Lien 3.75% 6/30/19	29,880	29,977
Frank Russell Tranche B 1st
Lien 6.75% 6/1/23	29,850	30,177
Gardner Denver 1st Lien
4.25% 7/30/20	29,846	29,585
Gates Global 1st Lien
4.25% 7/6/21	30,601	30,667
HCA Tranche B6 1st Lien
4.02% 3/17/23	40,196	40,708
Hilton Worldwide Finance
Tranche B1 1st Lien
3.50% 10/26/20	4,549	4,593
Hilton Worldwide Finance
Tranche B2 1st Lien
3.256% 10/25/23	61,850	62,639
Houghton International 1st
Lien 4.25% 12/20/19	86,400	87,373
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	18,844	18,727
JC Penney Tranche B 1st Lien
5.25% 6/23/23	44,719	45,054
KIK Custom Products 1st Lien
6.00% 8/26/22	29,849	30,185
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20	35,000	35,520
PQ 1st Lien 5.25% 11/4/22	44,775	45,267
Republic of Angola
(Unsecured)
7.57% 12/16/23	27,125	22,514
Sable International Finance
Tranche B2 1st Lien
5.83% 1/3/23	20,250	20,503
Solera Tranche B 1st Lien
5.75% 3/3/23	14,888	15,112
TransDigm Tranche F 1st Lien
3.77% 6/9/23	39,800	40,231
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20	78,421	78,884
USI Insurance Services Tranche
B 1st Lien
4.25% 12/27/19	24,006	24,131
Western Digital Tranche B 1st
Lien 4.52% 4/29/23	44,775	45,455
WideOpenWest Finance
Tranche B 1st Lien
4.50% 8/19/23	39,900	40,244
Windstream Services Tranche
B6 1st Lien
4.75% 3/30/21	29,925	30,121
Total Senior Secured Loans
(cost $1,335,217)		1,348,223

(continues)     NQ-452 [12/16] 2/17 (18637) 19

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign Bonds – 0.13%Δ
Australia – 0.04%
Australia Government Bond
3.75% 4/21/37	AUD	33,000	$24,709
			24,709
Hungary – 0.03%
Hungary Government
International Bond
5.75% 11/22/23		20,000	22,215
			22,215
New Zealand – 0.03%
New Zealand Government
Bond 2.75% 4/15/25	NZD	31,000	20,782
			20,782
Uruguay – 0.03%
Uruguay Government
International Bond
5.10% 6/18/50		20,000	18,050
			18,050
Total Sovereign Bonds
(cost $94,826)			85,756

Supranational Banks – 0.05%
International Bank for
Reconstruction &
Development
3.50% 1/22/21	NZD	47,000	32,779
4.625% 10/6/21	NZD	4,000	2,914
Total Supranational Banks
(cost $34,878)			35,693

U.S. Treasury Obligations – 3.05%
U.S. Treasury Bond
2.875% 11/15/46		200,000	193,129
U.S. Treasury Floating Rate
Note
0.705% 7/31/18 ●∞		800,000	800,889
U.S. Treasury Notes
1.25% 10/31/21		540,000	523,695
1.50% 8/15/26		515,000	473,679
Total U.S. Treasury
Obligations
(cost $2,021,193)			1,991,392

	Number of
	shares
Preferred Stock – 0.11%
General Electric 5.00% ●		35,000	$36,363
Integrys Energy Group
6.00% ●		600	15,637
US Bancorp 3.50% ●		25	21,750
Total Preferred Stock
(cost $67,888)			73,750

	Principal
	amount°
Short-Term Investments – 1.47%
Discount Notes – 1.39%≠
Federal Home Loan Bank
0.356% 1/25/17	282,537	282,474
0.366% 1/27/17	205,214	205,163
0.379% 2/3/17	102,607	102,564
0.483% 1/30/17	157,684	157,640
0.499% 2/15/17	39,421	39,398
0.501% 2/6/17	118,263	118,208
		905,447
Repurchase Agreements – 0.08%
Bank of America Merrill Lynch
0.41%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $16,862
(collateralized by U.S.
government obligations
2.00% 8/15/25;
market value $17,198)	16,861	16,861
Bank of Montreal
0.30%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $19,672
(collateralized by U.S.
government obligations
0.00%–4.375%
5/15/18–11/15/44; market
value $20,065)	19,671	19,671
BNP Paribas
0.48%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $13,469
(collateralized by U.S.
government obligations
2.125% 12/31/22;
market value $13,737)	13,468	13,468
		50,000

Total Short-Term
Investments
(cost $955,414)		955,447

20 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

Total Value of
Securities – 101.47%
(cost $54,435,970)	$66,219,931
Liabilities Net of
Receivables and Other
Assets – (1.47%)	(958,022)
Net Assets Applicable to
6,983,625 Shares
Outstanding – 100.00%	$65,261,909
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2016, the aggregate value of Rule 144A securities was $2,084,750, which represents 3.19% of the Fund’s net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2016, the aggregate value of fair valued securities was $140,216, which represents 0.21% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Dec. 31, 2016. Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
∞	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(30,628)	USD	22,801	1/27/17	$716
BAML	NZD	(34,845)	USD	24,668	1/27/17	486
BNP	AUD	(73,333)	USD	54,841	1/27/17	1,961
BNYM	CHF	(28,231)	USD	27,548	1/3/17	(182)
BNYM	EUR	(51,332)	USD	53,792	1/3/17	(259)
BNYM	GBP	26,265	USD	(32,130)	1/3/17	243
						$2,965

(continues)     NQ-452 [12/16] 2/17 (18637) 21

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

Future Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(29) U.S. Treasury 5 yr Notes	$(3,422,824)	$(3,412,258)	4/1/17	$10,566
(43) U.S. Treasury 10 yr Notes	(5,372,004)	(5,344,094)	3/23/17	27,910
(12) U.S. Treasury Long Bonds	(1,813,380)	(1,807,875)	3/23/17	5,505
	$(10,608,208)			$43,981

Swap Contracts
CDS Contracts1

					Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]	Payments	Date	(Received)	(Depreciation)[3]
	Protection Purchased:
ICE	JPM – CDX.NA.HY.27[4]	765,000	5.00%	12/20/21	$(40,264)	$(7,060)
	Protection Sold:
HSBC	CDX.EM.26[5]	235,000	1.00%	12/20/21	(14,225)	(528)
						$(7,588)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of ($1,197).

4Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

22 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CHF – Swiss Franc
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FREMF – Financial Real Estate Management Federation
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
LB – Lehman Brothers
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year

NQ-452 [12/16] 2/17 (18637) 23

Notes
Delaware Foundation® Growth Allocation Fund
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds (Trust) – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	$54,435,970
Aggregate unrealized appreciation of investments	$15,691,100
Aggregate unrealized depreciation of investments	(3,907,139)
Net unrealized appreciation of investments	$11,783,961

24 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-452 [12/16] 2/17 (18637) 25

Notes
December 31, 2016 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$6,906,401	$—	$6,906,401
Corporate Debt	—	6,617,722	—	6,617,722
Foreign Debt	—	178,434	—	178,434
Municipal Bonds	—	132,600	—	132,600
Senior Secured Loans[1]	—	1,325,709	22,514	1,348,223
Common Stock
Consumer Discretionary	2,473,099	2,697,766	—	5,170,865
Consumer Staples	1,895,468	2,347,354	—	4,242,822
Energy	2,607,588	476,974	—	3,084,562
Financials	3,790,143	2,226,098	—	6,016,241
Healthcare	4,424,661	1,755,139	—	6,179,800
Industrials	2,771,634	2,929,028	—	5,700,662
Information Technology	5,983,898	1,559,286	—	7,543,184
Materials	1,124,809	676,542	—	1,801,351
Real Estate	4,513,976	191,993	—	4,705,969
Telecommunication Services	1,305,035	984,944	—	2,289,979
Utilities	396,002	145,193	—	541,195
Exchange-Traded Funds	739,332	—	—	739,332
Preferred Stock[1]	21,750	52,000	—	73,750
U.S. Treasury Obligations	—	1,991,392	—	1,991,392
Short-Term Investments	—	955,447	—	955,447
Total Value of Securities	$32,047,395	$34,150,022	$22,514	$66,219,931
Foreign Currency Exchange
Contracts	$—	$2,965	$—	$2,965
Futures Contracts	43,981	—	—	43,981
Swap Contracts	—	(7,588)	—	(7,588)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.33%	1.67%	100.00%
Preferred Stock	29.49%	70.51%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of Dec. 31, 2016, a portion of the portfolio was categorized as Level 2.

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price

26 NQ-452 [12/16] 2/17 (18637)

(Unaudited)

for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-452 [12/16] 2/17 (18637) 27

Schedule of investments

Delaware Foundation® Moderate Allocation Fund
December 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 54.38%
U.S. Markets – 31.69%
Consumer Discretionary – 2.45%
Amazon.com †	300	$224,961
Aramark	1,840	65,725
BorgWarner	2,630	103,727
Century Communications =†	25,000	0
Cheesecake Factory	2,020	120,958
Chuy’s Holdings †	2,165	70,254
Cinemark Holdings	3,680	141,165
Comcast Class A	4,170	287,939
Del Frisco’s Restaurant Group †	7,780	132,260
Dollar General	2,970	219,988
Express †	8,355	89,900
Fiesta Restaurant Group †	3,990	119,101
Five Below †	2,780	111,089
Ford Motor	12,480	151,382
G-III Apparel Group †	1,215	35,915
Home Depot	1,800	241,344
Jack in the Box	1,970	219,931
L Brands	5,879	387,073
Liberty Global Class A †	2,152	65,830
Liberty Global Class C †	8,277	245,827
Liberty Interactive Corp. QVC Group Class A †	29,185	583,116
Lowe’s	11,300	803,656
Malibu Boats Class A †	7,280	138,902
National CineMedia	7,550	111,211
Newell Brands	1,627	72,646
NIKE Class B	1,870	95,052
Popeyes Louisiana Kitchen †	2,460	148,781
Shutterfly †	3,075	154,303
Starbucks	3,220	178,774
Steven Madden †	5,315	190,011
Tenneco †	3,655	228,328
Tractor Supply	1,630	123,570
TripAdvisor †	7,555	350,325
Walt Disney	4,260	443,977
		6,657,021
Consumer Staples – 1.69%
Archer-Daniels-Midland	17,400	794,310
Casey’s General Stores	1,100	130,768
CVS Health	12,660	999,001
General Mills	2,050	126,629
J&J Snack Foods	1,167	155,713
Kimberly-Clark	1,350	154,062
Kraft Heinz	8,966	782,911
Mondelez International	17,400	771,342
PepsiCo	1,560	163,223
Procter & Gamble	3,090	259,807
Walgreens Boots Alliance	3,039	251,508
		4,589,274
Energy – 2.12%
Carrizo Oil & Gas †	4,855	181,334
Chevron	11,580	1,362,965
ConocoPhillips	15,400	772,156
EOG Resources	1,260	127,386
Halliburton	18,980	1,026,628
Marathon Oil	31,600	546,996
Occidental Petroleum	14,540	1,035,684
PDC Energy †	2,220	161,128
Pioneer Energy Services †	5,105	34,969
RSP Permian †	3,355	149,700
Schlumberger	2,090	175,455
Superior Energy Services	3,535	59,671
Synergy Resources †	14,480	129,017
		5,763,089
Financials – 3.99%
Aflac	3,180	221,328
Allstate	11,200	830,144
American Equity Investment Life Holding	7,025	158,343
Ameriprise Financial	1,180	130,909
Bank of New York Mellon	17,500	829,150
BB&T	17,400	818,148
BlackRock	440	167,438
Bryn Mawr Bank	2,315	97,577
Capital One Financial	2,160	188,438
Cardinal Financial	4,950	162,311
Charles Schwab	6,592	260,186
Citigroup	5,290	314,385
City Holding	3,171	214,360
CoBiz Financial	6,225	105,140
Essent Group †	5,245	169,781
Evercore Partners Class A	3,060	210,222
Flushing Financial	4,430	130,198
Great Western Bancorp	4,556	198,596
Hope Bancorp	8,455	185,080
Houlihan Lokey	3,445	107,208
Independent Bank	1,715	120,822
Infinity Property & Casualty	1,540	135,366
Intercontinental Exchange	12,021	678,225
Invesco	4,690	142,295
JPMorgan Chase & Co.	5,620	484,950

(continues)      NQ-448 [12/16] 2/17 (18638) 1

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
KeyCorp	13,290	$242,808
Marsh & McLennan	11,400	770,526
Old National Bancorp	11,095	201,374
Primerica	3,325	229,924
Prosperity Bancshares	3,170	227,543
Prudential Financial	1,460	151,928
Raymond James Financial	2,110	146,160
Selective Insurance Group	4,100	176,505
State Street	2,010	156,217
Sterling Bancorp	10,005	234,117
Stifel Financial †	3,220	160,839
Travelers	1,940	237,495
Umpqua Holdings	10,280	193,058
United Fire Group	2,710	133,251
Webster Financial	3,825	207,621
Western Alliance Bancorp †	3,120	151,975
WSFS Financial	2,995	138,818
		10,820,759
Healthcare – 4.74%
Abbott Laboratories	19,100	733,631
AbbVie	4,300	269,266
Acorda Therapeutics †	4,255	79,994
Air Methods †	4,380	139,503
Alkermes †	1,420	78,924
Allergan †	3,763	790,268
Biogen †	1,930	547,309
Cardinal Health	11,100	798,867
Catalent †	6,375	171,870
Celgene †	9,226	1,067,909
CONMED	3,850	170,055
CryoLife	7,971	152,645
DENTSPLY SIRONA	5,265	303,948
Express Scripts Holding †	13,400	921,786
Gilead Sciences	3,210	229,868
HealthSouth	3,030	124,957
Johnson & Johnson	6,400	737,344
Ligand Pharmaceuticals Class B †	1,750	177,817
Medicines †	3,940	133,724
Merck & Co.	17,570	1,034,346
Merit Medical Systems †	6,470	171,455
Pfizer	34,102	1,107,633
Prestige Brands Holdings †	2,923	152,288
Quest Diagnostics	8,700	799,530
Quidel †	6,360	136,231
Quintiles IMS Holdings †	5,497	418,047
Repligen †	2,135	65,801
Retrophin †	5,695	107,806
Spectrum Pharmaceuticals †	11,950	52,939
Team Health Holdings †	2,175	94,504
TESARO †	1,820	244,754
Thermo Fisher Scientific	1,470	207,417
UnitedHealth Group	2,000	320,080
Vanda Pharmaceuticals †	8,035	128,158
Vertex Pharmaceuticals †	1,340	98,718
Wright Medical Group †	4,765	109,500
		12,878,892
Industrials – 3.19%
AAON	6,241	206,265
ABM Industries	4,185	170,915
Applied Industrial Technologies	2,965	176,121
Barnes Group	4,890	231,884
Columbus McKinnon	5,358	144,880
Continental Building Products †	8,155	188,381
Eaton	2,070	138,876
ESCO Technologies	4,553	257,927
Esterline Technologies †	805	71,806
Federal Signal	6,795	106,070
General Electric	14,800	467,680
Granite Construction	3,833	210,815
Honeywell International	1,770	205,055
JB Hunt Transport Services	1,300	126,191
Kadant	3,880	237,456
KEYW Holding †	8,245	97,209
Kforce	6,815	157,427
KLX †	3,470	156,532
Lockheed Martin	540	134,968
MYR Group †	4,015	151,285
Nielsen Holdings	9,498	398,441
Northrop Grumman	3,400	790,772
On Assignment †	4,190	185,030
Parker-Hannifin	1,500	210,000
Raytheon	5,400	766,800
Republic Services	1,920	109,536
Rockwell Collins	1,120	103,891
Southwest Airlines	2,000	99,680
Swift Transportation †	5,385	131,179
Tetra Tech	4,535	195,685
TriNet Group †	4,570	117,083
Union Pacific	2,630	272,678
United Technologies	2,850	312,417
US Ecology	3,065	150,645

2 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
WageWorks †	2,077	$150,583
Waste Management	11,800	836,738
XPO Logistics †	4,435	191,415
		8,660,316
Information Technology – 5.90%
Accenture Class A	1,520	178,038
Adobe Systems †	2,030	208,989
Alphabet Class A †	1,282	1,015,921
Alphabet Class C †	534	412,152
Analog Devices	1,300	94,406
Anixter International †	1,965	159,263
Apple	4,715	546,091
Applied Micro Circuits †	9,359	77,212
Broadcom	1,130	199,750
Brooks Automation	7,155	122,136
CA	24,145	767,087
Callidus Software †	8,570	143,976
Cisco Systems	30,360	917,479
Convergys	7,030	172,657
eBay †	19,325	573,759
Electronic Arts †	6,798	535,410
ExlService Holdings †	3,765	189,907
Facebook Class A †	8,516	979,766
GrubHub †	3,135	117,939
Guidewire Software †	855	42,177
II-VI †	2,015	59,745
Intel	30,290	1,098,618
Intuit	2,515	288,244
j2 Global	2,805	229,449
MACOM Technology Solutions Holdings †	2,450	113,386
Mastercard Class A	6,221	642,318
Maxim Integrated Products	4,670	180,122
MaxLinear Class A †	6,615	144,207
Microsemi †	4,470	241,246
Microsoft	19,346	1,202,159
NETGEAR †	2,535	137,777
PayPal Holdings †	19,122	754,745
Plantronics	2,125	116,365
Proofpoint †	2,675	188,989
Q2 Holdings †	2,685	77,462
QUALCOMM	10,649	694,315
Sabre	6,710	167,415
salesforce.com †	3,020	206,749
Semtech †	5,650	178,257
Silicon Laboratories †	2,155	140,075
SS&C Technologies Holdings	3,080	88,088
Symantec	15,848	378,609
Synaptics †	2,820	151,096
Tyler Technologies †	1,050	149,909
Visa Class A	10,116	789,250
Yahoo †	3,900	150,813
		16,023,523
Materials – 0.96%
Axalta Coating Systems †	5,010	136,272
Balchem	1,350	113,292
Boise Cascade †	4,565	102,713
Chemtura †	2,185	72,542
Eastman Chemical	2,740	206,075
EI du Pont de Nemours & Co.	10,900	800,060
Kaiser Aluminum	1,835	142,561
Minerals Technologies	3,110	240,247
Neenah Paper	2,525	215,130
Quaker Chemical	1,700	217,498
WestRock	3,054	155,052
Worthington Industries	4,015	190,472
		2,591,914
Real Estate – 5.34%
American Tower	2,330	246,234
Apartment Investment & Management	3,750	170,437
AvalonBay Communities	2,750	487,163
Boston Properties	3,450	433,941
Brandywine Realty Trust	25,625	423,069
Camden Property Trust	550	46,239
Cousins Properties	7,200	61,272
Crown Castle International	7,152	620,579
DCT Industrial Trust	4,068	194,776
DDR	13,100	200,037
Douglas Emmett	7,275	265,974
Duke Realty	14,175	376,488
EastGroup Properties	2,005	148,049
Empire State Realty Trust	2,350	47,447
EPR Properties	415	29,785
Equinix	913	326,315
Equity LifeStyle Properties	2,000	144,200
Equity One	4,475	137,338
Equity Residential	18,955	1,219,943
Essex Property Trust	1,500	348,750
Extra Space Storage	1,850	142,894
Federal Realty Investment Trust	975	138,557

(continues)      NQ-448 [12/16] 2/17 (18638) 3

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Real Estate (continued)
First Industrial Realty Trust	13,445	$377,132
General Growth Properties	16,725	417,791
Gramercy Property Trust	21,720	199,390
Highwoods Properties	4,000	204,040
Host Hotels & Resorts	21,290	401,104
Kilroy Realty	2,450	179,389
Kimco Realty	8,775	220,779
Kite Realty Group Trust	6,152	144,449
LaSalle Hotel Properties	6,510	198,360
Lexington Realty Trust	8,600	92,880
Life Storage	1,050	89,523
Macerich	2,225	157,619
Mack-Cali Realty	5,920	171,798
Mid-America Apartment Communities	1,846	180,760
National Retail Properties	6,455	285,311
Omega Healthcare Investors	2,675	83,621
Parkway †	896	19,936
Pebblebrook Hotel Trust	7,990	237,703
Prologis	9,900	522,621
PS Business Parks	1,100	128,172
Public Storage	2,000	447,000
Ramco-Gershenson Properties Trust	14,415	239,001
Regency Centers	3,300	227,535
RLJ Lodging Trust	4,250	104,083
Simon Property Group	6,000	1,066,020
SL Green Realty	2,925	314,584
Spirit Realty Capital	10,825	117,559
Tanger Factory Outlet Centers	4,200	150,276
Taubman Centers	1,000	73,930
UDR	6,475	236,208
Urban Edge Properties	1,850	50,893
Ventas	6,000	375,120
Vornado Realty Trust	4,000	417,480
Welltower	2,150	143,899
		14,485,453
Telecommunication Services – 0.85%
AT&T	30,930	1,315,452
ATN International	1,845	147,840
Verizon Communications	16,000	854,080
		2,317,372
Utilities – 0.46%
Edison International	10,900	784,691
NorthWestern	3,245	184,543
South Jersey Industries	3,565	120,105
Spire	2,330	150,401
		1,239,740
Total U.S. Markets (cost $56,001,307)		86,027,353

Developed Markets – 16.57%§
Consumer Discretionary – 2.93%
Bandai Namco Holdings	4,300	118,357
Bayerische Motoren Werke	7,565	704,574
Cie Financiere Richemont Class A	2,750	181,749
Cie Generale des Etablissements Michelin	1,030	114,494
Continental	790	152,199
Denso	3,400	147,072
Hennes & Mauritz Class B	4,750	131,675
Industria de Diseno Textil	5,150	175,440
J Front Retailing	9,200	123,866
Kering	2,295	514,777
LVMH Moet Hennessy Louis Vuitton	720	137,284
Next	1,500	92,019
Nitori Holdings	4,548	518,540
Oriental Land	2,400	135,460
Publicis Groupe	3,929	270,726
RTL Group	1,694	124,108
Sekisui Chemical	10,200	162,369
Sodexo	1,165	133,757
Stanley Electric	5,200	141,662
Sumitomo Rubber Industries	40,700	643,970
Swatch Group	355	110,179
Techtronic Industries	158,500	567,189
Toyota Motor	16,889	990,175
USS	6,900	109,612
Valeo	5,935	340,715
Whitbread	2,370	110,248
WPP	8,450	188,041
Yue Yuen Industrial Holdings	227,500	824,621
		7,964,878
Consumer Staples – 2.42%
Anheuser-Busch InBev	1,650	174,643
Aryzta †	12,978	570,725
Asahi Group Holdings	6,500	204,653
British American Tobacco	6,950	393,894
Carlsberg Class B	6,850	589,985
Chocoladefabriken Lindt & Spruengli Class PC	28	144,884
Coca-Cola Amatil	62,495	455,774

4 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples (continued)
Coca-Cola European Partners	4,000	$126,245
Danone	2,705	171,168
Diageo	5,950	154,402
FamilyMart UNY Holdings	1,900	126,426
Japan Tobacco	22,700	745,097
Jeronimo Martins	8,030	124,542
Kao	3,300	156,205
Koninklijke Ahold Delhaize †	7,952	167,493
L’Oreal	970	176,797
Nestle	8,685	622,172
Reckitt Benckiser Group	1,470	124,521
Svenska Cellulosa Class B	5,350	150,584
Tate & Lyle	11,600	100,951
Tesco †	176,836	450,896
Treasury Wine Estates	11,700	90,004
Unilever	3,460	139,922
Unilever CVA	4,250	174,585
WH Group 144A #	153,000	123,333
Woolworths	6,600	114,560
		6,574,461
Energy – 0.48%
Amec Foster Wheeler	17,100	98,745
Neste	2,000	76,535
Suncor Energy	15,900	519,875
TOTAL	12,167	624,071
		1,319,226
Financials – 2.10%
AIA Group	27,400	153,490
AXA	31,522	794,632
Banco Espirito Santo Class R =†	285,000	0
Bank Leumi Le-Israel †	35,650	146,507
Bankia	119,600	121,878
Deutsche Bank †	3,650	66,209
Euronext 144A #	3,010	124,060
ING Groep	48,471	682,411
Legal & General Group	51,500	156,888
Mitsubishi UFJ Financial Group	176,973	1,091,450
Nordea Bank	85,731	949,953
QBE Insurance Group	15,950	142,509
Seven Bank	31,800	90,928
Sony Financial Holdings	10,600	165,237
Standard Chartered †	75,209	613,323
UniCredit	138,244	397,000
		5,696,475
Healthcare – 2.32%
Actelion †	665	143,712
Astellas Pharma	14,700	203,938
Bayer	2,050	213,576
Fresenius	2,430	189,566
Icon (Ireland) †	1,995	150,024
Indivior	30,300	110,402
Merck	1,435	149,413
Miraca Holdings	3,300	147,596
Novartis	16,664	1,211,863
Novo Nordisk Class B	4,870	174,698
Orion Class B	2,830	125,742
Ramsay Health Care	2,520	123,900
Roche Holding	1,975	450,206
Sanofi	12,067	975,800
Shire	10,640	607,536
Smith & Nephew	9,000	135,083
STADA Arzneimittel	7,524	388,704
Sumitomo Dainippon Pharma	8,000	137,315
Teva Pharmaceutical Industries ADR	18,000	652,500
		6,291,574
Industrials – 3.26%
ABB †	7,250	152,553
Aggreko	7,350	82,970
Airbus	3,350	221,263
ANDRITZ	2,520	126,287
Aurizon Holdings	32,900	119,618
Deutsche Lufthansa	10,100	130,196
Deutsche Post	26,769	877,890
East Japan Railway	9,241	796,747
Elbit Systems	980	98,999
Fraport Frankfurt Airport Services Worldwide	2,340	138,079
Fuji Electric	24,000	123,929
ITOCHU	81,049	1,073,151
Japan Airlines	4,700	137,150
JTEKT	7,900	125,972
Koninklijke Philips	25,595	782,488
Meggitt	84,492	477,143
Minebea	50,400	470,293
Mitsubishi Electric	9,200	127,964
Mitsubishi Heavy Industries	33,000	150,019
Rexel	17,924	294,489
Safran	2,630	189,160
Securitas Class B	7,250	113,722
Singapore Airlines	12,500	83,274

(continues)      NQ-448 [12/16] 2/17 (18638) 5

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Teleperformance	5,920	$593,514
Travis Perkins	6,450	115,301
Vestas Wind Systems	1,600	103,623
Vinci	13,344	907,721
Wolters Kluwer	3,600	130,209
Yamato Holdings	5,200	105,409
		8,849,133
Information Technology – 1.01%
Amadeus IT Group	3,950	179,149
ASM Pacific Technology	13,300	140,653
Atos	1,620	170,744
Brother Industries	10,000	179,774
CGI Group Class A †	11,404	547,331
Infineon Technologies	7,550	130,596
InterXion Holding †	3,370	118,186
Nice	1,710	117,327
Omron	4,300	164,324
Playtech	51,016	519,029
SAP	2,275	196,799
Seiko Epson	8,500	179,457
Trend Micro †	2,800	99,382
		2,742,751
Materials – 0.81%
Alamos Gold	28,171	194,290
Amcor	11,100	119,467
Anglo American ADR †	8,700	61,335
Chr Hansen Holding	1,770	97,890
Daicel	9,800	107,742
EMS-Chemie Holding	315	159,967
Johnson Matthey	2,902	113,547
Kuraray	9,000	134,960
Linde	1,050	172,240
Rio Tinto	12,439	474,896
Shin-Etsu Chemical	2,400	185,734
South32	62,000	122,050
Umicore	2,430	138,246
Yamana Gold	38,683	108,617
		2,190,981
Real Estate – 0.17%
Cheung Kong Property Holdings	16,500	100,765
Daito Trust Construction	900	135,304
Swire Properties	32,400	89,194
Westfield	18,700	126,439
		451,702
Telecommunication Services – 0.91%
BT Group	20,240	91,369
Deutsche Telekom	7,950	136,400
KDDI	8,300	209,600
Koninklijke KPN	40,000	118,285
Nippon Telegraph & Telephone	21,286	896,038
Tele2 Class B	61,651	492,961
Telenor	8,900	132,848
Telstra	39,500	145,150
Vodafone Group
(United Kingdom)	99,500	244,858
		2,467,509
Utilities – 0.16%
National Grid	25,811	301,569
Tokyo Gas	33,000	148,967
		450,536
Total Developed Markets
(cost $38,944,342)		44,999,226

Emerging Markets X – 6.12%
Consumer Discretionary – 0.49%
Arcos Dorados Holdings
Class A †	15,500	83,700
Astra International	226,000	138,193
B2W Cia Digital †	76,976	241,237
Ctrip.com International ADR †	10,100	404,000
Grupo Televisa ADR	13,250	276,793
Mahindra & Mahindra	2,980	51,897
Qunar Cayman Islands ADR †	900	27,117
Woolworths Holdings	23,228	120,183
		1,343,120
Consumer Staples – 0.72%
Anadolu Efes Biracilik Ve Malt
Sanayii	15,698	78,470
BRF ADR	10,560	155,866
China Mengniu Dairy	74,000	141,892
Cia Brasileira de Distribuicao ADR	6,900	114,195
Cia Cervecerias Unidas ADR	5,900	123,782
Coca-Cola Femsa ADR	1,447	91,942
Fomento Economico Mexicano ADR	3,125	238,156
Lotte Chilsung Beverage	112	135,468
Lotte Confectionery	1,240	183,186
Tingyi Cayman Islands Holding	89,816	108,886
Tsingtao Brewery	18,162	68,413
Uni-President China Holdings	309,000	217,440

6 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Wal-Mart de Mexico Class V	44,372	$79,413
X5 Retail Group GDR †	6,838	221,893
		1,959,002
Energy – 0.93%
Cairn India	25,954	92,194
China Petroleum & Chemical	198,850	140,044
Gazprom PJSC ADR	47,209	238,177
Lukoil PJSC ADR	4,500	252,540
PetroChina ADR	1,400	103,180
Petroleo Brasileiro ADR †	29,800	301,278
PTT	18,391	191,046
Reliance Industries GDR 144A #	30,375	958,331
Rosneft Oil PJSC GDR	27,910	181,263
Tambang Batubara Bukit Asam Persero	74,300	68,524
		2,526,577
Financials – 0.84%
Akbank	108,919	241,109
Banco Bradesco ADR	21,400	186,394
Bangkok Bank	28,361	125,910
China Construction Bank	192,449	147,383
Grupo Financiero Banorte	19,600	96,536
Grupo Financiero Santander Mexico Class B ADR	18,600	133,734
ICICI Bank ADR	34,900	261,401
Itau Unibanco Holding ADR	27,040	277,971
KB Financial Group ADR	4,489	158,417
Reliance Capital	14,807	93,504
Samsung Life Insurance	2,564	238,645
Sberbank of Russia =	112,564	317,902
		2,278,906
Healthcare – 0.07%
Hypermarcas	22,600	181,442
		181,442
Industrials – 0.13%
Gol Linhas Aereas Inteligentes ADR †	2,510	34,186
KCC	842	250,238
Rumo Logistica Operadora Multimodal †	4,406	8,312
Santos Brasil Participacoes †	32,500	23,965
ZTO Express Cayman ADR †	2,200	26,554
		343,255
Information Technology – 1.71%
Alibaba Group Holding ADR †	3,800	333,678
Baidu ADR †	3,600	591,876
Hon Hai Precision Industry	73,978	192,424
MediaTek	48,000	320,676
Samsung Electronics	776	1,154,930
Samsung SDI	934	84,082
SINA †	4,800	291,792
Sohu.com †	9,500	321,955
Taiwan Semiconductor Manufacturing	61,069	342,063
Taiwan Semiconductor Manufacturing ADR	11,000	316,250
Tencent Holdings	23,000	557,684
Weibo ADR †	480	19,488
WNS Holdings ADR †	4,740	130,587
		4,657,485
Materials – 0.28%
Braskem ADR	10,175	215,812
Cemex ADR †	18,199	146,138
Cemex Latam Holdings †	10,013	37,690
Impala Platinum Holdings †	5,403	16,624
Sociedad Quimica y Minera de Chile ADR	4,000	114,600
UltraTech Cement	5,021	239,855
		770,719
Real Estate – 0.07%
Etalon Group GDR 144A #=	16,400	52,398
IRSA Inversiones y Representaciones ADR †	3,800	70,072
UEM Sunrise	258,519	60,286
		182,756
Telecommunication Services – 0.88%
America Movil Class L ADR	17,220	216,455
China Mobile	32,921	347,092
China Mobile ADR	1,725	90,442
LG Uplus	8,918	84,524
MegaFon GDR	5,766	54,489
Mobile TeleSystems ADR	7,600	69,236
SK Telecom ADR	31,200	652,080
Telefonica Brasil ADR	20,405	273,019
TIM Participacoes ADR	26,500	312,700
Turkcell Iletisim Hizmetleri ADR †	10,050	69,345
VimpelCom ADR	33,200	127,820

(continues)      NQ-448 [12/16] 2/17 (18638) 7

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
Vodacom Group	7,335	$81,260
		2,378,462
Total Emerging Markets
(cost $15,888,391)		16,621,724

Total Common Stock
(cost $110,834,040)		147,648,303

Exchange-Traded Funds – 1.10%
iShares MSCI EAFE ETF	4,465	257,764
iShares MSCI EAFE
Growth ETF	3,565	227,055
iShares Russell 1000
Growth ETF	19,060	1,999,394
Vanguard FTSE Developed
Markets ETF	7,470	272,954
Vanguard Mega Cap
Growth ETF	1,265	110,194
Vanguard Russell 1000
Growth ETF	992	106,650
Total Exchange-Traded
Funds (cost $2,920,749)		2,974,011

	Principal
	amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.98% 9/26/33 ϕ	54,277	$59,401
Fannie Mae REMIC Trust
Series 2002-W11 AV1
1.096% 11/25/32 ●	2,922	2,856
Total Agency Asset-Backed
Securities (cost $56,761)		62,257

Agency Collateralized Mortgage Obligations – 6.19%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	17,716	20,187
Series 2005-70 PA
5.50% 8/25/35	8,486	9,482
Series 2008-15 SB
5.844% 8/25/36 Σ●	23,309	4,451
Series 2010-41 PN
4.50% 4/25/40	120,000	130,237
Series 2010-43 HJ
5.50% 5/25/40	12,527	13,974
Fannie Mae REMICs
Series 2010-96 DC
4.00% 9/25/25	2,779	2,976
Series 2010-129 SM
5.244% 11/25/40 Σ●	132,704	22,435
Series 2012-98 MI
3.00% 8/25/31 Σ	186,597	22,236
Series 2012-122 SD
5.344% 11/25/42 Σ●	82,822	16,582
Series 2013-07 EI
3.00% 10/25/40 Σ	5,231,289	736,928
Series 2013-26 ID
3.00% 4/25/33 Σ	190,033	27,161
Series 2013-38 AI
3.00% 4/25/33 Σ	176,578	24,226
Series 2013-43 IX
4.00% 5/25/43 Σ	525,117	117,971
Series 2013-44 DI
3.00% 5/25/33 Σ	572,925	91,237
Series 2013-51 PI
3.00% 11/25/32 Σ	353,979	42,735
Series 2013-55 AI
3.00% 6/25/33 Σ	219,799	31,404
Series 2013-64 KI
3.00% 2/25/33 Σ	1,140,829	148,675
Series 2014-36 ZE
3.00% 6/25/44	102,645	92,010
Series 2014-68 BS
5.394% 11/25/44 Σ●	185,467	36,909
Series 2014-90 SA
5.394% 1/25/45 Σ●	122,472	24,098
Series 2015-44 Z
3.00% 9/25/43	175,723	167,437
Series 2015-71 PI
4.00% 3/25/43 Σ	680,348	109,894
Series 2015-95 SH
5.244% 1/25/46 Σ●	177,374	41,999
Series 2016-17 BI
4.00% 2/25/43 Σ	1,770,799	308,488
Series 2016-54 PI
3.00% 2/25/44 Σ	329,258	38,941
Series 2016-62 SA
5.244% 9/25/46 Σ●	278,975	72,493
Series 2016-74 GS 5.244%
10/25/46 Σ●	2,245,665	556,778
Series 2016-74 IH
3.50% 11/25/45 Σ	99,048	18,131
Series 2016-80 BZ
3.00% 11/25/46	366,827	316,866
Series 2016-80 CZ
3.00% 11/25/46	320,597	276,910

8 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-90 CI
3.00% 2/25/45 Σ	2,437,064	$310,778
Series 2016-95 IO
3.00% 12/25/46 Σ	3,727,067	651,396
Series 2016-95 US 5.244%
12/25/46 Σ●	3,763,639	842,277
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	11,771	13,156
Series 4065 DE
3.00% 6/15/32	30,000	30,055
Series 4100 EI
3.00% 8/15/27 Σ	193,195	20,673
Series 4109 AI
3.00% 7/15/31 Σ	339,199	39,838
Series 4120 IK
3.00% 10/15/32 Σ	274,944	38,642
Series 4146 IA
3.50% 12/15/32 Σ	146,321	22,603
Series 4159 KS
5.446% 1/15/43 Σ●	64,473	14,421
Series 4181 DI
2.50% 3/15/33 Σ	89,203	11,269
Series 4184 GS
5.416% 3/15/43 Σ●	153,948	33,830
Series 4185 LI
3.00% 3/15/33 Σ	139,785	19,540
Series 4186 IE
3.00% 3/15/33 Σ	3,128,262	432,055
Series 4191 CI
3.00% 4/15/33 Σ	67,998	9,509
Series 4342 CI
3.00% 11/15/33 Σ	66,818	8,293
Series 4366 DI
3.50% 5/15/33 Σ	408,723	76,017
Series 4435 DY
3.00% 2/15/35	142,000	140,223
Series 4518 CI
3.50% 6/15/42 Σ	1,121,225	152,362
Series 4567 LI
4.00% 8/15/45 Σ	1,664,704	308,344
Series 4592 WT
5.50% 6/15/46	304,051	337,812
Series 4594 SG
5.296% 6/15/46 Σ●	97,094	24,404
Series 4596 ZH
3.00% 11/15/45	1,639,377	1,604,523
Series 4614 HB
2.50% 9/15/46	72,000	63,975
Freddie Mac REMICs
Series 4623 LZ
2.50% 10/15/46	776,105	700,047
Freddie Mac Strips
Series 267 S5
5.296% 8/15/42 Σ●	185,856	40,330
Series 299 S1
5.296% 1/15/43 Σ●	140,771	29,273
Series 326 S2
5.246% 3/15/44 Σ●	95,549	19,229
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-HQA2 M2
3.556% 5/25/28 ●	250,000	256,604
GNMA
Series 2010-113 KE
4.50% 9/20/40	295,000	320,034
Series 2012-136 MX
2.00% 11/20/42	540,000	486,260
Series 2013-113 AZ
3.00% 8/20/43	179,015	169,477
Series 2013-113 LY
3.00% 5/20/43	312,000	306,104
Series 2015-133 AL
3.00% 5/20/45	188,000	178,444
Series 2015-64 GZ
2.00% 5/20/45	74,315	60,352
Series 2016-101 QL
3.00% 7/20/46	808,000	750,013
Series 2016-108 YL
3.00% 8/20/46	3,921,650	3,594,340
Series 2016-111 PB
2.50% 8/20/46	67,000	59,826
Series 2016-134 MW
3.00% 10/20/46	810,000	800,602
Series 2016-5 GL
3.00% 7/20/45	315,000	306,533
Total Agency Collateralized
Mortgage Obligations
(cost $17,138,680)		16,807,314

Agency Commercial Mortgage-Backed Securities – 0.37%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K056 A2 2.525%
5/25/26 ⧫	80,000	77,444
Series K057 A2 2.57%
7/25/26 ⧫	70,000	67,966

(continues)     NQ-448 [12/16] 2/17 (18638) 9

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K716 A2 3.13%
6/25/21 ⧫	95,000	$98,811
Series KS03 A4 3.161%
5/25/25 ⧫●	110,000	111,219
FREMF Mortgage Trust
Series 2011-K14 B 144A
5.167% 2/25/47 #●	45,000	49,213
Series 2011-K15 B 144A
4.948% 8/25/44 #●	10,000	10,788
Series 2012-K18 B 144A
4.255% 1/25/45 #●	50,000	52,605
Series 2012-K22 B 144A
3.811% 8/25/45 #●	95,000	97,400
Series 2012-K708 B 144A
3.751% 2/25/45 #●	95,000	97,436
Series 2012-K708 C 144A
3.751% 2/25/45 #●	25,000	25,538
Series 2013-K33 B 144A
3.502% 8/25/46 #●	80,000	80,552
Series 2013-K712 B 144A
3.365% 5/25/45 #●	55,000	55,851
Series 2013-K713 B 144A
3.165% 4/25/46 #●	35,000	35,278
Series 2013-K713 C 144A
3.165% 4/25/46 #●	135,000	132,483
Total Agency Commercial
Mortgage-Backed
Securities (cost $1,008,663)		992,584

Agency Mortgage-Backed Securities - 7.00%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	113,004	122,255
4.50% 2/1/46	559,952	602,872
5.00% 10/1/35	532,661	581,869
5.50% 12/1/32	2,323	2,605
5.50% 2/1/33	29,199	32,706
5.50% 6/1/33	19,277	21,594
5.50% 3/1/34	108,896	121,725
5.50% 4/1/34	12,533	14,052
5.50% 7/1/34	3,090	3,466
5.50% 9/1/34	76,316	85,594
5.50% 11/1/34	12,885	14,449
5.50% 12/1/34	88,991	99,638
5.50% 3/1/35	25,316	28,383
5.50% 4/1/35	57,619	64,598
5.50% 5/1/35	55,815	62,521
Fannie Mae S.F. 30 yr
5.50% 6/1/35	8,828	9,898
5.50% 1/1/36	48,922	54,870
5.50% 4/1/36	52,916	59,190
5.50% 5/1/36	33,190	37,145
5.50% 7/1/36	52,606	58,935
5.50% 9/1/36	50,992	57,205
5.50% 11/1/36	8,764	9,800
5.50% 1/1/37	34,928	38,891
5.50% 2/1/37	8,493	9,486
5.50% 4/1/37	73,933	82,565
5.50% 8/1/37	529,982	593,809
5.50% 9/1/37	43,018	47,955
5.50% 1/1/38	947	1,057
5.50% 2/1/38	25,188	28,192
5.50% 3/1/38	66,806	74,925
5.50% 6/1/38	181,259	202,442
5.50% 7/1/38	15,205	16,935
5.50% 9/1/38	122,111	136,710
5.50% 1/1/39	66,700	74,716
5.50% 2/1/39	131,899	147,837
5.50% 6/1/39	43,567	48,758
5.50% 10/1/39	101,394	113,065
5.50% 3/1/40	216,013	241,855
5.50% 7/1/40	75,798	84,941
5.50% 3/1/41	351,989	394,699
5.50% 6/1/41	112,293	125,721
5.50% 9/1/41	469,810	525,599
6.00% 3/1/34	10,195	11,722
6.00% 6/1/35	199,552	227,640
6.00% 5/1/36	167,288	189,536
6.00% 6/1/36	4,053	4,596
6.00% 9/1/36	19,064	22,148
6.00% 12/1/36	4,315	4,923
6.00% 2/1/37	13,521	15,320
6.00% 5/1/37	30,359	34,403
6.00% 6/1/37	2,429	2,788
6.00% 7/1/37	2,034	2,324
6.00% 8/1/37	42,451	48,381
6.00% 9/1/37	4,646	5,261
6.00% 11/1/37	779	882
6.00% 3/1/38	417,430	479,310
6.00% 5/1/38	73,431	83,208
6.00% 9/1/38	76,573	86,929
6.00% 10/1/38	6,237	7,070
6.00% 11/1/38	10,332	11,831
6.00% 1/1/39	20,088	22,764
6.00% 9/1/39	176,225	199,704
6.00% 10/1/39	148,037	170,555

10 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 3/1/40		19,002	$21,551
6.00% 7/1/40		67,118	76,027
6.00% 9/1/40		16,388	18,568
6.00% 11/1/40		6,972	8,038
6.00% 5/1/41		137,041	155,305
6.00% 6/1/41		69,133	78,311
6.00% 7/1/41		274,787	311,053
6.50% 2/1/36		11,561	13,080
6.50% 5/1/40		33,101	37,637
7.50% 6/1/31		11,742	14,207
Fannie Mae S.F. 30 yr TBA
4.50% 3/1/44		6,530,000	7,003,042
Freddie Mac ARM
2.553% 10/1/46 ●		109,591	110,392
Freddie Mac S.F. 30 yr
5.50% 3/1/34		5,207	5,859
5.50% 12/1/34		4,733	5,322
5.50% 6/1/36		3,086	3,468
5.50% 11/1/36		5,936	6,656
5.50% 12/1/36		1,430	1,597
5.50% 9/1/37		5,443	6,063
5.50% 4/1/38		18,457	20,582
5.50% 6/1/38		3,833	4,273
5.50% 7/1/38		20,094	22,415
5.50% 6/1/39		18,867	21,019
5.50% 3/1/40		16,229	18,051
5.50% 8/1/40		17,588	19,610
5.50% 1/1/41		16,772	18,703
5.50% 6/1/41		242,423	270,570
6.00% 2/1/36		10,073	11,489
6.00% 3/1/36		13,428	15,331
6.00% 8/1/36		1,965,420	2,226,071
6.00% 9/1/37		103,699	117,821
6.00% 1/1/38		5,990	6,767
6.00% 6/1/38		16,354	18,567
6.00% 8/1/38		35,610	40,850
6.00% 5/1/40		624,930	711,304
6.00% 7/1/40		71,510	81,335
6.50% 4/1/39		25,338	28,823
7.00% 11/1/33		11,731	13,785
GNMA I S.F. 30 yr
5.00% 3/15/40		327,624	358,731
GNMA II S.F. 30 yr
5.50% 5/20/37		26,697	29,595
5.50% 4/20/40		24,645	26,983
6.00% 2/20/39		39,978	45,184
6.00% 2/20/40		132,681	151,438
6.00% 4/20/46		44,115	49,170
GNMA II S.F. 30 yr
6.50% 10/20/39		37,491	42,451
Total Agency
Mortgage-Backed
Securities
(cost $19,028,266)			19,013,917

Collateralized Debt Obligations – 0.93%
Avery Point III CLO
Series 2013-3A A 144A
2.282% 1/18/25 #●		250,000	249,874
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A
2.233% 1/20/29 #●		500,000	499,750
Carlyle Global Market
Strategies CLO
Series 2014-2A A 144A
2.376% 5/15/25 #●		250,000	250,015
Cedar Funding VI CLO
Series 2016-6A A1 144A
2.344% 10/20/28 #●		250,000	250,190
Cent CLO 21
Series 2014-21A A1B
144A 2.276% 7/27/26 #●		250,000	249,873
Magnetite IX
Series 2014-9A A1 144A
2.302% 7/25/26 #●		285,000	285,117
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.30% 7/15/27 #●		250,000	249,874
Shackleton CLO
Series 2014-5A A 144A
2.381% 5/7/26 #●		250,000	250,081
Venture CDO
Series 2016-25A A1 144A
2.49% 4/20/29 #●		100,000	99,950
Venture XXIV CLO
Series 2016-24A A1D
144A 2.24% 10/20/28 #●		140,000	140,127
Total Collateralized Debt
Obligations
(cost $2,520,627)			2,524,851

Corporate Bonds – 20.31%
Banking – 4.24%
Bank Nederlandse
Gemeenten
5.25% 5/20/24	AUD	24,000	19,395
Bank of America
3.248% 10/21/27		55,000	52,626

(continues)       NQ-448 [12/16] 2/17 (18638) 11

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
3.30% 8/5/21	AUD	20,000	$14,143
4.183% 11/25/27		155,000	155,411
4.45% 3/3/26		700,000	722,731
Bank of New York Mellon
2.15% 2/24/20		25,000	24,938
2.20% 8/16/23		140,000	133,694
2.50% 4/15/21		235,000	235,401
2.80% 5/4/26		50,000	48,209
4.625% 12/29/49 ●		140,000	128,775
Barclays 3.20% 8/10/21		210,000	207,741
BB&T 2.05% 5/10/21		335,000	328,989
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	162,300
Branch Banking & Trust
3.625% 9/16/25		250,000	254,456
Capital One 2.25% 9/13/21		250,000	244,197
Citigroup
2.90% 12/8/21		30,000	29,953
3.75% 10/27/23	AUD	24,000	16,782
Citizens Financial Group
2.375% 7/28/21		75,000	73,627
4.30% 12/3/25		105,000	106,856
Compass Bank
3.875% 4/10/25		250,000	238,325
Cooperatieve Rabobank
3.75% 7/21/26		250,000	245,549
Credit Suisse Group 144A
6.25% 12/29/49 #●		400,000	390,480
Credit Suisse Group Funding
Guernsey 4.55% 4/17/26		315,000	327,770
Export-Import Bank of India
144A 3.375% 8/5/26 #		200,000	187,184
Fifth Third Bancorp
2.875% 7/27/20		50,000	50,675
Fifth Third Bank
3.85% 3/15/26		200,000	201,649
Goldman Sachs Group
3.50% 11/16/26		115,000	112,585
5.15% 5/22/45		235,000	248,081
5.20% 12/17/19	NZD	20,000	14,302
HSBC Holdings
2.65% 1/5/22		200,000	195,388
4.375% 11/23/26		200,000	201,887
Huntington Bancshares
2.30% 1/14/22		80,000	77,682
JPMorgan Chase & Co.
3.625% 12/1/27		150,000	145,852
JPMorgan Chase & Co.
4.25% 11/2/18		110,000	77,329
4.25% 10/1/27		430,000	442,745
6.75% 8/29/49 ●		115,000	124,056
KeyBank
2.35% 3/8/19		260,000	261,577
3.40% 5/20/26		250,000	243,250
KeyCorp 5.00% 12/29/49 ●		225,000	208,125
Morgan Stanley
2.625% 11/17/21		440,000	435,196
3.95% 4/23/27		475,000	471,193
5.00% 9/30/21	AUD	24,000	18,084
National City Bank
1.318% 6/7/17 ●		250,000	250,118
Nationwide Building Society
144A 4.00% 9/14/26 #		250,000	238,661
PNC Financial Services Group
5.00% 12/29/49 ●		145,000	140,287
Royal Bank of Scotland Group
3.875% 9/12/23		400,000	384,660
8.625% 12/29/49 ●		200,000	204,500
State Street
2.55% 8/18/20		115,000	116,220
3.10% 5/15/23		65,000	64,928
3.55% 8/18/25		115,000	117,863
SunTrust Bank
3.30% 5/15/26		200,000	193,423
SunTrust Banks
2.70% 1/27/22		35,000	35,056
Swedbank 144A
2.65% 3/10/21 #		200,000	200,245
Toronto-Dominion Bank
2.125% 4/7/21		385,000	379,344
2.50% 12/14/20		90,000	90,377
3.625% 9/15/31 ●		135,000	132,095
U.S. Bancorp 3.10% 4/27/26		155,000	151,083
UBS Group Funding Jersey
144A 4.125% 4/15/26 #		300,000	307,407
USB Capital IX
3.50% 10/29/49 ●		235,000	193,287
Wells Fargo & Co.
3.00% 7/27/21	AUD	38,000	26,717
Wells Fargo Bank
2.15% 12/6/19		300,000	299,941
Zions Bancorporation
4.50% 6/13/23		100,000	101,330
			11,506,730

12     NQ-448 [12/16] 2/17 (18638)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry – 1.47%
BHP Billiton Finance
3.00% 3/30/20	AUD	10,000	$7,157
BHP Billiton Finance USA
144A 6.25% 10/19/75 #●		200,000	217,340
CCL Industries 144A
3.25% 10/1/26 #		85,000	81,161
CF Industries 6.875% 5/1/18		195,000	205,752
Crown Americas 144A
4.25% 9/30/26 #		46,000	43,413
Dow Chemical
8.55% 5/15/19		611,000	700,638
Eastman Chemical
4.65% 10/15/44		185,000	184,184
General Electric
2.10% 12/11/19		25,000	25,194
4.25% 1/17/18	NZD	55,000	38,656
5.55% 5/4/20		75,000	82,982
6.00% 8/7/19		145,000	160,264
Georgia-Pacific
8.00% 1/15/24		290,000	370,663
International Paper
4.40% 8/15/47		250,000	237,220
INVISTA Finance 144A
4.25% 10/15/19 #		135,000	134,513
LafargeHolcim Finance 144A
3.50% 9/22/26 #		400,000	388,988
Lundin Mining 144A
7.50% 11/1/20 #		40,000	42,750
Masco 3.50% 4/1/21		150,000	151,125
OCP 144A 4.50% 10/22/25 #		200,000	191,763
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #		115,000	120,103
PolyOne 5.25% 3/15/23		60,000	61,200
Potash Corp of Saskatchewan
4.00% 12/15/26		215,000	216,793
Southern Copper
5.875% 4/23/45		85,000	83,845
Suzano Trading 144A
5.875% 1/23/21 #		100,000	103,820
Vale Overseas
5.875% 6/10/21		110,000	115,500
WR Grace & Co. 144A
5.625% 10/1/24 #		34,000	35,827
			4,000,851
Capital Goods – 0.45%
Ball 5.25% 7/1/25		85,000	89,144
Cia Brasileira de Aluminio
144A 6.75% 4/5/21 #		100,000	104,750
Fortune Brands Home &
Security 3.00% 6/15/20		65,000	65,470
Lennox International
3.00% 11/15/23		245,000	238,235
Parker-Hannifin
3.30% 11/21/24		10,000	10,137
Roper Technologies
2.80% 12/15/21		75,000	75,050
3.80% 12/15/26		65,000	65,633
Union Andina de Cementos
144A 5.875% 10/30/21 #		150,000	155,625
Waste Management
2.40% 5/15/23		435,000	422,413
			1,226,457
Consumer Cyclical – 1.24%
Aramark Services 144A
5.125% 1/15/24 #		130,000	134,387
CDK Global 5.00% 10/15/24		75,000	73,125
CVS Health 3.875% 7/20/25		142,000	146,746
Daimler Finance North
America 144A
2.20% 10/30/21 #		150,000	146,682
Ford Motor 4.346% 12/8/26		200,000	202,496
General Motors Financial
3.45% 4/10/22		490,000	485,156
3.70% 5/9/23		90,000	88,683
Goodyear Tire & Rubber
5.00% 5/31/26		105,000	104,784
Hanesbrands 144A
4.875% 5/15/26 #		200,000	196,500
Host Hotels & Resorts
3.75% 10/15/23		70,000	68,822
4.50% 2/1/26		55,000	55,806
Hyundai Capital America
144A 2.125% 10/2/17 #		80,000	80,166
144A 2.55% 2/6/19 #		50,000	50,318
144A 3.00% 3/18/21 #		45,000	44,996
KFC Holding
144A 5.00% 6/1/24 #		42,000	42,997
144A 5.25% 6/1/26 #		40,000	40,700
L Brands 6.75% 7/1/36		75,000	76,313
Lowe’s 3.70% 4/15/46		180,000	168,458
Marriott International
3.125% 6/15/26		125,000	118,555
3.75% 3/15/25		80,000	79,947
4.50% 10/1/34		20,000	19,645
MGM Resorts International
4.625% 9/1/26		80,000	77,400

(continues)       NQ-448 [12/16] 2/17 (18638) 13

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Sally Holdings 5.75% 6/1/22	5,000	$5,219
Starbucks 2.45% 6/15/26	75,000	71,666
Target 3.625% 4/15/46	205,000	190,988
Toyota Motor Credit
2.80% 7/13/22	120,000	121,157
Walgreens Boots Alliance
3.10% 6/1/23	320,000	318,344
3.45% 6/1/26	150,000	147,533
		3,357,589
Consumer Non-Cyclical – 2.12%
Abbott Laboratories
2.90% 11/30/21	535,000	534,081
AbbVie 3.20% 5/14/26	195,000	185,898
Anheuser-Busch InBev
Finance 2.65% 2/1/21	640,000	644,284
Arcor SAIC 144A
6.00% 7/6/23 #	70,000	73,150
Becle 144A 3.75% 5/13/25 #	300,000	286,411
Biogen 5.20% 9/15/45	105,000	112,793
Celgene 3.25% 8/15/22	125,000	126,275
Cencosud 144A
6.625% 2/12/45 #	200,000	193,252
DaVita 5.00% 5/1/25	210,000	207,113
HCA
5.25% 6/15/26	125,000	129,531
5.375% 2/1/25	130,000	130,487
HealthSouth
5.125% 3/15/23	30,000	29,850
5.75% 11/1/24	20,000	20,350
5.75% 9/15/25	25,000	25,000
JBS USA
144A 5.75% 6/15/25 #	145,000	147,537
144A 5.875% 7/15/24 #	30,000	31,125
Mallinckrodt International
Finance 144A
5.50% 4/15/25 #	140,000	126,000
Molson Coors Brewing
3.00% 7/15/26	100,000	94,724
Mylan 144A
3.95% 6/15/26 #	5,000	4,688
New York & Presbyterian
Hospital 4.063% 8/1/56	90,000	84,446
PepsiCo 2.375% 10/6/26	180,000	170,621
Pernod Ricard 144A
4.45% 1/15/22 #	300,000	318,651
Post Holdings 144A
5.00% 8/15/26 #	135,000	129,600
Prestige Brands 144A
5.375% 12/15/21 #	75,000	77,625
Reynolds American
4.00% 6/12/22	180,000	188,496
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	150,000	145,058
2.875% 9/23/23	145,000	138,023
Sysco 3.30% 7/15/26	345,000	339,245
Tempur Sealy International
5.50% 6/15/26	75,000	75,563
Teva Pharmaceutical Finance
Netherlands III
2.80% 7/21/23	290,000	274,916
Thermo Fisher Scientific
3.00% 4/15/23	545,000	536,422
Transurban Finance 144A
3.375% 3/22/27 #	55,000	52,079
Universal Health Services
144A 5.00% 6/1/26 #	25,000	24,500
Zimmer Biomet Holdings
3.375% 11/30/21	90,000	90,966
		5,748,760
Energy – 1.78%
BP Capital Markets
3.216% 11/28/23	95,000	96,036
3.561% 11/1/21	55,000	57,451
3.723% 11/28/28	90,000	91,576
Buckeye Partners
3.95% 12/1/26	105,000	102,394
CNOOC Finance 2015
Australia 2.625% 5/5/20	200,000	199,512
ConocoPhillips
4.95% 3/15/26	255,000	282,035
Ecopetrol
5.875% 9/18/23	100,000	106,100
7.375% 9/18/43	55,000	55,963
Empresa Nacional del
Petroleo 144A
4.75% 12/6/21 #	115,000	119,028
Enbridge
4.25% 12/1/26	65,000	66,684
6.00% 1/15/77 ●	110,000	110,000
Energy Transfer Equity
7.50% 10/15/20	110,000	123,200
Energy Transfer Partners
4.75% 1/15/26	35,000	36,249
6.125% 12/15/45	155,000	165,482
9.70% 3/15/19	95,000	109,094
EnLink Midstream Partners
4.85% 7/15/26	65,000	65,689

14 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
7.034% 1/15/68 ●	25,000	$25,650
Murphy Oil USA
6.00% 8/15/23	160,000	167,600
Newfield Exploration
5.75% 1/30/22	65,000	68,819
NiSource Finance
6.125% 3/1/22	115,000	132,775
Noble Energy
5.05% 11/15/44	85,000	85,566
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	206,050
Petrobras Global Finance
6.25% 3/17/24	55,000	52,893
7.875% 3/15/19	70,000	75,204
8.375% 5/23/21	65,000	70,200
8.75% 5/23/26	10,000	10,813
Petroleos Mexicanos
144A 4.607% 3/11/22 #●	140,000	144,550
6.625% 6/15/35	80,000	79,200
Petronas Global Sukuk 144A
2.707% 3/18/20 #	200,000	200,000
Plains All American Pipeline
4.50% 12/15/26	80,000	81,314
8.75% 5/1/19	175,000	199,336
Regency Energy Partners
5.00% 10/1/22	155,000	164,451
Shell International Finance
2.875% 5/10/26	85,000	82,277
3.75% 9/12/46	180,000	166,056
4.00% 5/10/46	70,000	67,108
Targa Resources Partners
144A 5.125% 2/1/25 #	60,000	59,775
144A 5.375% 2/1/27 #	65,000	64,675
Tengizchevroil Finance Co.
International 144A
4.00% 8/15/26 #	200,000	188,475
Transcanada Trust
5.875% 8/15/76 ●	90,000	93,825
Williams Partners
7.25% 2/1/17	145,000	145,569
Woodside Finance
144A 3.65% 3/5/25 #	60,000	58,715
144A 3.70% 9/15/26 #	60,000	58,792
144A 8.75% 3/1/19 #	145,000	163,709
YPF
144A 8.50% 3/23/21 #	30,000	32,253
144A 8.50% 7/28/25 #	10,000	10,165
144A 26.333% 7/7/20 #●	90,000	103,050
		4,845,358
Financials – 0.81%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #●	200,000	202,750
AerCap Ireland Capital
3.95% 2/1/22	150,000	151,687
Affiliated Managers Group
3.50% 8/1/25	100,000	94,527
Air Lease 3.00% 9/15/23	130,000	124,386
Aviation Capital Group
144A 2.875% 9/17/18 #	10,000	10,137
144A 4.875% 10/1/25 #	150,000	159,187
144A 6.75% 4/6/21 #	35,000	40,469
Banco Nacional de Costa Rica
144A 5.875% 4/25/21 #	200,000	202,000
Berkshire Hathaway
2.75% 3/15/23	70,000	69,796
E*TRADE Financial
5.875% 12/29/49 ●	145,000	144,529
Jefferies Group
6.45% 6/8/27	50,000	54,941
6.50% 1/20/43	30,000	30,968
Lazard Group
3.625% 3/1/27	15,000	14,244
3.75% 2/13/25	100,000	97,815
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #	100,000	97,739
SUAM Finance 144A
4.875% 4/17/24 #	100,000	101,500
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	400,000	389,215
Woori Bank 144A
4.75% 4/30/24 #	200,000	202,388
		2,188,278
Insurance – 0.67%
Allstate 3.28% 12/15/26	100,000	100,539
Berkshire Hathaway Finance
2.90% 10/15/20	145,000	148,582
Highmark 144A
6.125% 5/15/41 #	10,000	9,282
MetLife 6.40% 12/15/36	20,000	21,650
MetLife Capital Trust X 144A
9.25% 4/8/38 #	400,000	545,000

(continues)      NQ-448 [12/16] 2/17 (18638) 15

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)
	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	390,000	$379,561
Prudential Financial
4.50% 11/15/20	5,000	5,362
5.375% 5/15/45 ●	85,000	87,125
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	85,000	86,526
144A 4.125% 11/1/24 #	170,000	171,991
USI 144A 7.75% 1/15/21 #	20,000	20,413
XLIT
4.45% 3/31/25	75,000	74,495
5.50% 3/31/45	110,000	104,739
6.50% 12/29/49 ●	70,000	54,775
		1,810,040
Media – 0.97%
21st Century Fox America
4.95% 10/15/45	165,000	170,222
Cablevision 144A
6.50% 6/15/21 #	150,000	152,813
CCO Holdings
144A 5.125% 5/1/23 #	115,000	118,737
144A 5.75% 2/15/26 #	100,000	103,750
CSC Holdings 144A
5.50% 4/15/27 #	200,000	203,000
Gray Television 144A
5.125% 10/15/24 #	60,000	58,200
Myriad International Holdings
144A 5.50% 7/21/25 #	200,000	202,116
Nexstar Escrow 144A
5.625% 8/1/24 #	120,000	119,400
Sinclair Television Group
144A 5.125% 2/15/27 #	130,000	124,150
Sirius XM Radio 144A
5.375% 7/15/26 #	385,000	377,300
Sky 144A 3.75% 9/16/24 #	205,000	205,992
Time Warner 3.80% 2/15/27	200,000	199,279
Time Warner Cable
7.30% 7/1/38	285,000	351,630
Tribune Media
5.875% 7/15/22	150,000	153,187
Viacom 3.45% 10/4/26	90,000	83,347
		2,623,123
Real Estate – 0.80%
Alexandria Real Estate
Equities 3.95% 1/15/27	40,000	39,905
American Tower
2.25% 1/15/22	40,000	38,360
American Tower
2.80% 6/1/20	35,000	35,046
4.00% 6/1/25	160,000	160,686
4.40% 2/15/26	85,000	87,016
American Tower Trust I 144A
3.07% 3/15/23 #	120,000	119,143
AvalonBay Communities
2.95% 5/11/26	170,000	162,479
Corporate Office Properties
3.60% 5/15/23	80,000	77,087
5.25% 2/15/24	105,000	109,550
Crown Castle International
5.25% 1/15/23	130,000	140,400
CubeSmart 3.125% 9/1/26	120,000	113,324
DDR 7.50% 4/1/17	30,000	30,415
Education Realty Operating
Partnership
4.60% 12/1/24	100,000	99,840
Hospitality Properties Trust
4.50% 3/15/25	95,000	92,758
Kite Realty Group
4.00% 10/1/26	45,000	43,145
Lifestorage 3.50% 7/1/26	90,000	86,553
MGM Growth Properties
Operating Partnership
144A 4.50% 9/1/26 #	100,000	96,500
PLA Administradora Industrial
144A 5.25% 11/10/22 #	200,000	192,500
UDR 4.00% 10/1/25	355,000	364,027
WP Carey 4.60% 4/1/24	80,000	81,199
		2,169,933
Services – 0.11%
United Rentals North America
5.50% 7/15/25	160,000	163,800
5.875% 9/15/26	45,000	46,519
Zayo Group 6.00% 4/1/23	90,000	94,050
		304,369
Technology – 0.60%
Analog Devices
2.50% 12/5/21	20,000	19,839
3.50% 12/5/26	100,000	99,281
Cisco Systems
1.85% 9/20/21	125,000	122,078
Diamond 1 Finance 144A
6.02% 6/15/26 #	225,000	244,175
Fidelity National Information
Services
3.00% 8/15/26	115,000	108,199
5.00% 10/15/25	170,000	185,477

16 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
First Data
144A 5.75% 1/15/24 #	305,000	$315,867
144A 7.00% 12/1/23 #	130,000	138,775
NXP 144A 4.125% 6/1/21 #	200,000	207,000
Samsung Electronics America
144A 1.75% 4/10/17 #	200,000	200,098
		1,640,789
Telecommunications – 1.50%
AT&T
4.35% 6/15/45	90,000	80,504
4.50% 3/9/48	245,000	221,026
CC Holdings GS V
3.849% 4/15/23	80,000	81,411
CenturyLink
5.80% 3/15/22	145,000	148,753
6.75% 12/1/23	100,000	102,625
Charter Communications
Operating
4.908% 7/23/25	230,000	242,818
Columbus Cable Barbados
144A 7.375% 3/30/21 #	200,000	213,578
Crown Castle Towers 144A
4.883% 8/15/20 #	455,000	484,935
Deutsche Telekom
International Finance 144A
2.485% 9/19/23 #	485,000	463,977
Digicel Group 144A
8.25% 9/30/20 #	200,000	172,594
Frontier Communications
8.875% 9/15/20	45,000	48,094
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	97,454
Millicom International Cellular
144A 6.00% 3/15/25 #	200,000	197,250
SBA Communications 144A
4.875% 9/1/24 #	120,000	118,800
SBA Tower Trust
144A 2.24% 4/16/18 #	100,000	100,218
144A 2.898% 10/15/19 #	70,000	70,531
Sprint Communications
144A 7.00% 3/1/20 #	75,000	81,563
144A 9.00% 11/15/18 #	70,000	77,350
T-Mobile USA
6.125% 1/15/22	115,000	121,613
Verizon Communications
4.125% 8/15/46	480,000	436,188
4.862% 8/21/46	55,000	55,951
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	200,000	198,250
VTR Finance 144A
6.875% 1/15/24 #	200,000	207,000
WPP Finance 2010
5.625% 11/15/43	45,000	48,415
		4,070,898
Transportation – 0.61%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	62,416	62,260
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	44,270	43,827
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	74,338	73,316
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	34,172	34,001
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	39,902	39,952
Autoridad del Canal de
Panama 144A
4.95% 7/29/35 #	200,000	212,000
Burlington Northern Santa Fe
4.70% 9/1/45	250,000	274,291
ERAC USA Finance 144A
4.50% 8/16/21 #	20,000	21,359
Penske Truck Leasing
144A 3.30% 4/1/21 #	95,000	96,160
144A 3.375% 2/1/22 #	190,000	191,822
144A 3.40% 11/15/26 #	50,000	47,938
SMBC Aviation Capital
Finance 144A
2.65% 7/15/21 #	200,000	192,737
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	41,185	42,060
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	94,232	94,821
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	40,000	38,650
United Parcel Service
5.125% 4/1/19	190,000	204,105
		1,669,299

(continues)     NQ-448 [12/16] 2/17 (18638) 17

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities – 2.94%
AES Gener 144A
8.375% 12/18/73 #●	200,000	$214,000
Ameren Illinois
9.75% 11/15/18	290,000	331,569
American Transmission
Systems 144A
5.25% 1/15/22 #	270,000	299,152
AmeriGas Partners
5.875% 8/20/26	60,000	61,200
Appalachian Power
4.45% 6/1/45	70,000	71,811
Berkshire Hathaway Energy
3.75% 11/15/23	200,000	209,447
Black Hills
3.15% 1/15/27	70,000	67,128
3.95% 1/15/26	35,000	35,803
Calpine
144A 5.25% 6/1/26 #	75,000	74,250
5.375% 1/15/23	65,000	63,863
CenterPoint Energy
5.95% 2/1/17	5,000	5,017
Cleveland Electric Illuminating
5.50% 8/15/24	90,000	101,876
CMS Energy 6.25% 2/1/20	325,000	359,752
ComEd Financing III
6.35% 3/15/33	160,000	165,024
Commonwealth Edison
3.65% 6/15/46	15,000	14,134
4.35% 11/15/45	125,000	131,052
Dominion Resources
2.85% 8/15/26	35,000	32,836
DTE Energy 3.30% 6/15/22	355,000	361,556
Duke Energy
2.65% 9/1/26	25,000	23,382
4.80% 12/15/45	85,000	90,198
Emera 6.75% 6/15/76 ●	195,000	209,625
Emera US Finance 144A
4.75% 6/15/46 #	260,000	263,228
Enel 144A
8.75% 9/24/73 #●	200,000	228,000
Enel Americas
4.00% 10/25/26	80,000	76,474
Enel Finance International
144A 6.00% 10/7/39 #	100,000	112,080
Entergy 4.00% 7/15/22	250,000	261,734
Entergy Louisiana
4.05% 9/1/23	220,000	230,769
4.95% 1/15/45	15,000	15,412
Exelon 3.95% 6/15/25	70,000	72,088
Fortis 144A
3.055% 10/4/26 #	260,000	243,677
Great Plains Energy
4.85% 6/1/21	60,000	63,981
Indiana Michigan Power
3.20% 3/15/23	175,000	176,918
IPALCO Enterprises
5.00% 5/1/18	80,000	83,000
ITC Holdings 3.25% 6/30/26	40,000	38,936
Kansas City Power & Light
3.65% 8/15/25	180,000	180,540
KeySpan Gas East 144A
2.742% 8/15/26 #	140,000	133,074
LG&E & KU Energy
4.375% 10/1/21	425,000	452,770
Louisville Gas & Electric
4.375% 10/1/45	35,000	36,874
Metropolitan Edison 144A
4.00% 4/15/25 #	70,000	70,596
MidAmerican Energy
4.25% 5/1/46	165,000	170,365
National Rural Utilities
Cooperative Finance
2.70% 2/15/23	145,000	144,189
4.75% 4/30/43 ●	180,000	181,435
5.25% 4/20/46 ●	50,000	52,182
New York State Electric & Gas
144A 3.25% 12/1/26 #	135,000	134,582
NextEra Energy Capital
Holdings
2.40% 9/15/19	135,000	135,850
3.625% 6/15/23	60,000	61,087
NV Energy 6.25% 11/15/20	115,000	130,529
Pennsylvania Electric
5.20% 4/1/20	115,000	123,245
Perusahaan Listrik Negara
144A 5.50% 11/22/21 #	200,000	215,000
Public Service Co. of New
Hampshire
3.50% 11/1/23	95,000	96,924
Public Service Co. of
Oklahoma 5.15% 12/1/19	200,000	215,210
Southern
2.75% 6/15/20	325,000	328,047
4.40% 7/1/46	130,000	129,112
Southern Co. Gas Capital
3.25% 6/15/26	85,000	83,109
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	50,000	50,740

18 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Wisconsin Electric Power
4.30% 12/15/45	70,000	$72,506
		7,986,938
Total Corporate Bonds
(cost $55,468,023)		55,149,412

Municipal Bonds – 0.37%
Bay Area Toll Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	125,000	175,900
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	80,000	119,106
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	65,000	78,811
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	70,000	98,036
Series F 7.414% 1/1/40	30,000	43,321
New York City, New York
Series C 5.00% 8/1/26	25,000	29,991
Series C 5.00% 8/1/27	25,000	29,749
Oregon State Taxable Pension
5.892% 6/1/27	200,000	243,489
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	40,000	41,185
Texas Water Development
Board
Series A 5.00% 10/15/45	30,000	33,985
Water Implementation
Revenue 5.00% 10/15/46	95,000	108,929
Total Municipal Bonds
(cost $1,008,904)		1,002,502

Non-Agency Asset-Backed Securities – 1.98%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	52,899	53,838
Ally Master Owner Trust
Series 2014-4 A2
1.43% 6/17/19	180,000	180,106
American Express Credit
Account Master Trust
Series 2014-5 A
0.994% 5/15/20 ●	750,000	750,746
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	120,000	119,397
Series 2014-1A A 144A
2.46% 7/20/20 #	200,000	199,518
Cabela’s Credit Card Master
Note Trust
Series 2014-1 A
1.054% 3/16/20 ●	1,900,000	1,900,172
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	4,347	4,347
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
0.744% 7/15/20 ●	145,000	144,847
Chase Issuance Trust
Series 2007-C1 C1
1.164% 4/15/19 ●	100,000	99,992
CNH Equipment Trust
Series 2016-B A2B
1.104% 10/15/19 ●	25,000	25,032
Discover Card Execution Note
Trust
Series 2013-A1 A1
1.004% 8/17/20 ●	200,000	200,164
Series 2014-A1 A1
1.134% 7/15/21 ●	200,000	200,746
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	75,225	75,234
Ford Credit Auto Owner Trust
Series 2016-2 A 144A
2.03% 12/15/27 #	230,000	226,200
Golden Credit Card Trust
Series 2014-2A A 144A
1.154% 3/15/21 #●	100,000	100,114
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	143,250	126,815
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.264% 7/16/18 ●	56,914	56,982

(continues)     NQ-448 [12/16] 2/17 (18638) 19

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.284% 5/15/20 #●	100,000	$100,320
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.106% 9/27/21 #●	60,000	60,161
Nissan Auto Lease Trust
Series 2015-B A2B
1.234% 12/15/17 ●	42,784	42,825
Penarth Master Issuer
Series 2015-1A A1 144A
1.136% 3/18/19 #●	150,000	149,966
PFS Financing
Series 2015-AA A 144A
1.324% 4/15/20 #●	100,000	99,795
Porsche Innovative Lease
Owner Trust
Series 2015-1 A3 144A
1.19% 7/23/18 #	95,173	95,186
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	100,056
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	260,000	259,821
Total Non-Agency
Asset-Backed Securities
(cost $5,400,895)		5,372,380

Non-Agency Collateralized Mortgage Obligations – 0.63%
American Home Mortgage
Investment Trust
Series 2005-2 5A1
5.064% 9/25/35 ϕ	7,134	7,057
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	2,471	2,379
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	51,137	50,963
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	62,131	63,531
Series 2014-2 B1 144A
3.431% 6/25/29 #●	81,292	80,414
JPMorgan Mortgage Trust
Series 2014-2 B2 144A
3.431% 6/25/29 #●	81,292	79,549
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	98,485
Series 2015-1 B1 144A
2.64% 12/25/44 #●	197,041	195,103
Series 2015-4 B1 144A
3.629% 6/25/45 #●	96,870	94,103
Series 2015-4 B2 144A
3.629% 6/25/45 #●	96,870	92,469
Series 2015-5 B2 144A
2.896% 5/25/45 #●	98,103	92,394
Series 2015-6 B1 144A
3.631% 10/25/45 #●	96,954	95,600
Series 2015-6 B2 144A
3.631% 10/25/45 #●	96,954	94,186
New Residential Mortgage
Loan Trust
Series 2015-2A A1 144A
3.75% 8/25/55 #●	76,754	79,251
Series 2016-4A A1 144A
3.75% 11/25/56 #●	97,708	100,665
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.666% 9/25/43 #●	92,668	92,941
Series 2014-2 A4 144A
3.50% 7/25/44 #●	47,480	47,380
Series 2015-1 B2 144A
3.881% 1/25/45 #●	43,037	42,543
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	29,246	29,882
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	77,621	77,809
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	80,159	80,208
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
3.154% 4/25/36 ●	15,415	14,419
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.91% 3/20/45 #●	96,503	95,960
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,701,147)		1,707,291

20 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities – 1.75%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
5.814% 2/10/51 ●	80,000	$81,473
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	47,301	48,316
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.711% 12/10/49 ●	60,000	60,861
Series 2014-GC25 A4
3.635% 10/10/47	115,000	119,080
Series 2015-GC27 A5
3.137% 2/10/48	135,000	134,791
Series 2016-P3 A4
3.329% 4/15/49	95,000	95,434
Series 2016-P5 A4
2.941% 10/10/49	90,000	87,278
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	95,000	94,956
Series 2014-CR19 A5
3.796% 8/10/47	70,000	73,340
Series 2014-CR20 AM
3.938% 11/10/47	215,000	222,323
Series 2015-3BP A 144A
3.178% 2/10/35 #	300,000	299,945
Series 2015-CR23 A4
3.497% 5/10/48	150,000	153,671
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	32,103	32,091
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	175,000	176,653
Series 2016-C3 A5
2.89% 9/10/49	210,000	204,728
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.685% 11/10/46 #●	130,000	143,469
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	100,000	103,742
Series 2014-GRCE B 144A
3.52% 6/10/28 #	200,000	206,210
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	150,000	158,324
GS Mortgage Securities Trust
Series 2015-GC32 A4
3.764% 7/10/48	70,000	73,122
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	225,000	233,797
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	185,000	184,243
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.524% 8/12/37 ●	40,000	42,033
Series 2005-LDP5 D
5.524% 12/15/44 ●	65,000	64,874
Series 2013-LC11 B
3.499% 4/15/46	85,000	85,847
Series 2015-JP1 A5
3.914% 1/15/49	85,000	89,596
Series 2016-JP2 A4
2.822% 8/15/49	120,000	116,310
Series 2016-JP3 B
3.397% 8/15/49 ●	40,000	39,059
Series 2016-WIKI A 144A
2.798% 10/5/31 #	50,000	50,202
Series 2016-WIKI B 144A
3.201% 10/5/31 #	80,000	80,521
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	4,459	4,457
Series 2006-C6 AJ
5.452% 9/15/39 ●	112,515	100,960
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47	90,000	93,846
Series 2015-C23 A4
3.719% 7/15/50	285,000	295,556
Series 2015-C26 A5
3.531% 10/15/48	120,000	122,912
Series 2016-C29 A4
3.325% 5/15/49	85,000	85,157
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	200,000	201,905

(continues)     NQ-448 [12/16] 2/17 (18638) 21

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial
Mortgage Trust
Series 2015-NXS3 A4
3.617% 9/15/57		165,000	$169,949
Series 2016-BNK1 A3
2.652% 8/15/49		140,000	133,822
Total Non-Agency
Commercial
Mortgage-Backed
Securities (cost $4,873,163)			4,764,853

Regional Bonds – 0.24%Δ
Australia – 0.05%
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	161,000	110,776
144A 3.25% 7/21/28 #	AUD	39,000	27,863
			138,639
Canada – 0.12%
Province of British Columbia
2.25% 6/2/26		235,000	223,827
Province of Manitoba
2.125% 6/22/26		100,000	93,403
			317,230
Japan – 0.07%
Japan Finance Organization
For Municipalities 144A
2.125% 4/13/21 #		200,000	195,741
			195,741
Total Regional Bonds
(cost $683,797)			651,610

Senior Secured Loans – 1.65%«
Air Medical Group Holdings
Tranche B 1st Lien
4.25% 4/28/22		167,450	167,199
Aramark Services Tranche E
3.338% 9/7/19		111,908	112,957
Avago Technologies Cayman
Finance Tranche B 1st Lien
3.704% 2/1/23		77,398	78,583
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19		184,032	185,930
Community Health Systems
Tranche F 1st Lien
4.185% 12/31/18		41,685	41,093
Dell International Tranche B
1st Lien 4.02% 9/7/23		130,000	132,370
FCA U.S. Tranche B 1st Lien
3.50% 5/24/17		11,389	11,433
First Data 1st Lien
3.756% 3/24/21		347,983	351,825
Flying Fortress Tranche B 1st
Lien 3.00% 10/20/22		345,000	346,941
HCA Tranche B6 1st Lien
4.02% 3/17/23		315,615	319,634
Hilton Worldwide Finance
Tranche B1 1st Lien
3.50% 10/26/20		36,998	37,352
Hilton Worldwide Finance
Tranche B2 1st Lien
3.256% 10/25/23		503,025	509,447
Houghton International 1st
Lien 4.25% 12/20/19		628,800	635,874
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20		245,000	248,637
Republic of Angola
(Unsecured)
7.57% 12/16/23		223,125	185,194
Solera Tranche B 1st Lien
5.75% 3/3/23		104,213	105,783
TransDigm Tranche F 1st Lien
3.77% 6/9/23		263,675	266,531
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20		584,713	588,165
USI Insurance Services Tranche
B 1st Lien
4.25% 12/27/19		158,440	159,265
Total Senior Secured Loans
(cost $4,419,029)			4,484,213

Sovereign Bonds – 0.74%Δ
Argentina – 0.05%
Argentine Republic
Government International
Bond 144A
7.125% 7/6/36 #		150,000	143,063
			143,063
Australia – 0.06%
Australia Government Bond
3.75% 4/21/37	AUD	205,000	153,497
			153,497
Bermuda – 0.07%
Bermuda Government
International Bond 144A
3.717% 1/25/27 #		200,000	190,000
			190,000

22 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

		Principal	Value
		amount°	(U.S. $)
Sovereign BondsΔ (continued)
Dominican Republic – 0.04%
Dominican Republic
International Bond 144A
6.875% 1/29/26 #		100,000	$104,207
			104,207
Hungary – 0.05%
Hungary Government
International Bond
5.75% 11/22/23		120,000	133,287
			133,287
Jamaica – 0.04%
Jamaica Government
International Bond
8.00% 3/15/39		100,000	111,537
			111,537
Japan – 0.07%
Japan International
Cooperation Agency
2.125% 10/20/26		200,000	186,503
			186,503
Mexico – 0.06%
Mexico Government
International Bond
4.35% 1/15/47		200,000	172,000
			172,000
New Zealand – 0.06%
New Zealand Government
Bond
2.75% 4/15/25	NZD	193,000	129,383
4.50% 4/15/27	NZD	29,000	22,165
			151,548
Portugal – 0.01%
Portugal Government
International Bond 144A
5.125% 10/15/24 #		29,000	28,206
			28,206
Saudi Arabia – 0.07%
Saudi Government
International Bond 144A
2.375% 10/26/21 #		200,000	194,376
			194,376
South Africa – 0.05%
Republic of South Africa
Government International
Bond 5.875% 5/30/22		125,000	136,564
			136,564
Sri Lanka – 0.07%
Sri Lanka Government
International Bond 144A
6.125% 6/3/25 #		200,000	189,159
			189,159
Uruguay – 0.04%
Uruguay Government
International Bond
5.10% 6/18/50		130,000	117,325
			117,325
Total Sovereign Bonds
(cost $2,141,041)			2,011,272

Supranational Banks – 0.08%
International Bank for
Reconstruction &
Development
3.50% 1/22/21	NZD	278,000	193,886
4.625% 10/6/21	NZD	22,000	16,028
International Finance
3.625% 5/20/20	NZD	13,000	9,135
Total Supranational Banks
(cost $214,237)			219,049

U.S. Treasury Obligations – 1.63%
U.S. Treasury Bond
2.875% 11/15/46		685,000	661,467
U.S. Treasury Floating Rate
Note
0.705% 7/31/18 ●		1,040,000	1,041,155
U.S. Treasury Notes
1.25% 10/31/21		620,000	601,279
1.50% 8/15/26		2,310,000	2,124,660
Total U.S. Treasury
Obligations
(cost $4,498,862)			4,428,561

		Number of
		shares
Preferred Stock – 0.47%
General Electric 5.00% ●		266,000	276,361
Integrys Energy Group
6.00% ●		3,550	92,522
PNC Preferred Funding Trust II
144A 2.186% #●		300,000	290,250
US Bancorp 3.50% ●		600	521,988

(continues)     NQ-448 [12/16] 2/17 (18638) 23

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Preferred Stock (continued)
USB Realty 144A 2.027% #●	100,000	$88,250
Total Preferred Stock
(cost $1,092,851)		1,269,371

	Principal
	amount°
Short-Term Investments – 1.85%
Discount Notes – 1.26%≠
Federal Home Loan Bank
0.348% 1/25/17	1,049,084	1,048,848
0.366% 1/27/17	805,280	805,081
0.379% 2/3/17	402,640	402,470
0.483% 1/30/17	583,659	583,496
0.499% 2/15/17	145,915	145,829
0.501% 2/6/17	437,744	437,541
		3,423,265
Repurchase Agreements – 0.59%
Bank of America Merrill Lynch
0.41%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $539,913
(collateralized by U.S.
government obligations
2.00% 8/15/25;
market value $550,686)	539,889	539,889
Bank of Montreal
0.30%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $629,891
(collateralized by U.S.
government obligations
0.00%–4.375%
5/15/18–11/15/44; market
value $642,468)	629,870	629,870
BNP Paribas
0.48%, dated 12/30/16, to
be repurchased on 1/3/17,
repurchase price $431,264
(collateralized by U.S.
government obligations
2.125% 12/31/22;
market value $439,866)	431,241	431,241
		1,601,000

Total Short-Term
Investments
(cost $5,024,150)		5,024,265
Total Value of
Securities – 101.69%
(cost $240,033,885)		276,108,016
Liabilities Net of
Receivables and Other
Assets – (1.69)%★		(4,587,956)
Net Assets Applicable to
24,504,884 Shares
Outstanding – 100.00%		$271,520,060

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2016, the aggregate value of Rule 144A securities was $27,902,513, which represents 10.28% of the Fund’s net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $1,001,000 cash pledged as collateral for futures contracts.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy.At Dec. 31, 2016, the aggregate value of fair valued securities was $370,300, which represents 0.14% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium.These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Dec. 31, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income-producing security.
●	Variable rate security.Each rate shown is as of Dec. 31, 2016.Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2016.

24 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Dec. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(317,827)	USD	236,612	1/27/17	$7,428
BAML	NZD	(265,979)	USD	188,295	1/27/17	3,710
BNP	AUD	(240,728)	USD	180,025	1/27/17	6,437
BNYM	CHF	(66,725)	USD	65,110	1/3/17	(431)
BNYM	EUR	(151,895)	USD	159,175	1/3/17	(765)
BNYM	GBP	92,594	USD	(113,270)	1/3/17	859
						$17,238

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(217)	U.S. Treasury 5 yr Notes	$(25,612,168)	$(25,533,102)	4/1/17	$79,066
(332)	U.S. Treasury 10 yr Notes	(41,479,267)	(41,261,375)	3/23/17	217,892
(76)	U.S. Treasury Long Bonds	(11,482,394)	(11,449,875)	3/23/17	32,519
		$(78,573,829)			$329,477

Swap Contracts

CDS Contracts1

					Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]	Payments	Date	(Received)	(Depreciation)[3]
	Protection Purchased:
HSBC	CDX.EM.26[5]	4,000,000	1.00%	12/20/21	$273,797	$(22,690)
ICE	JPM - CDX.NA.HY.27[4]	5,365,000	5.00%	12/20/21	(282,649)	(49,239)
						$(71,929)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(10,276).

4Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa, and Asia.

(continues)     NQ-448 [12/16] 2/17 (18638) 25

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CHF – Swiss Franc
CLO – Collateralized Loan Obligation
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FREMF – Finnish Real Estate Management Federation
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
LB – Lehman Brothers
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year

26 NQ-448 [12/16] 2/17 (18638)

Notes
Delaware Foundation® Moderate Allocation Fund December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds (Trust) – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	$240,033,885
Aggregate unrealized appreciation of investments	$49,771,886
Aggregate unrealized depreciation of investments	(13,697,755)
Net unrealized appreciation of investments	$36,074,131

(continues)     NQ-448 [12/16] 2/17 (18638) 27

Notes
December 31, 2016 (Unaudited)

2. Investments (continued)

U .S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

28 NQ-448 [12/16] 2/17 (18638)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$51,245,447	$—	$51,245,447
Corporate Debt	—	55,149,412	—	55,149,412
Foreign Debt	—	2,881,931	—	2,881,931
Municipal Bonds	—	1,002,502	—	1,002,502
Senior Secured Loans[1]	—	4,299,019	185,194	4,484,213
Common Stock
Consumer Discretionary	7,689,868	8,275,151	—	15,965,019
Consumer Staples	5,867,634	7,255,103	—	13,122,737
Energy	8,089,339	1,519,553	—	9,608,892
Financials	11,935,212	6,860,928	—	18,796,140
Healthcare	13,862,858	5,489,050	—	19,351,908
Industrials	8,753,333	9,099,371	—	17,852,704
Information Technology	18,694,666	4,729,093	—	23,423,759
Materials	3,470,396	2,083,218	—	5,553,614
Real Estate	14,555,525	564,386	—	15,119,911
Telecommunication Services	4,182,958	2,980,385	—	7,163,343
Utilities	1,239,740	450,536	—	1,690,276
Exchange-Traded Funds	2,974,011	—	—	2,974,011
Preferred Stock[1]	521,988	747,383	—	1,269,371
U.S. Treasury Obligations	—	4,428,561	—	4,428,561
Short-Term Investments	—	5,024,265	—	5,024,265
Total Value of Securities	$101,837,528	$174,085,294	$185,194	$276,108,016
Foreign Currency Exchange
Contracts	$—	$17,238	$—	$17,238
Futures Contracts	329,477	—	—	329,477
Swap Contracts	—	(71,929)	—	(71,929)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	95.87%	4.13%	100.00%
Preferred Stock	41.12%	58.88%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of Dec. 31, 2016, a portion of the portfolio was categorized as Level 2.

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the

NQ-448 [12/16] 2/17 (18638) 29

Notes
December 31, 2016 (Unaudited)

2. Investments (continued)

investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the Schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

30 NQ-448 [12/16] 2/17 (18638)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: